UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 21 of its series:

Date of fiscal year end: August 31

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of fiscal year end: February 28

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund.

Date of reporting period: November 30, 2016

ITEM 1.    INVESTMENTS

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 24.58%
FHLMC ±	2.22%	1-1-2036	$44,033	$45,894
FHLMC	3.50	12-1-2045	4,707,964	4,827,434
FHLMC	3.50	12-1-2045	1,644,449	1,686,179
FHLMC	4.00	6-1-2044	3,962,344	4,163,514
FHLMC	5.00	6-1-2036	412,721	453,406
FHLMC	5.00	8-1-2040	421,796	462,286
FHLMC	5.50	10-1-2017	39,566	39,949
FHLMC	5.50	8-1-2038	89,424	100,139
FHLMC	5.50	12-1-2038	802,380	900,343
FHLMC	5.50	6-1-2040	1,127,239	1,254,131
FHLMC	7.50	5-1-2038	3,793	3,926
FHLMC	8.00	2-1-2030	314	386
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,305,902	1,311,074
FHLMC Series 2640 Class G	4.50	7-15-2018	226,808	230,890
FHLMC Series 3774 Class AB	3.50	12-15-2020	237,428	245,616
FHLMC Series K020 Class X1 ±(c)	1.58	5-25-2022	13,931,053	890,658
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,878,915	2,206,939
FHLMC Series T-57 Class 2A1 ±	3.44	7-25-2043	56,504	60,304
FHLMC Series T-59 Class 2A1 ±	3.22	10-25-2043	284,568	280,074
FNMA	2.13	4-24-2026	6,100,000	5,810,915
FNMA %%	2.50	12-16-2031	1,645,000	1,650,719
FNMA ±	2.52	5-1-2046	1,719,961	1,742,198
FNMA ±	2.56	3-1-2046	1,600,228	1,623,121
FNMA ±	2.57	1-1-2036	179,027	190,002
FNMA ±	2.77	8-1-2036	1,494,744	1,583,106
FNMA	3.00	11-1-2045	2,569,227	2,557,933
FNMA	3.00	12-1-2045	6,395,440	6,367,329
FNMA %%	3.00	12-13-2046	12,960,000	12,891,150
FNMA ±	3.01	8-1-2036	86,764	91,284
FNMA ±	3.09	9-1-2036	33,653	35,319
FNMA	3.27	7-1-2022	1,255,114	1,311,716
FNMA	3.50	10-1-2043	1,319,605	1,359,156
FNMA	3.50	4-1-2045	404,641	415,296
FNMA	3.50	8-1-2045	8,318,477	8,537,525
FNMA	3.95	9-1-2021	420,603	450,129
FNMA	4.00	9-1-2024	180,858	185,718
FNMA %%	4.00	12-13-2046	7,040,000	7,406,142
FNMA	4.26	4-1-2021	2,762,673	2,982,924
FNMA	5.00	1-1-2024	154,647	164,227
FNMA	5.00	2-1-2036	41,698	45,758
FNMA	5.00	6-1-2040	145,909	160,169
FNMA	5.00	8-1-2040	2,621,664	2,877,380
FNMA	5.50	11-1-2023	83,451	90,243
FNMA	5.50	8-1-2034	145,670	163,625
FNMA	5.50	2-1-2035	43,774	49,230
FNMA	5.50	8-1-2038	112,631	125,550
FNMA	5.50	8-1-2038	659,216	740,975
FNMA	6.00	10-1-2037	768,943	873,679
FNMA	6.00	11-1-2037	52,695	59,938
FNMA	6.50	7-1-2036	18,004	21,150
FNMA	6.50	7-1-2036	32,652	36,976
FNMA	6.50	11-1-2036	7,998	9,057
FNMA	7.00	12-1-2022	244,481	263,898
FNMA	7.00	7-1-2036	16,223	17,460
FNMA	7.00	11-1-2037	15,473	17,169
FNMA	7.50	5-1-2038	2,005	2,034
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	7,890	9,525
FNMA Series 2003-W08 Class 4A ±	3.56	11-25-2042	203,974	213,668
FNMA Series 2003-W14 Class 2A ±	2.65	6-25-2045	151,256	157,631
FNMA Series 2003-W14 Class 2A ±	3.81	1-25-2043	362,018	381,187
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,644,984	1,915,930
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	857,371	988,252
GNMA %%	3.00	12-20-2046	5,780,000	5,861,959
GNMA %%	3.50	12-20-2046	11,685,000	12,151,943
GNMA %%	4.00	12-20-2046	3,140,000	3,324,965
GNMA	5.00	7-20-2040	1,023,953	1,130,652
GNMA	7.50	12-15-2029	743	831

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA Series 2008-22 Class XM ±(c)	0.83%	2-16-2050	$2,033,201	$62,379
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	18,733,000	17,924,165

Total Agency Securities (Cost $125,896,837)				126,196,429

Asset-Backed Securities : 9.72%
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	3,800,000	3,808,480
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	1,147,790	1,148,202
American Airlines Series 2015-1 Class B Pass-Through Trust	3.70	11-1-2024	1,684,958	1,642,834
BMW Vehicle Lease Trust Series 2015-2 Class A3	1.40	9-20-2018	1,500,000	1,500,811
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	348,946	349,000
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,960,000	1,966,737
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,685,447
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	382,289	382,083
CNH Equipment Trust Series 2014-C Class A3	1.05	11-15-2019	1,420,822	1,419,400
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	4,670,000	4,669,217
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	1,240,000	1,240,204
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,122,393	1,261,121
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,026,197
GM Financial Automobile Leasing Trust Series 2015-1 Class A2	1.10	12-20-2017	1,085,726	1,085,559
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	915,000	914,845
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,601,017
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.52	6-15-2019	1,320,000	1,319,837
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	1,735,000	1,735,058
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	1,378,000	1,379,716
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,205,000	1,205,053
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	1,910,000	1,907,984
Nissan Auto Lease Trust Series 2015-B Class A4	1.70	4-15-2021	2,600,000	2,608,198
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	1,770,000	1,770,360
Porsche Innovative Lease Owner Trust Series 2014-1 Class A4 144A	1.26	9-21-2020	3,455,000	3,455,841
SunTrust Auto Receivables Trust Series 2015-1A Class A3 144A	1.42	9-16-2019	1,935,000	1,936,950
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	29,268	29,261
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	3,200,000	3,202,959
World OMNI Auto Receivables Trust Series 2015-A Series A3	1.34	5-15-2020	2,660,000	2,663,193

Total Asset-Backed Securities (Cost $49,788,711)				49,915,564

Corporate Bonds and Notes : 30.72%

Consumer Discretionary : 4.51%

Auto Components : 0.13%
American Axle Manufacturing Incorporated	6.63	10-15-2022	675,000	678,375

Automobiles : 0.60%
Ford Motor Company	7.45	7-16-2031	1,465,000	1,809,142
General Motors Company	6.75	4-1-2046	1,120,000	1,288,558
				3,097,700

Diversified Consumer Services : 0.16%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	795,000	826,800

Household Durables : 0.91%
DR Horton Incorporated	4.38	9-15-2022	2,160,000	2,214,000
KB Home	7.50	9-15-2022	950,000	1,011,750
Tempur Sealy International Incorporated	5.50	6-15-2026	610,000	606,950
Toll Brothers Finance Corporation	4.38	4-15-2023	810,000	807,975

				4,640,675

Internet & Direct Marketing Retail : 0.39%
Amazon.com Incorporated	4.95	12-5-2044	815,000	897,632
Edreams Odigeo SA 144A	8.50	8-1-2021	1,000,000	1,102,148

				1,999,780

2

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media : 2.06%
CCO Holdings LLC 144A	5.75%	2-15-2026	$1,230,000	$1,263,825
Charter Communications Operating LLC 144A	6.48	10-23-2045	655,000	733,590
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	700,000	706,125
Discovery Communications LLC	6.35	6-1-2040	550,000	569,749
Gannett Company Incorporated 144A	5.50	9-15-2024	805,000	817,075
Gray Television Incorporated 144A	5.88	7-15-2026	585,000	558,494
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	938,000	983,728
SES Global Americas Holding Company 144A	5.30	3-25-2044	880,000	754,483
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	965,000	957,763
Thomson Reuters Corporation	1.30	2-23-2017	2,218,000	2,218,599
Thomson Reuters Corporation	5.85	4-15-2040	945,000	1,025,573

				10,589,004

Specialty Retail : 0.20%
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	1,007,500

Textiles, Apparel & Luxury Goods : 0.06%
Levi Strauss & Company	5.00	5-1-2025	325,000	324,188

Consumer Staples : 1.15%

Beverages : 0.58%
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	2,955,000	2,969,243

Food & Staples Retailing : 0.21%
Whole Foods Market Incorporated	5.20	12-3-2025	1,055,000	1,104,322

Food Products : 0.19%
TreeHouse Foods Incorporated 144A	6.00	2-15-2024	950,000	988,000

Tobacco : 0.17%
Altria Group Incorporated	3.88	9-16-2046	920,000	848,493

Energy : 3.56%

Energy Equipment & Services : 0.47%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,300,000	906,750
NGPL PipeCo LLC 144A	7.77	12-15-2037	595,000	621,775
SESI LLC	7.13	12-15-2021	885,000	865,088

				2,393,613

Oil, Gas & Consumable Fuels : 3.09%
Anadarko Petroleum Corporation	6.60	3-15-2046	795,000	925,412
Continental Resources Incorporated	4.50	4-15-2023	1,105,000	1,074,613
Crestwood Midstream Partners LP	6.25	4-1-2023	940,000	954,100
Energy Transfer Partners LP	4.90	2-1-2024	1,300,000	1,331,515
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,338,137
Hollyfrontier Corporation	5.88	4-1-2026	1,140,000	1,142,554
Kinder Morgan Incorporated	5.55	6-1-2045	1,100,000	1,095,065
Marathon Oil Corporation	5.90	3-15-2018	1,770,000	1,848,041
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	519,201
Murphy Oil Corporation	6.88	8-15-2024	855,000	899,888
Plains All American Pipeline LP	4.90	2-15-2045	990,000	867,851
Sabine Pass Liquefaction LLC	5.63	4-15-2023	600,000	630,000
Sanchez Energy Corporation	6.13	1-15-2023	600,000	525,000
TC Pipelines LP	4.38	3-13-2025	1,595,000	1,583,682
Williams Partners LP	4.88	3-15-2024	1,105,000	1,112,823

				15,847,882

Financials : 10.88%

Banks : 2.71%
Allied Irish Banks plc ±	7.38	12-29-2049	1,000,000	1,002,088
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,158,491

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of America Corporation ±	6.10%	12-29-2049	$1,290,000	$1,290,645
Citigroup Incorporated	4.13	7-25-2028	1,430,000	1,403,555
Citizens Financial Group ±	5.16	6-29-2023	1,340,000	1,390,175
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,896,864
Huntington National Bank	2.20	11-6-2018	1,985,000	1,991,370
JPMorgan Chase & Company	2.95	10-1-2026	2,000,000	1,904,558
JPMorgan Chase & Company ±	5.15	12-29-2049	1,370,000	1,325,475
PNC Financial Services ±	5.00	12-29-2049	565,000	548,050

				13,911,271

Capital Markets : 2.49%
Bank of NY Mellon Corporation ±	4.95	12-29-2049	2,000,000	1,992,500
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,005,614
Goldman Sachs Group Incorporated	3.75	5-22-2025	1,370,000	1,379,001
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,130,613
Goldman Sachs Group Incorporated ±	5.30	12-29-2049	1,100,000	1,062,050
Legg Mason Incorporated	5.63	1-15-2044	815,000	780,825
Morgan Stanley	3.13	7-27-2026	1,000,000	954,183
Morgan Stanley	3.95	4-23-2027	1,660,000	1,640,634
Morgan Stanley	4.35	9-8-2026	1,260,000	1,286,408
Raymond James Financial	4.95	7-15-2046	1,695,000	1,556,498

				12,788,326

Consumer Finance : 1.78%
Ally Financial Incorporated «	5.13	9-30-2024	1,080,000	1,077,300
Arch Capital Finance LLC %%	4.01	12-15-2026	1,540,000	1,540,590
Capital One Financial Corporation	3.75	7-28-2026	2,000,000	1,923,696
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,366,184
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,596,748
Hyundai Capital America Incorporated 144A	2.50	3-18-2019	1,640,000	1,646,834

				9,151,352

Diversified Financial Services : 0.71%
Argos Merger Incorporated 144A «	7.13	3-15-2023	590,000	604,013
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,186,398
GLP Capital LP / GLP Financing II Incorporated	5.38	4-15-2026	130,000	132,925
Voya Financial Incorporated	4.80	6-15-2046	765,000	719,886

				3,643,222

Insurance : 3.19%
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,584,567
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,964,540
PartnerRe Finance II Incorporated ±	6.44	12-1-2066	1,345,000	1,176,875
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,779,113
Progressive Corporation ±	6.70	6-15-2067	2,050,000	2,003,875
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,440,766
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,776,600
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,071,019
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,379,492
Unum Group	3.88	11-5-2025	1,200,000	1,167,924

				16,344,771

Health Care : 1.43%

Biotechnology : 0.24%
Gilead Sciences Incorporated	4.15	3-1-2047	1,310,000	1,225,984

Health Care Providers & Services : 0.96%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	760,000	756,200
Aetna Incorporated %%	3.20	6-15-2026	1,105,000	1,075,725
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	810,000	789,750
Mednax Incorporated 144A	5.25	12-1-2023	535,000	543,025

4

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Select Medical Corporation	6.38%	6-1-2021	$900,000	$863,433
Tenet Healthcare Corporation 144A%%	7.50	1-1-2022	900,000	926,442
				4,954,575

Pharmaceuticals : 0.23%
Valeant Pharmaceuticals Company 144A	4.50	5-15-2023	1,500,000	1,176,433

Industrials : 2.20%

Aerospace & Defense : 0.34%
L3 Communications Corporation %%	3.85	12-15-2026	1,730,000	1,725,727

Airlines : 0.32%
American Airlines Group Incorporated 144A «	4.63	3-1-2020	635,000	631,031
United Continental Holdings Incorporated «	6.00	12-1-2020	955,000	1,017,075

				1,648,106

Building Products : 0.07%
Masco Corporation	4.38	4-1-2026	325,000	327,438

Professional Services : 0.39%
Verisk Analytics Incorporated	5.80	5-1-2021	1,810,000	2,021,048

Trading Companies & Distributors : 0.44%
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,392,300
United Rentals North America Incorporated	5.75	11-15-2024	835,000	864,225

				2,256,525

Transportation Infrastructure : 0.64%
Toll Road Investors Partnership II LP 144A ¤	0.00	2-15-2026	5,630,000	3,292,193

Information Technology : 1.27%

Communications Equipment : 0.16%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	800,000	833,000

Electronic Equipment, Instruments & Components : 0.46%
Arrow Electronics Incorporated	4.00	4-1-2025	730,000	707,477
Corning Incorporated	7.25	8-15-2036	1,417,000	1,660,395

				2,367,872

Semiconductors & Semiconductor Equipment : 0.53%
Analog Devices Incorporated %%	4.50	12-5-2036	1,725,000	1,713,753
Micron Technology Incorporated	5.50	2-1-2025	1,000,000	982,500

				2,696,253

Technology Hardware, Storage & Peripherals : 0.12%
Diamond 1 Finance Corporation 144A «	7.13	6-15-2024	575,000	627,780

Materials : 1.73%

Chemicals : 1.33%
Ashland Incorporated	4.75	8-15-2022	840,000	864,150
CF Industries Incorporated	6.88	5-1-2018	1,880,000	1,978,700
Huntsman International LLC	5.13	4-15-2021	1,000,000	1,131,390
RPM International Incorporated	5.25	6-1-2045	1,100,000	1,050,474
The Chemours Company	6.13	5-15-2023	1,000,000	1,022,702

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
W.R. Grace & Company 144A	5.63%	10-1-2024	$760,000	$805,600

				6,853,016

Containers & Packaging : 0.21%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	1,000,000	1,056,250

Metals & Mining : 0.19%
Novelis Corporation 144A	5.88	9-30-2026	990,000	988,763

Real Estate : 0.94%

Equity REITs : 0.75%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	796,404
Omega Healthcare Investors Incorporated	4.38	8-1-2023	2,240,000	2,203,611
VEREIT Operating Partnership LP	4.60	2-6-2024	825,000	842,738

				3,842,753

Real Estate Management & Development : 0.19%
CBRE Services Incorporated	5.00	3-15-2023	940,000	970,525

Telecommunication Services : 1.57%

Diversified Telecommunication Services : 0.70%
AT&T Incorporated	4.75	5-15-2046	1,075,000	1,001,414
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,114,070
Level 3 Financing Incorporated 144A	5.25	3-15-2026	485,000	476,513
Verizon Communications Incorporated	6.55	9-15-2043	825,000	1,024,978

				3,616,975

Wireless Telecommunication Services : 0.87%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,632,240
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,819,273

				4,451,513

Utilities : 1.48%

Gas Utilities : 0.57%
Boardwalk Pipelines Company	5.95	6-1-2026	1,770,000	1,885,852
Southern Company Gas Capital Corporation	3.95	10-1-2046	1,145,000	1,047,413

				2,933,265

Independent Power & Renewable Electricity Producers : 0.53%
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	864,518	894,776
The AES Corporation	5.50	3-15-2024	1,010,000	994,850
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	820,351

				2,709,977

Multi-Utilities : 0.38%
CenterPoint Energy Incorporated	6.50	5-1-2018	1,845,000	1,957,410

Total Corporate Bonds and Notes (Cost $156,999,749)				157,687,898

Foreign Corporate Bonds and Notes @ : 3.02%

Consumer Discretionary : 0.47%

Automobiles : 0.26%
Fiat Chrysler Automobiles NV (EUR)	3.75	3-29-2024	1,250,000	1,334,748

Hotels, Restaurants & Leisure : 0.21%
William Hill plc (GBP)	4.88	9-7-2023	875,000	1,089,326

6

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 1.32%

Banks : 0.25%
Allied Irish Banks plc (EUR) ±	4.13%	11-26-2025	1,000,000	$1,036,003
BAWAG PSK Bank (EUR)	8.13	10-30-2023	200,000	265,019

				1,301,022

Diversified Financial Services : 1.07%
Ardagh Packaging Finance plc / Ardagh MP Holdings USA Incorporated (EUR) 144A	6.75	5-15-2024	1,000,000	1,106,218
BMBG Bond Finance SCA (EUR) 144A	3.00	6-15-2021	1,500,000	1,645,417
Ineos Finance plc (EUR) 144A	4.00	5-1-2023	1,500,000	1,621,570
LYB International Finance Company (EUR)	1.88	3-2-2022	1,000,000	1,103,934

				5,477,139

Health Care : 0.22%

Life Sciences Tools & Services : 0.22%
Thermo Fisher Scientific Incorporated (EUR)	2.15	7-21-2022	1,000,000	1,136,718

Industrials : 0.14%

Marine : 0.14%
Onorato Armatori SpA (EUR) 144A	7.75	2-15-2023	750,000	719,373

Materials : 0.22%

Containers & Packaging : 0.22%
Ball Corporation (EUR)	4.38	12-15-2023	1,000,000	1,147,415

Telecommunication Services : 0.65%

Diversified Telecommunication Services : 0.22%
SFR Group SA (EUR) 144A	5.63	5-15-2024	1,000,000	1,095,641

Wireless Telecommunication Services : 0.43%
Telefonica Europe BV (EUR) ±	6.50	9-29-2049	2,000,000	2,223,306

Total Foreign Corporate Bonds and Notes (Cost $16,597,942)				15,524,688

Foreign Government Bonds @ : 1.11%
Indonesia Government (IDR)	7.88	4-15-2019	27,000,000,000	1,984,283
Letra Tesouro Nacional (BRL) ¤	0.00	1-1-2019	8,200,000	1,928,266
Mexico Government (MXN)	6.50	6-10-2021	37,000,000	1,765,970

Total Foreign Government Bonds (Cost $6,090,277)				5,678,519

Loans : 4.82%

Consumer Discretionary : 0.73%

Hotels, Restaurants & Leisure : 0.24%
Hilton Worldwide Finance LLC ±	3.50	10-26-2020	$1,250,000	1,255,275

Internet & Direct Marketing Retail : 0.24%
Ancestry.com Incorporated ±	5.25	10-19-2023	1,250,000	1,252,088

Media : 0.25%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	1,250,000	1,256,638

Consumer Staples : 0.25%

Food Products : 0.25%
Pinnacle Foods Incorporated ±	3.33	1-13-2023	1,246,859	1,256,996

7

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.21%

Oil, Gas & Consumable Fuels : 0.21%
Chesapeake Energy Corporation ±	8.50%	8-23-2021	$1,000,000	$1,068,130

Health Care : 0.72%

Health Care Equipment & Supplies : 0.24%
Prestige Brands Incorporated ±	3.50	9-3-2021	1,199,633	1,206,879

Health Care Providers & Services : 0.24%
HCA Incorporated ±	3.86	3-17-2023	1,246,867	1,256,742

Health Care Technology : 0.24%
Press Ganey Holdings Incorporated ±	4.25	10-21-2023	1,250,000	1,250,000

Industrials : 0.73%

Aerospace & Defense : 0.24%
TransDigm Incorporated ±	3.75	5-14-2022	1,246,989	1,250,631

Commercial Services & Supplies : 0.49%
KAR Auction Services Incorporated ±	4.06	3-9-2021	1,244,637	1,251,383
Waste Industries USA Incorporated ±	3.50	2-27-2020	1,246,835	1,249,566

				2,500,949

Information Technology : 0.72%

Internet Software & Services : 0.24%
Zayo Group LLC ±	3.75	5-6-2021	1,250,000	1,253,475

IT Services : 0.23%
First Data Corporation ±	4.33	7-8-2022	1,166,192	1,171,218

Semiconductors & Semiconductor Equipment : 0.25%
Avago Technologies ±	3.54	2-1-2023	1,246,875	1,258,309

Materials : 0.49%

Containers & Packaging : 0.25%
Reynolds Group Holdings Incorporated ±	4.25	2-5-2023	1,250,000	1,256,100

Metals & Mining : 0.24%
Novelis Incorporated ±	4.00	6-2-2022	1,246,843	1,248,988

Real Estate : 0.24%

Equity REITs : 0.24%
MGM Growth Properties LLC ±	3.50	4-25-2023	1,246,867	1,252,067

Telecommunication Services : 0.49%

Diversified Telecommunication Services : 0.24%
Level 3 Financing Incorporated ±	3.50	5-31-2022	1,250,000	1,258,600

Wireless Telecommunication Services : 0.25%
T-Mobile USA Incorporated ±	3.50	11-9-2022	1,246,859	1,258,418

Utilities : 0.24%

Independent Power & Renewable Electricity Producers : 0.24%
Calpine Corporation ±	3.59	5-27-2022	1,246,843	1,249,025

Total Loans (Cost $24,683,877)				24,760,528

8

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 4.63%

California : 0.45%
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60%	3-1-2041	$2,000,000	$2,283,120

District of Columbia : 0.19%
Metropolitan Washington DC Airports Authority Build America Bonds (Transportation Revenue)	7.46	10-1-2046	695,000	973,257

Illinois : 1.67%
Chicago IL (GO Revenue)	5.43	1-1-2042	2,175,000	1,788,437
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,162,283
Cook County IL Series B (GO Revenue, Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,090,493
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	3,950,000	3,537,146
				8,578,359

Iowa : 0.39%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.78	4-1-2022	2,000,000	2,000,000

Michigan : 0.59%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,132,716
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	903,000	907,100
				3,039,816

New Jersey : 0.78%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	4,023,433

New York : 0.19%
Oyster Bay New York Taxable Bond Anticipation Notes Series B (GO Revenue)	3.25	2-3-2017	1,000,000	997,610

Texas : 0.37%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,880,170

Total Municipal Obligations (Cost $23,284,379)				23,775,765

Non-Agency Mortgage-Backed Securities : 5.30%
Arbor Realty Collateralized Series 2016-FL Class A 144A±	2.24	9-15-2026	1,000,000	1,000,000
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	2,935,000	2,932,599
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±	2.50	3-25-2040	1,610,021	1,593,277
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	2,380,000	2,434,681
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	2,390,000	2,389,642
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.25	11-15-2030	166,483	204
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	3,201,607	3,213,783
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	29,611	27,772
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,647,856
GS Mortgage Securities Trust Series 2007 Class AM ±	5.99	8-10-2045	2,500,000	2,421,287
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.70	6-12-2047	2,265,000	2,220,596
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,980,000	1,946,345
LB UBS Commercial Mortgage Trust Series 2007-C2 ±	5.49	2-15-2040	1,720,000	1,739,004
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±(c)(i)	0.51	5-28-2040	227,512	1,688
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±(c)	0.22	10-28-2033	50,375	71

9

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Series 2007-LQ14 Class AM ±	5.87%	4-15-2049	$1,500,000	$1,463,550
Morgan Stanley Capital I Series 2008-T29 Class A4 ±	6.48	1-11-2043	2,096,298	2,179,001

Total Non-Agency Mortgage-Backed Securities (Cost $27,559,977)				27,211,356

U.S. Treasury Securities : 7.18%
TIPS	0.75	2-15-2042	1,047,081	998,654
U.S. Treasury Note ##	0.75	8-15-2019	21,575,000	21,238,732
U.S. Treasury Note ##	1.38	6-30-2023	15,075,000	14,345,400
U.S. Treasury Note	2.00	11-15-2026	300,000	289,746

Total U.S. Treasury Securities (Cost $37,545,826)				36,872,532

Yankee Corporate Bonds and Notes : 8.84%

Consumer Discretionary : 0.54%

Media : 0.54%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	625,000	712,130
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,477,484
Societe Francaise du Radiotelephone Group SA 144A	6.25	5-15-2024	615,000	608,081

				2,797,695

Consumer Staples : 0.25%

Food & Staples Retailing : 0.25%
Delhaize Group SA	5.70	10-1-2040	1,155,000	1,264,612

Energy : 1.07%

Energy Equipment & Services : 0.27%
Ensco plc «	5.20	3-15-2025	650,000	526,500
Ensco plc	5.75	10-1-2044	535,000	350,425
Trinidad Drilling Limited 144A	7.88	1-15-2019	500,000	492,500

				1,369,425

Oil, Gas & Consumable Fuels : 0.80%
BP Capital Markets plc	3.22	11-28-2023	2,170,000	2,166,213
Comision Federal De Electric 144A	4.75	2-23-2027	1,140,000	1,060,200
Ecopetrol SA	5.88	5-28-2045	1,095,000	892,425

				4,118,838

Financials : 5.17%

Banks : 2.70%
ABN AMRO Bank NV 144A	4.80	4-18-2026	850,000	861,584
Banco Nacional de Costa Rica 144A	5.88	4-25-2021	1,600,000	1,601,200
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,742,478
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,335,000	2,306,604
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	1,065,000	974,326
Nordea Bank AB 144A±	5.50	12-31-2049	1,800,000	1,752,750
Perrigo Finance Unlimited Company	4.38	3-15-2026	1,725,000	1,720,482
Rabobank Nederland NV	4.38	8-4-2025	1,160,000	1,180,033
Santander UK plc 144A	5.00	11-7-2023	1,210,000	1,222,069
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	490,837

				13,852,363

Capital Markets : 0.82%
Brookfield Asset Management Incorporated	5.80	4-25-2017	1,595,000	1,620,204

10

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Macquarie Group Limited 144A	6.00%	1-14-2020	$2,365,000	$2,567,718

				4,187,922

Diversified Consumer Services : 0.20%
NXP BV / NXP Funding LLC 144A	4.63	6-1-2023	965,000	1,018,075

Diversified Financial Services : 1.29%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,303,000
Brookfield Finance Incorporated	4.25	6-2-2026	940,000	924,697
Deutsche Bank AG (London)	6.00	9-1-2017	1,330,000	1,362,004
Schaeffler Finance BV 144A	4.75	5-15-2023	1,120,000	1,129,800
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	875,000	916,563

				6,636,064

Insurance : 0.16%
Axis Specialty Finance plc	2.65	4-1-2019	840,000	844,466

Industrials : 0.40%

Trading Companies & Distributors : 0.40%
AerCap Ireland Capital Limited	4.50	5-15-2021	1,980,000	2,041,875

Information Technology : 0.13%

Technology Hardware, Storage & Peripherals : 0.13%
Seagate HDD Cayman	5.75	12-1-2034	800,000	676,816

Telecommunication Services : 0.20%

Wireless Telecommunication Services : 0.20%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	1,012,183

Utilities : 1.08%

Electric Utilities : 0.69%
Transelec SA 144A	3.88	1-12-2029	860,000	814,850
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,761,250
				3,576,100

Independent Power & Renewable Electricity Producers : 0.39%
TransAlta Corporation	1.90	6-3-2017	2,000,000	1,996,610

Total Yankee Corporate Bonds and Notes (Cost $44,973,936)				45,393,044

Yankee Government Bonds : 4.74%
Kingdom of Bahrain 144A	7.00	10-12-2028	2,295,000	2,311,340
Provincia de Buenos Aires 144A	5.75	6-15-2019	3,000,000	3,000,000
Republic of Argentina 144A	6.25	4-22-2019	3,500,000	3,655,750
Republic of Argentina 144A	6.88	4-22-2021	3,830,000	3,992,775
Republic of Argentina 144A	7.50	4-22-2026	3,445,000	3,476,005
Republic of South Africa	7.25	1-15-2020	14,000,000	966,400
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	2,190,000	2,111,445
Saudi Arabia144A	3.25	10-26-2026	2,010,000	1,900,162
Ukraine	1.47	9-29-2021	3,000,000	2,933,946

Total Yankee Government Bonds (Cost $24,530,209)				24,347,823

	Yield		Shares
Short-Term Investments : 4.62%

Investment Companies : 4.32%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		4,876,508	4,876,996

11

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name		Yield		Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u) ##		0.31%		17,300,115	$17,300,115

					22,177,111

			Maturity date	Principal
U.S. Treasury Securities : 0.30%
U.S. Treasury Bill (z) #		0.32	12-15-2016	$1,375,000	1,374,922
U.S. Treasury Bill (z) #		0.27	12-22-2016	150,000	149,978

					1,524,900

Total Short-Term Investments (Cost $23,701,632)					23,702,011

Total investments in securities (Cost $561,653,352) *	109.28%				561,066,157
Other assets and liabilities, net	(9.28)				(47,662,749)

Total net assets	100.00%				$513,403,408

±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
(i)	Illiquid security
@	Foreign bond principal is denominated in the local currency of the issuer.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $561,781,457 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,040,626
Gross unrealized losses	(8,755,926)

Net unrealized losses	$(715,300)

Abbreviations:
AGM	Assured Guaranty Municipal
BRL	Brazilian real
EDA	Economic Development Authority
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MXN	Mexican peso

12

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

plc	Public limited company
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
ZAR	South African rand

13

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$126,196,429	$0	$126,196,429
Asset-backed securities	0	49,915,564	0	49,915,564
Corporate bonds and notes	0	157,687,898	0	157,687,898
Foreign corporate bonds and notes	0	15,524,688	0	15,524,688
Foreign government bonds	0	5,678,519	0	5,678,519
Loans	0	23,510,528	1,250,000	24,760,528
Municipal obligations	0	23,775,765	0	23,775,765
Non-agency mortgage-backed securities	0	26,211,356	1,000,000	27,211,356
U.S. Treasury securities	36,872,532	0	0	36,872,532
Yankee corporate bonds and notes	0	45,393,044	0	45,393,044
Yankee government bonds	0	24,347,823	0	24,347,823
Short-term investments
Investment companies	17,300,115	0	0	17,300,115
U.S. Treasury securities	1,524,900	0	0	1,524,900
Investments measured at net asset value *				4,876,996

	55,697,547	498,241,614	2,250,000	561,066,157
Forward foreign currency contracts	0	30,448	0	30,448
Futures contracts	4,826	0	0	4,826

Total assets	$55,702,373	$498,272,062	$2,250,000	$561,101,431

Liabilities
Forward foreign currency contracts	$0	$29,703	$0	$29,703
Futures contracts	262,048	0	0	262,048

Total liabilities	$262,048	$29,703	$0	$291,751

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,876,996 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1. The fund had no material transfers between Level 2 and Level 3.

Derivative transactions

For the three months ended November 30, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains (losses)
12-8-2016	JPMorgan	50 Short	Euro-Bobl Futures	$6,964,802	$7,875
3-22-2017	JPMorgan	10 Short	10-Year U.S. Treasury Notes	1,245,156	(17)

3-22-2017	JPMorgan	20 Long	U.S. Treasury Bonds	3,228,125	(23,786)
3-22-2017	JPMorgan	100 Long	U.S. Treasury Bonds	15,128,125	(116,581)
3-31-2017	JPMorgan	265 Long	5-Year U.S. Treasury Notes	31,228,594	(71,758)

During the three months ended November 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At November 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at November 30, 2016	In exchange for U.S. $	Unrealized losses
1-31-2017	Citibank	23,000,000 MXN	$1,109,727	$1,109,771	$(44)
1-31-2017	Citibank	37,000,000 MXN	1,785,212	1,789,168	(3,956)
1-31-2017	Citibank	14,000,000 ZAR	982,752	988,003	(5,251)
1-31-2017	Citibank	14,000,000 ZAR	982,752	987,127	(4,375)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at November 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
1-31-2017	Citibank	10,000,000 EUR	$10,632,089	$10,625,000	$(7,089)
1-31-2017	Citibank	1,000,000 GBP	1,253,288	1,244,300	(8,988)
1-31-2017	Citibank	60,000,000 MXN	2,894,939	2,896,732	1,793
1-31-2017	Citibank	28,000,000 ZAR	1,965,505	1,994,160	28,655

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 50.42%
FHLMC ±	2.28%	3-1-2043	$6,094,318	$6,195,778
FHLMC ±	2.29	8-1-2044	6,441,293	6,536,417
FHLMC ±	2.71	3-1-2040	3,929,652	4,129,236
FHLMC ±	2.72	8-1-2041	5,230,307	5,497,005
FHLMC ±	2.73	7-1-2044	7,406,370	7,598,742
FHLMC ±	2.81	12-1-2041	5,516,289	5,714,917
FHLMC ±	2.84	9-1-2042	4,232,173	4,326,265
FHLMC ±	2.87	1-1-2041	11,518,378	12,093,473
FHLMC ±	2.88	7-1-2044	5,382,157	5,524,205
FHLMC ±	2.90	7-1-2044	4,651,624	4,764,107
FHLMC ±	2.97	7-1-2044	5,664,348	5,828,648
FHLMC ±	3.02	12-1-2043	3,288,357	3,386,542
FHLMC ±	3.13	7-1-2042	2,044,479	2,104,683
FHLMC ±	3.25	10-1-2041	2,457,679	2,553,973
FHLMC ±	3.44	5-1-2042	8,371,335	8,639,099
FHLMC	3.50	2-15-2028	2,853,807	2,999,987
FHLMC	3.50	8-1-2029	3,641,975	3,809,328
FHLMC	3.50	2-1-2031	3,949,711	4,158,868
FHLMC	3.50	6-1-2031	2,333,880	2,440,627
FHLMC	3.50	6-1-2032	2,007,297	2,096,827
FHLMC	3.50	5-1-2033	2,340,965	2,433,102
FHLMC	4.00	6-1-2025	1,925,780	2,041,890
FHLMC	4.00	9-1-2030	328,839	351,658
FHLMC	4.00	3-1-2031	1,121,912	1,215,628
FHLMC	4.00	6-1-2031	2,381,250	2,502,338
FHLMC	4.00	4-1-2032	931,897	980,789
FHLMC	4.50	8-1-2018	1,777,293	1,830,337
FHLMC	4.50	10-1-2018	975,749	1,008,753
FHLMC	4.50	8-1-2020	29,170,171	29,965,949
FHLMC	4.50	4-1-2031	2,045,857	2,209,890
FHLMC	4.50	9-1-2045	9,957,120	10,827,425
FHLMC	5.50	5-1-2041	368,094	416,340
FHLMC	5.50	5-1-2041	203,053	231,799
FHLMC Multifamily Structured Pass-Through Certificates Series K017 Class A1	1.89	12-25-2020	2,475,404	2,488,085
FHLMC Series 3537 Class MA	4.50	6-15-2038	2,630,790	2,795,772
FHLMC Series 3574 Class D	5.00	9-15-2039	1,166,153	1,279,563
FHLMC Series 4248 Class MP	3.50	6-15-2042	4,633,071	4,771,814
FHLMC Series 4382 Class AB	3.00	7-15-2040	4,345,538	4,433,461
FNMA ±	2.13	6-1-2043	3,751,500	3,804,775
FNMA ±	2.26	8-1-2043	3,743,223	3,803,829
FNMA ±	2.31	5-1-2042	4,103,452	4,217,157
FNMA ±	2.34	10-1-2043	2,243,149	2,284,187
FNMA ±	2.43	11-1-2041	2,291,446	2,358,998
FNMA ±	2.61	12-1-2041	3,588,480	3,701,870
FNMA ±	2.68	5-1-2044	2,145,091	2,193,112
FNMA ±	2.68	1-1-2045	1,935,929	1,976,248
FNMA ±	2.73	11-1-2044	3,380,266	3,461,168
FNMA ±	2.76	10-1-2045	2,580,502	2,634,199
FNMA ±	2.79	2-1-2045	4,607,748	4,715,952
FNMA ±	2.86	9-1-2034	2,354,519	2,469,225
FNMA ±	2.86	5-1-2040	8,235,285	8,749,327
FNMA ±	2.93	11-1-2041	7,711,817	8,153,324
FNMA ±	2.95	7-1-2040	5,617,039	5,935,434
FNMA ±	3.02	12-1-2040	7,753,746	8,173,489
FNMA ±	3.14	3-1-2042	9,337,424	9,720,050
FNMA ±	3.21	12-1-2043	1,319,625	1,360,199
FNMA ±	3.48	3-1-2041	697,733	723,117
FNMA	3.50	7-1-2027	13,655,090	14,267,296
FNMA	3.50	12-1-2029	2,045,263	2,148,816
FNMA	3.50	2-1-2030	2,276,305	2,391,594
FNMA	3.50	5-1-2030	2,438,997	2,549,334
FNMA	3.50	6-1-2030	7,229,363	7,557,062
FNMA	3.50	8-1-2030	4,282,374	4,477,682
FNMA	3.50	2-1-2031	2,200,855	2,312,292
FNMA	3.50	3-1-2031	4,181,616	4,418,598
FNMA	3.50	3-1-2031	5,533,550	5,847,353
FNMA	3.50	3-1-2031	786,500	823,619

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	4-1-2031	$3,473,394	$3,637,919
FNMA	3.50	5-1-2031	4,135,736	4,358,391
FNMA	3.50	6-1-2031	4,743,294	4,981,924
FNMA	3.50	6-1-2031	2,674,716	2,815,663
FNMA	3.50	6-1-2031	2,753,782	2,902,379
FNMA	3.50	6-1-2031	2,172,135	2,276,244
FNMA	3.50	6-1-2031	10,387,218	10,938,996
FNMA	3.50	7-1-2031	5,660,280	5,965,168
FNMA	3.50	7-1-2031	310,725	327,303
FNMA	3.50	7-1-2031	1,113,914	1,174,046
FNMA	3.50	7-1-2031	1,060,950	1,111,858
FNMA	3.50	7-1-2031	4,833,355	5,093,560
FNMA	3.50	7-1-2031	1,686,384	1,777,297
FNMA	3.50	7-1-2031	10,146,470	10,677,442
FNMA	3.50	8-1-2031	2,570,090	2,708,201
FNMA	3.50	8-1-2031	2,028,730	2,125,911
FNMA	3.50	9-1-2031	1,614,391	1,699,103
FNMA	3.50	4-1-2032	1,487,447	1,548,073
FNMA	3.50	6-1-2032	3,318,837	3,454,460
FNMA	3.50	8-1-2032	8,594,776	8,945,870
FNMA	3.50	3-1-2033	1,871,809	1,949,078
FNMA ±	3.51	12-1-2041	3,375,841	3,504,633
FNMA	4.00	3-1-2026	2,154,383	2,281,078
FNMA	4.00	3-1-2026	3,687,725	3,927,342
FNMA	4.00	5-1-2026	713,453	761,180
FNMA	4.00	9-1-2030	456,688	478,799
FNMA	4.00	4-1-2032	1,057,795	1,137,336
FNMA	4.50	1-1-2020	5,926,661	6,115,532
FNMA	4.50	1-1-2020	4,511,315	4,654,848
FNMA	4.50	1-1-2020	7,359,120	7,586,750
FNMA	4.50	1-1-2020	6,301,643	6,499,515
FNMA	4.50	5-1-2020	8,172,556	8,429,179
FNMA	4.50	9-1-2020	15,196,261	15,658,865
FNMA	4.50	10-1-2020	2,252,756	2,324,429
FNMA	4.50	10-25-2020	7,943,479	8,182,938
FNMA	4.50	4-1-2024	4,044,733	4,302,433
FNMA	4.50	6-1-2025	1,607,132	1,739,054
FNMA	4.50	2-1-2026	424,504	449,380
FNMA	4.50	10-1-2026	5,410,919	5,861,434
FNMA	5.00	1-1-2020	2,180,390	2,233,333
FNMA	5.00	2-1-2023	2,296,174	2,378,466
FNMA	5.00	5-1-2023	527,081	561,044
FNMA	5.00	12-1-2024	186,191	200,607
FNMA	5.00	8-1-2030	772,681	847,267
FNMA	5.00	5-1-2046	894,231	992,024
FNMA	5.50	6-1-2040	67,380	76,891
FNMA	5.50	7-1-2040	214,220	244,725
FNMA	5.50	5-1-2041	156,588	178,841
FNMA	5.50	7-1-2041	124,565	141,277
FNMA	5.50	8-1-2041	1,349,097	1,532,448
FNMA	6.00	3-25-2035	352,228	363,052
FNMA Series 2009-20 Class DT	4.50	4-25-2039	4,144,495	4,496,330
FNMA Series 2010-71 Class HJ	5.50	7-25-2040	1,053,694	1,158,023
FNMA Series 2010-98 Class EA	4.00	9-25-2030	1,626,230	1,725,848
FNMA Series 2011-46 Class BA	4.00	4-25-2037	4,053,246	4,135,862
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	184,709	184,688
FNMA Series 2012-28 Class PT	4.00	3-25-2042	692,758	728,422
FNMA Series 2013-103 Class H	4.50	3-25-2038	4,624,548	4,971,106
FNMA Series 2015-18 Class HE	4.00	9-25-2041	14,329,453	15,233,737
FNMA Series 2015-M10 Class FA ±	0.78	3-25-2019	8,807,193	8,811,270
FNMA Series 2015-M4 Class FA ±	0.74	9-25-2018	9,702,701	9,703,003
FNMA Series 2015-M8 Class FA ±	0.70	11-25-2018	5,654,884	5,649,197
GNMA	5.00	10-15-2039	2,036,972	2,293,698
GNMA Series 2016-112 Class AW ±	7.15	12-20-2040	3,590,001	4,212,998

Total Agency Securities (Cost $542,255,838)				536,830,394

Asset-Backed Securities : 13.96%
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	4,088,000	4,070,960

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46%	7-20-2020	$6,637,000	$6,651,025
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,620,000	3,636,240
California Republic Auto Receivables Trust Series 2015-4 Class A3 144A	2.04	1-15-2020	4,163,000	4,192,957
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	4,948,000	4,989,060
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	4,930,000	4,936,475
Capital Auto Receivables Asset Trust Series 2016-2 Class A4	1.63	1-20-2021	3,153,000	3,125,601
Capital Auto Receivables Asset Trust Series 2016-3 Class A3A	1.54	8-20-2020	3,052,000	3,045,001
Chrysler Capital Auto Receivables Trust Series 2016-AA Class A4 144A	1.96	1-18-2022	6,248,000	6,252,898
Ford Credit Auto Owner Trust Series 2014-2 Class A 144A	2.31	4-15-2026	6,033,000	6,101,210
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	3,145,000	3,117,804
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	3,345,000	3,333,382
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	3,452,000	3,426,791
Navient Student Loan Trust Series 2014-CTA Class A 144A ±	1.24	9-16-2024	7,801,853	7,799,652
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	1.04	1-25-2037	3,262,975	3,181,215
Nelnet Student Loan Trust Series 2006-1 Class A5 ±	1.03	8-23-2027	2,172,155	2,156,973
Nelnet Student Loan Trust Series 2016-1A Class A 144A ±	1.38	9-25-2065	10,889,000	10,888,555
Santander Drive Auto Receivables Trust Series 2016-2 Class A3	1.56	5-15-2020	11,711,000	11,706,933
SLC Student Loan Trust Series 2006-2 Class A5 ±	0.95	9-15-2026	7,615,174	7,538,831
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.30	5-15-2028	634,738	630,485
SLC Student Loan Trust Series 2010-1 Class A ±	1.80	11-25-2042	2,029,963	2,023,056
SLM Student Loan Trust Series 2005-6 Class A5 ±	2.08	7-27-2026	1,715,518	1,725,900
SLM Student Loan Trust Series 2005-6 Class A5A ±	0.99	7-27-2026	1,044,177	1,035,168
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.63	1-25-2028	3,708,851	3,708,165
SLM Student Loan Trust Series 2005-9 Class A6 ±	1.43	10-26-2026	7,779,076	7,788,905
SLM Student Loan Trust Series 2010-A Class 1A 144A ±	3.45	5-16-2044	1,837,985	1,880,914
SLM Student Loan Trust Series 2010-A Class 2A 144A ±	3.79	5-16-2044	3,267,355	3,395,876
SLM Student Loan Trust Series 2012-E Class A2A 144A	2.09	6-15-2045	5,435,000	5,440,624
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,746,000	2,759,310
SLM Student Loan Trust Series 2014-A Class A2B 144A ±	1.69	1-15-2026	4,005,000	4,040,524
TCF Auto Receivables Owner Trust Series 2015-1A Class A4 144A	1.96	11-16-2020	6,610,000	6,640,594
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	3,052,000	3,039,910
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	4,438,000	4,430,520

Total Asset-Backed Securities (Cost $148,739,409)				148,691,514

Non-Agency Mortgage-Backed Securities : 5.13%
Commercial Mortgage Trust Series 2012-LC4 Class A2	2.26	12-10-2044	715,824	716,567
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	14,264,000	14,565,826
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	1,171,806	1,167,330
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	569,491	587,774
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	882,239	907,468
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	960,284	994,472
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,629,904
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,842,543	1,928,098
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	3,362,697	3,417,353
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	2,394,392	2,439,935
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C18 Class A1	1.25	2-15-2047	887,292	886,008
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,169,402	1,193,835
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	1,094,085	1,128,359
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	3,375,048	3,381,049
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	311,106	311,946
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	705,000	731,496
Social Professional Loan Program LLC Series 2016-C Class A1 144A ±	1.69	10-27-2036	4,172,175	4,204,058
Social Professional Loan Program LLC Series 2016-D Class A1 144A ±	1.53	1-25-2039	8,593,585	8,631,480
Social Professional Loan Program LLC Series 2016-E Class A1 144A ±	1.38	7-25-2039	4,783,000	4,783,000

Total Non-Agency Mortgage-Backed Securities (Cost $55,305,949)				54,605,958

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 30.36%
U.S. Treasury Note		0.50%	4-30-2017	$67,346,000	$67,331,992
U.S. Treasury Note		0.75	8-31-2018	4,599,000	4,572,234
U.S. Treasury Note		0.75	9-30-2018	35,077,000	34,848,193
U.S. Treasury Note		0.75	10-31-2018	35,135,000	34,885,225
U.S. Treasury Note		0.75	7-15-2019	11,990,000	11,815,773
U.S. Treasury Note		0.75	8-15-2019	21,050,000	20,721,915
U.S. Treasury Note		0.88	1-15-2018	419,000	418,656
U.S. Treasury Note		0.88	9-15-2019	26,672,000	26,318,809
U.S. Treasury Note		1.00	10-15-2019	46,690,000	46,179,305
U.S. Treasury Note		1.00	11-15-2019	77,065,000	76,173,974

Total U.S. Treasury Securities (Cost $324,787,960)					323,266,076

		Yield		Shares
Short-Term Investments : 2.07%

Investment Companies : 2.07%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31		22,030,237	22,030,237

Total Short-Term Investments (Cost $22,030,237)					22,030,237

Total investments in securities (Cost $1,093,119,393) *	101.94%				1,085,424,179
Other assets and liabilities, net	(1.94)				(20,703,452)

Total net assets	100.00%				$1,064,720,727

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,093,488,271 and unrealized gains (losses) consists of:

Gross unrealized gains	$679,638
Gross unrealized losses	(8,743,730)

Net unrealized losses	$(8,064,092)

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company

4

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:
Agency securities	$0	$536,830,394	$0	$536,830,394
Asset-backed securities	0	144,260,994	0	144,260,994
Non-agency mortgage-backed securities	0	59,036,478	0	59,036,478
U.S. Treasury securities	323,266,076	0	0	323,266,076
Short-term investments
Investment companies	22,030,237	0	0	22,030,237

	345,296,313	740,127,866	0	1,085,424,179
Futures contracts	191,813	0	0	191,813

Total assets	$345,488,126	$740,127,866	$0	$1,085,615,992

Liabilities
Futures contracts	$68,126	$0	$0	$68,126

Total liabilities	$68,126	$0	$0	$68,126

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains (losses)
3-31-2017	JPMorgan	682 Short	5-Year U.S. Treasury Notes	$80,369,438	$266,198
3-31-2017	JPMorgan	872 Long	2-Year U.S. Treasury Notes	189,060,500	(110,657)

As of November 30, 2016, the Fund had segregated $525,000 as cash collateral for open futures contracts.

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 85.10%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$660,296	$662,197
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	3,304,262	3,276,348
FHLB ##	1.00	9-26-2019	30,355,000	29,977,748
FHLB	5.63	3-14-2036	6,150,000	8,142,840
FHLMC ##±	0.89	4-15-2030	10,613,585	10,603,197
FHLMC ±	0.89	12-15-2040	2,324,640	2,316,998
FHLMC ±	1.04	8-15-2037	4,964,439	4,984,619
FHLMC ±	1.26	2-25-2023	1,134,646	1,136,065
FHLMC	1.42	5-25-2021	4,631,505	4,578,655
FHLMC ±	1.72	12-15-2036	537,050	555,881
FHLMC ±	2.64	10-1-2026	184,891	192,332
FHLMC ±	2.78	6-1-2032	73,866	77,555
FHLMC ±	2.88	1-1-2038	1,094,411	1,165,039
FHLMC	3.00	5-15-2026	705,271	728,128
FHLMC ±	3.00	7-1-2029	109,666	114,060
FHLMC ±	3.03	5-1-2026	68,337	71,064
FHLMC ±	3.12	7-1-2032	907,482	938,327
FHLMC ±	3.16	9-1-2031	8,637	8,782
FHLMC ±	3.16	9-1-2031	50,279	50,527
FHLMC ±	3.31	5-25-2023	2,850,000	2,998,948
FHLMC	3.50	8-1-2045	7,697,715	7,893,054
FHLMC	3.50	11-1-2045	13,537,608	13,881,141
FHLMC	3.50	12-1-2045	9,555,295	9,797,772
FHLMC	3.50	12-1-2045	2,992,423	3,068,359
FHLMC	4.00	6-1-2044	7,456,868	7,835,457
FHLMC	4.50	3-1-2042	676,752	729,915
FHLMC	4.50	9-1-2044	5,569,190	6,022,963
FHLMC	5.00	5-1-2018	60,043	61,538
FHLMC	5.00	4-1-2019	61,652	63,187
FHLMC	5.00	4-1-2019	76,789	78,700
FHLMC	5.00	6-1-2019	163,602	168,768
FHLMC	5.00	8-1-2019	526,062	542,632
FHLMC	5.00	10-1-2019	187,932	192,610
FHLMC	5.00	2-1-2020	570,515	596,046
FHLMC	5.00	8-1-2040	1,970,869	2,160,064
FHLMC	5.11	5-25-2019	1,140,000	1,223,610
FHLMC	5.50	3-15-2035	770,373	792,441
FHLMC	5.50	7-1-2035	4,849,614	5,475,514
FHLMC	5.50	12-1-2038	3,211,703	3,603,820
FHLMC	6.00	1-1-2024	1,685,316	1,812,720
FHLMC	6.00	10-1-2032	43,713	50,326
FHLMC	6.00	5-25-2043	5,504,909	6,138,391
FHLMC ±	6.38	1-1-2026	68,497	68,553
FHLMC	6.50	4-1-2018	2,124	2,145
FHLMC	6.50	4-1-2021	6,751	6,978
FHLMC	6.50	4-1-2022	70,963	78,734
FHLMC	6.50	9-1-2028	25,141	28,657
FHLMC	6.50	9-1-2028	21,223	23,962
FHLMC	6.50	7-1-2031	4	4
FHLMC	7.00	12-1-2023	4,001	4,487
FHLMC	7.00	5-1-2024	9,488	9,617
FHLMC	7.00	12-1-2026	2,221	2,292
FHLMC	7.00	12-1-2026	606	665
FHLMC	7.00	4-1-2029	2,254	2,618
FHLMC	7.00	5-1-2029	13,351	15,239
FHLMC	7.00	4-1-2032	140,755	162,449
FHLMC	7.50	11-1-2031	225,375	250,991
FHLMC	7.50	4-1-2032	209,232	240,650
FHLMC	8.00	2-1-2017	199	199
FHLMC	8.00	8-1-2023	15,203	16,411
FHLMC	8.00	6-1-2024	8,773	9,632
FHLMC	8.00	6-1-2024	6,087	6,778
FHLMC	8.00	6-1-2024	3,352	3,446

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	8.00%	8-1-2026	$20,101	$23,933
FHLMC	8.00	11-1-2026	18,121	20,693
FHLMC	8.00	11-1-2028	13,646	15,427
FHLMC	8.50	7-1-2022	1,570	1,607
FHLMC	8.50	12-1-2025	13,643	15,461
FHLMC	8.50	5-1-2026	2,062	2,297
FHLMC	8.50	8-1-2026	22,306	22,400
FHLMC	8.50	8-1-2026	5,831	5,973
FHLMC	9.00	1-1-2017	63	63
FHLMC	9.00	4-1-2017	28	29
FHLMC	9.00	11-1-2018	141	141
FHLMC	9.00	8-1-2019	177	178
FHLMC	9.00	12-1-2019	108	115
FHLMC	9.00	1-1-2020	12	12
FHLMC	9.00	2-1-2020	92	99
FHLMC	9.00	3-1-2020	1,316	1,334
FHLMC	9.00	3-1-2020	186	190
FHLMC	9.00	9-1-2020	527	542
FHLMC	9.00	9-1-2020	113	121
FHLMC	9.00	12-1-2020	21	21
FHLMC	9.00	3-1-2021	2,532	2,688
FHLMC	9.00	4-1-2021	6,259	6,315
FHLMC	9.00	4-1-2021	2,625	2,684
FHLMC	9.00	4-1-2021	159	174
FHLMC	9.00	7-1-2021	3,308	3,323
FHLMC	9.00	7-1-2021	3,159	3,239
FHLMC	9.00	8-1-2021	395	434
FHLMC	9.00	7-1-2022	400	405
FHLMC	9.00	9-1-2024	823	870
FHLMC	9.50	8-1-2018	14	15
FHLMC	9.50	8-1-2019	64	68
FHLMC	9.50	2-1-2020	3	3
FHLMC	9.50	6-1-2020	33	35
FHLMC	9.50	8-1-2020	149	160
FHLMC	9.50	9-1-2020	15	15
FHLMC	9.50	9-1-2020	30	33
FHLMC	9.50	9-1-2020	972	985
FHLMC	9.50	10-1-2020	42	45
FHLMC	9.50	10-1-2020	25	25
FHLMC	9.50	11-1-2020	58	63
FHLMC	9.50	5-1-2021	155	169
FHLMC	9.50	9-17-2022	221,183	228,415
FHLMC	9.50	4-1-2025	24,875	26,249
FHLMC	10.00	8-1-2017	2	2
FHLMC	10.00	1-1-2019	4	5
FHLMC	10.00	12-1-2019	159	170
FHLMC	10.00	3-1-2020	7	7
FHLMC	10.00	6-1-2020	17	18
FHLMC	10.00	7-1-2020	4	4
FHLMC	10.00	8-1-2020	26	28
FHLMC	10.00	10-1-2021	30,615	31,243
FHLMC	10.00	8-17-2022	67,778	67,991
FHLMC	10.00	2-17-2025	316,592	337,963
FHLMC	10.50	2-1-2019	9	9
FHLMC	10.50	5-1-2019	30	30
FHLMC	10.50	6-1-2019	5	6
FHLMC	10.50	8-1-2019	7,712	7,825
FHLMC	10.50	12-1-2019	12,309	12,360
FHLMC	10.50	5-1-2020	14,571	15,099
FHLMC	10.50	5-1-2020	2,320	2,328
FHLMC	10.50	8-1-2020	9,117	9,192
FHLMC	10.50	8-1-2020	22,466	23,103
FHLMC Series 16 Class D	10.00	10-15-2019	229	229
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	3,389,408	3,402,834
FHLMC Series 2758 Class FH ±	0.89	3-15-2019	968,800	970,452

2

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 2882 Class TF ±	0.79%	10-15-2034	$997,806	$1,000,222
FHLMC Series 3346 Class FA ±	0.77	2-15-2019	7,114,664	7,103,733
FHLMC Series 3706 Class C	2.00	8-15-2020	2,759,335	2,780,124
FHLMC Series 3767 Class PD	4.00	7-15-2040	152,415	156,747
FHLMC Series 3948 Class DA	3.00	12-15-2024	555,387	567,841
FHLMC Series K020 Class X1 ±(c)	1.58	5-25-2022	46,366,055	2,964,335
FHLMC Series M036 Class A	4.16	12-15-2029	4,125,000	4,108,459
FHLMC Series T-15 Class A6 ±	0.93	11-25-2028	318,316	316,856
FHLMC Series T-23 Class A ±	0.86	5-25-2030	808,254	799,266
FHLMC Series T-35 Class A ±	0.87	9-25-2031	1,054,516	1,041,369
FHLMC Series T-42 Class A6	9.50	2-25-2042	990,153	1,209,417
FHLMC Series T-55 Class 2A1 ±	3.17	3-25-2043	572,450	575,983
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,315,792	1,513,185
FHLMC Series T-57 Class 2A1 ±	3.44	7-25-2043	2,505,277	2,673,782
FHLMC Series T-62 Class 1A1 ±	1.72	10-25-2044	1,087,701	1,113,505
FHLMC Series T-67 Class 1A1C ±	3.09	3-25-2036	1,186,514	1,234,694
FHLMC Series T-67 Class 2A1C ±	3.10	3-25-2036	2,193,343	2,297,000
FHLMC Series T-75 Class A1 ±	0.63	12-25-2036	3,242,584	3,223,928
FNMA ¤	0.00	5-15-2030	7,700,000	4,924,781
FNMA (a)	0.01	12-1-2016	32,082,000	32,082,000
FNMA ±	0.75	6-27-2036	273,992	267,293
FNMA ±	0.88	8-25-2035	2,955,863	2,935,412
FNMA ±	0.93	8-25-2018	5,736,857	5,741,441
FNMA ±	0.93	2-25-2032	919,460	926,311
FNMA ±	0.99	11-25-2035	7,411,076	7,391,887
FNMA	1.03	6-1-2017	2,323,720	2,320,739
FNMA ±	1.06	9-25-2037	4,092,756	4,095,528
FNMA ±	1.13	4-25-2050	3,515,177	3,522,677
FNMA ±	1.33	2-25-2040	9,401,954	9,530,409
FNMA %%	1.40	7-1-2017	2,990,000	2,989,489
FNMA	1.71	12-1-2022	4,781,475	4,762,322
FNMA ±	1.89	1-1-2043	1,257,435	1,300,230
FNMA	1.92	6-1-2017	2,548,011	2,547,955
FNMA	2.00	5-25-2021	202,955	204,006
FNMA	2.01	7-25-2022	1,687,858	1,696,523
FNMA ±	2.10	5-1-2036	2,230,896	2,339,146
FNMA	2.13	4-24-2026	9,410,000	8,964,051
FNMA ±	2.43	5-1-2023	578,954	588,422
FNMA %%	2.50	12-16-2031	6,160,000	6,181,416
FNMA	2.50	4-25-2039	180,821	180,929
FNMA ±	2.52	9-1-2027	343,629	362,781
FNMA ±	2.52	5-1-2046	6,442,985	6,526,286
FNMA ±	2.53	12-1-2035	1,206,926	1,268,860
FNMA	2.55	3-1-2022	1,661,797	1,689,614
FNMA	2.56	3-1-2021	971,588	989,773
FNMA ±	2.56	3-1-2046	5,982,750	6,068,339
FNMA ±	2.70	5-1-2036	1,248,538	1,311,364
FNMA ±	2.70	11-1-2031	143,399	150,297
FNMA	2.73	1-1-2024	497,138	502,272
FNMA ±	2.76	9-1-2031	51,290	54,090
FNMA ±	2.76	12-1-2034	1,451,019	1,531,863
FNMA ±	2.76	12-1-2040	78,142	82,730
FNMA ±	2.77	4-1-2032	104,570	106,387
FNMA ±	2.80	6-1-2034	508,586	536,051
FNMA ±	2.82	6-1-2032	150,343	157,443
FNMA ±	2.85	9-1-2031	323,620	339,440
FNMA	2.86	11-1-2021	2,670,784	2,735,800
FNMA ±	2.92	10-1-2027	209,409	218,054
FNMA %%	3.00	12-16-2031	19,125,000	19,656,914
FNMA	3.00	4-1-2045	163,787	163,067
FNMA	3.00	11-1-2045	12,726,433	12,670,492
FNMA	3.00	12-1-2045	28,757,699	28,631,291
FNMA %%	3.00	12-13-2046	57,435,000	57,129,877

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.01%	8-1-2036	$2,268,393	$2,386,580
FNMA ±	3.07	5-1-2036	826,665	879,182
FNMA ±	3.09	9-1-2036	916,654	962,041
FNMA	3.19	12-1-2017	3,032,813	3,055,801
FNMA	3.21	5-1-2023	6,865,000	7,143,914
FNMA ±	3.34	1-1-2033	43,226	43,813
FNMA ±	3.37	7-1-2026	289,653	305,857
FNMA ±	3.41	2-1-2027	291,315	294,094
FNMA	3.45	10-1-2027	7,141,195	7,288,597
FNMA	3.49	12-1-2020	3,552,032	3,726,307
FNMA %%	3.50	12-16-2031	21,320,000	22,199,450
FNMA	3.50	2-1-2043	94,747	97,248
FNMA	3.50	2-1-2045	19,891,648	20,415,450
FNMA	3.50	4-1-2045	8,102,431	8,315,790
FNMA	3.50	8-1-2045	947,086	972,025
FNMA	3.50	12-1-2045	3,822,886	3,923,553
FNMA	3.50	2-1-2046	5,276,794	5,415,747
FNMA	3.50	5-1-2046	19,051,769	19,555,851
FNMA ±	3.63	9-1-2028	46,870	47,323
FNMA	3.80	3-1-2018	679,179	692,660
FNMA	4.00	5-1-2021	610,251	626,583
FNMA (c)	4.00	10-25-2025	1,456,861	59,666
FNMA %%	4.00	12-13-2046	46,395,000	48,807,948
FNMA ±	4.01	4-1-2033	36,407	37,834
FNMA	4.50	12-1-2018	330,158	339,687
FNMA	4.50	1-1-2026	3,893,657	4,013,171
FNMA %%	4.50	12-13-2046	45,762,000	49,351,457
FNMA	4.68	2-1-2020	3,153,745	3,391,394
FNMA ±	4.74	7-1-2033	151,885	156,066
FNMA	4.79	5-1-2019	2,085,911	2,218,672
FNMA	5.00	12-1-2018	236,811	242,970
FNMA	5.00	6-1-2019	164,817	168,411
FNMA %%	5.00	4-1-2023	491,125	521,744
FNMA	5.00	6-1-2023	759,450	809,271
FNMA	5.00	3-1-2034	776,270	857,762
FNMA	5.00	8-1-2040	14,644,883	16,073,339
FNMA	5.00	10-1-2040	936,771	1,028,854
FNMA	5.38	5-1-2017	680,453	680,629
FNMA	5.39	1-1-2024	2,130,808	2,367,804
FNMA	5.45	10-1-2017	2,914,934	2,950,844
FNMA	5.50	6-1-2020	429,895	451,131
FNMA	5.50	11-1-2023	123,574	133,633
FNMA	5.50	1-1-2025	81,158	86,200
FNMA	5.50	1-1-2025	381,297	405,325
FNMA	5.50	8-1-2033	4,722,146	5,297,951
FNMA	5.50	9-1-2033	2,690,074	3,019,690
FNMA	5.50	9-1-2033	1,278,806	1,436,642
FNMA	5.50	8-1-2035	807,774	907,464
FNMA	5.50	1-1-2037	933,427	1,047,579
FNMA	5.50	4-1-2040	2,326,169	2,611,004
FNMA	5.55	9-1-2019	555,323	568,591
FNMA	5.61	2-1-2021	1,885,367	2,034,739
FNMA	5.63	2-1-2018	1,034,011	1,077,441
FNMA	5.67	11-1-2021	5,269,609	5,836,116
FNMA	5.75	5-1-2021	3,324,753	3,683,208
FNMA	5.79	10-1-2017	1,025,698	1,045,043
FNMA	5.95	6-1-2024	1,684,622	1,918,360
FNMA	6.00	3-1-2024	98,607	111,949
FNMA	6.00	1-1-2028	1,378,098	1,564,559
FNMA	6.00	2-1-2035	1,687,253	1,879,619
FNMA	6.00	11-1-2037	680,151	773,629
FNMA %%	6.00	12-13-2046	15,585,000	17,715,837
FNMA	6.08	1-1-2019	382,639	390,247
FNMA	6.50	6-1-2017	1,954	1,963
FNMA	6.50	1-1-2024	34,974	39,604

4

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	3-1-2028	$33,502	$36,444
FNMA	6.50	12-1-2029	323,428	370,812
FNMA	6.50	11-1-2031	76,737	87,426
FNMA	6.50	7-1-2036	497,179	563,008
FNMA	6.50	7-1-2036	501,166	588,730
FNMA	6.50	7-25-2042	1,879,053	2,145,337
FNMA	7.00	11-1-2026	10,380	11,469
FNMA	7.00	9-1-2031	5,012	5,025
FNMA	7.00	1-1-2032	5,677	6,342
FNMA	7.00	2-1-2032	113,609	134,905
FNMA	7.00	10-1-2032	255,988	297,289
FNMA	7.00	2-1-2034	2,635	2,965
FNMA	7.00	4-1-2034	208,686	244,376
FNMA	7.00	1-1-2036	6,618	7,089
FNMA	7.00	9-1-2036	102,388	107,176
FNMA	7.50	9-1-2031	121,163	146,930
FNMA	7.50	11-25-2031	601,671	691,049
FNMA	7.50	2-1-2032	47,026	55,015
FNMA	7.50	10-1-2037	1,303,706	1,563,249
FNMA	8.00	5-1-2027	45,709	47,341
FNMA	8.00	10-1-2027	6,597	6,646
FNMA	8.00	6-1-2028	6,433	7,238
FNMA	8.00	2-1-2030	87,921	98,244
FNMA	8.00	7-1-2031	1,615,517	1,931,334
FNMA	8.50	5-1-2017	20,360	20,532
FNMA	8.50	5-1-2017	147	148
FNMA	8.50	8-1-2024	28,002	30,896
FNMA	8.50	5-1-2026	139,139	153,426
FNMA	8.50	7-1-2026	27,805	29,449
FNMA	8.50	8-1-2026	14,097	14,327
FNMA	8.50	10-1-2026	326	340
FNMA	8.50	10-1-2026	6,740	6,765
FNMA	8.50	11-1-2026	31,494	32,343
FNMA	8.50	11-1-2026	9,563	10,036
FNMA	8.50	12-1-2026	180,927	209,194
FNMA	8.50	12-1-2026	18,686	21,078
FNMA	8.50	12-1-2026	298	299
FNMA	8.50	2-1-2027	364	413
FNMA	8.50	2-1-2027	7,710	7,739
FNMA	8.50	3-1-2027	884	957
FNMA	8.50	3-1-2027	2,664	2,674
FNMA	8.50	6-1-2027	93,131	103,193
FNMA	8.50	7-1-2029	886	889
FNMA	9.00	3-1-2021	15,188	15,372
FNMA	9.00	6-1-2021	138	149
FNMA	9.00	7-1-2021	26,763	27,127
FNMA	9.00	8-1-2021	179	196
FNMA	9.00	10-1-2021	6,658	6,731
FNMA	9.00	1-1-2025	2,526	2,567
FNMA	9.00	1-1-2025	19,936	22,355
FNMA	9.00	3-1-2025	2,223	2,257
FNMA	9.00	3-1-2025	1,284	1,289
FNMA	9.00	4-1-2025	2,227	2,236
FNMA	9.00	7-1-2028	25,652	26,135
FNMA	9.50	11-1-2020	137	149
FNMA	9.50	12-15-2020	27,268	27,944
FNMA	9.50	1-1-2021	17,843	18,202
FNMA	9.50	6-1-2022	1,779	1,802
FNMA	9.50	7-1-2028	6,981	7,012
FNMA	10.00	12-1-2020	26,007	26,388
FNMA	11.00	10-15-2020	832	849
FNMA Series 1988-7 Class Z	9.25	4-25-2018	5,844	6,019

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1989-10 Class Z	9.50%	3-25-2019	$57,061	$60,308
FNMA Series 1989-100 Class Z	8.75	12-25-2019	32,734	34,712
FNMA Series 1989-12 Class Y	10.00	3-25-2019	80,634	85,518
FNMA Series 1989-22 Class G	10.00	5-25-2019	92,684	98,990
FNMA Series 1989-63 Class Z	9.40	10-25-2019	5,870	6,186
FNMA Series 1989-98 Class E	9.20	12-25-2019	29,733	31,280
FNMA Series 1990-144 Class W	9.50	12-25-2020	62,309	67,974
FNMA Series 1990-75 Class Z	9.50	7-25-2020	89,373	97,068
FNMA Series 1990-84 Class Y	9.00	7-25-2020	10,833	11,649
FNMA Series 1990-96 Class Z	9.67	8-25-2020	122,415	133,814
FNMA Series 1991-5 Class Z	8.75	1-25-2021	23,812	25,425
FNMA Series 1991-85 Class Z	8.00	6-25-2021	36,362	39,027
FNMA Series 1992-45 Class Z	8.00	4-25-2022	89,398	99,232
FNMA Series 1999-W6 Class A ±	9.33	9-25-2028	6,825	6,970
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	941,015	1,108,610
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,415,929	1,604,209
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	368,202	458,799
FNMA Series 2002-T12 Class A5 ±	3.97	10-25-2041	1,218,503	1,265,917
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	4,894,825	5,587,884
FNMA Series 2002-T5 Class A1 ±	0.82	5-25-2032	351,610	343,462
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	803,457	904,978
FNMA Series 2003-T2 Class A1 ±	0.86	3-25-2033	410,829	401,594
FNMA Series 2003-W1 Class 1A1 ±	5.60	12-25-2042	767,787	842,872
FNMA Series 2003-W11 Class A1 ±	4.22	6-25-2033	115,268	120,576
FNMA Series 2003-W3 Class 1A4 ±	3.59	8-25-2042	3,333,261	3,518,107
FNMA Series 2003-W5 Class A ±	0.80	4-25-2033	472,524	455,546
FNMA Series 2003-W6 Class 6A ±	3.43	8-25-2042	2,150,856	2,295,440
FNMA Series 2003-W6 Class PT4 ±	8.69	10-25-2042	1,961,531	2,325,009
FNMA Series 2003-W8 Class PT1 ±	10.04	12-25-2042	770,604	886,495
FNMA Series 2003-W9 Class A ±	0.82	6-25-2033	113,379	111,126
FNMA Series 2004-79 Class FA ±	0.87	8-25-2032	715,833	715,907
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	734,692	855,780
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	1,651,389	1,905,296
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,089,261	1,255,541
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,120,125	1,180,029
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,045,255	1,058,750
FNMA Series 2007-W10 Class 2A ±	6.34	8-25-2047	630,149	700,835
FNMA Series 2009-3 Class HL	5.00	2-25-2039	119,064	119,889
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	1,429,763	99,010
FNMA Series 2011-42 Class A	3.00	2-25-2024	520,821	529,517
FNMA Series 2015-M10 Class FA ±	0.78	3-25-2019	2,826,960	2,828,269
FNMA Series 265 Class 2	9.00	3-25-2024	118,306	138,384
FNMA Series G-8 Class E	9.00	4-25-2021	79,394	85,747
FNMA Series G92-30 Class Z	7.00	6-25-2022	111,430	118,822
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	1,790,849	1,994,488
GNMA %%	3.50	12-20-2046	36,705,000	38,171,765
GNMA ±	0.98	5-20-2066	7,446,217	7,422,908
GNMA ±	1.23	8-20-2065	4,479,155	4,489,134
GNMA ±	1.26	9-20-2063	4,813,536	4,830,163
GNMA ±	1.43	8-20-2065	4,857,767	4,874,705
GNMA ±	1.43	4-20-2066	5,890,822	5,911,095
GNMA ±	3.00	8-20-2020	120,887	123,286
GNMA ±	3.00	11-20-2020	71,957	74,145
GNMA %%	3.00	12-20-2046	23,450,000	23,782,514
GNMA %%	4.00	12-20-2046	13,155,000	13,929,911
GNMA	5.00	7-20-2040	4,612,128	5,092,724
GNMA	5.50	4-20-2034	1,686,510	1,838,202
GNMA	6.00	8-20-2034	244,109	271,127
GNMA	6.50	12-15-2025	29,685	33,894
GNMA	6.50	5-15-2029	1,830	2,090
GNMA	6.50	5-15-2031	2,131	2,433
GNMA	6.50	9-20-2033	71,245	83,970
GNMA	7.00	12-15-2022	34,491	36,875
GNMA	7.00	5-15-2026	3,987	4,336
GNMA	7.00	3-15-2028	63,166	69,006

6

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	7.00%	4-15-2031	$1,140	$1,171
GNMA	7.00	8-15-2031	20,813	21,887
GNMA	7.00	3-15-2032	15,534	15,931
GNMA	7.34	10-20-2021	43,819	44,815
GNMA	7.34	12-20-2021	15,709	15,760
GNMA	7.34	2-20-2022	10,682	10,716
GNMA	7.34	9-20-2022	12,230	12,270
GNMA	8.00	6-15-2023	4,571	4,986
GNMA	8.00	12-15-2023	300,438	340,596
GNMA	8.00	2-15-2024	978	1,078
GNMA	8.00	9-15-2024	4,038	4,189
GNMA	8.00	6-15-2025	78	78
GNMA	8.35	4-15-2020	159,461	169,020
GNMA	8.40	5-15-2020	98,962	105,193
GNMA	9.50	10-20-2019	23,218	23,323
GNMA	10.00	12-15-2018	3,890	3,910
GNMA Series 2002-53 Class IO ±(c)	0.60	4-16-2042	447,871	7
GNMA Series 2005-23 Class IO ±(c)	0.01	6-17-2045	3,644,124	1,239
GNMA Series 2006-32 Class C ±	5.30	11-16-2038	4,023,180	4,122,486
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	11,157,715	6,897
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	5,272,511	5,502,950
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	855,819	910,143
GNMA Series 2008-22 Class XM ±(c)	0.83	2-16-2050	27,817,718	853,453
GNMA Series 2012-12 Class HD	2.00	5-20-2062	2,721,208	2,728,297
GNMA Series 2016-H07 Class FE ±	1.68	3-20-2066	5,255,443	5,342,564
GNMA Series 2016-H07 Class FH ±	1.53	2-20-2066	4,770,616	4,811,535
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	20,805,000	19,906,703
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	24,300,000	22,727,936
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	3,968,910
SBA (a)(c)(i)	1.40	2-15-2018	29,943	122
SBA Series 1992-6 Class A (a)(c)(i)	2.47	10-15-2017	27,600	149
TVA	4.63	9-15-2060	10,471,000	11,642,422
TVA	5.38	4-1-2056	7,020,000	8,715,225

Total Agency Securities (Cost $978,718,080)				980,160,403

Asset-Backed Securities : 0.59%
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	6,757,244	6,757,947

Total Asset-Backed Securities (Cost $6,757,743)				6,757,947

Corporate Bonds and Notes : 4.16%

Financials : 3.39%

Banks : 0.79%
International Bank for Reconstruction and Development	0.88	8-15-2019	9,305,000	9,134,151

Capital Markets : 2.60%
International Finance Corporation ¤	0.00	2-9-2017	30,000,000	29,969,721

Utilities : 0.77%

Electric Utilities : 0.77%
Cleveland Thermal LLC	6.25	11-1-2018	400,000	433,029
Cleveland Thermal LLC	7.75	11-1-2025	2,665,000	3,036,813
Cleveland Thermal LLC	8.00	11-1-2028	1,800,000	2,059,519
Cleveland Thermal LLC	8.25	11-1-2037	2,880,000	3,308,653

				8,838,014

Total Corporate Bonds and Notes (Cost $48,408,416)				47,941,886

7

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 4.46%
Florida : 0.64%
Escambia County FL HFA Acts Retirement Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.64%	11-15-2029	$7,375,000	$7,375,000

Illinois : 0.87%
Illinois Finance Authority Advocate Health Care Network Series C (Health Revenue, Northern Trust Company SPA) ±	0.55	11-1-2038	10,000,000	10,000,000

Iowa : 0.95%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.79	4-1-2022	11,000,000	11,000,000

New York : 0.87%
Metropolitan Transportation Authority Subseries E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ±	0.54	11-15-2050	10,000,000	10,000,000

Texas : 1.13%
Houston TX Utilities System Authority Series 2004B (Water & Sewer Revenue, Citibank NA LOC) ±	0.57	5-15-2034	6,000,000	6,000,000
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,017,636

				13,017,636

Total Municipal Obligations (Cost $50,698,827)				51,392,636

Non-Agency Mortgage-Backed Securities : 2.21%
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,079,574
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	4,195,000	4,320,472
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,368,045
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,236,411
National Credit Union Administration Guaranteed Notes Program Series 2011-R4 Class 1A ±	0.91	3-6-2020	985,650	985,969
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.54	2-15-2025	259,721	301,557
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	356,967	426,560
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	2,671,647	2,787,068

Total Non-Agency Mortgage-Backed Securities (Cost $25,545,568)				25,505,656

U.S. Treasury Securities : 15.74%
TIPS ##	0.75	2-15-2042	27,710,251	26,428,652
U.S. Treasury Bond ##	3.00	5-15-2045	7,460,000	7,387,437
U.S. Treasury Bond ##	3.75	11-15-2043	23,005,000	26,210,425
U.S. Treasury Note ##	1.00	3-15-2019	5,995,000	5,968,304
U.S. Treasury Note ##	1.13	6-30-2021	2,350,000	2,276,654
U.S. Treasury Note ##	1.13	9-30-2021	24,840,000	23,988,063
U.S. Treasury Note ##	1.38	6-30-2023	35,810,000	34,076,868
U.S. Treasury Note ##	1.63	2-15-2026	2,455,000	2,299,741
U.S. Treasury Note ##	1.63	5-15-2026	6,870,000	6,421,307
U.S. Treasury Note ##	2.00	2-15-2023	46,545,000	46,210,435

Total U.S. Treasury Securities (Cost $189,236,513)				181,267,886

Yankee Corporate Bonds and Notes : 2.91%

Financials : 2.49%

Banks : 2.49%
KfW	1.25	9-30-2019	22,500,000	22,257,473

8

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Banks (continued)
Royal Bank of Canada Incorporated		2.00%	10-1-2018	$6,370,000	$6,407,335

					28,664,808

Industrials : 0.42%

Transportation Infrastructure : 0.42%
Boldini Limited		3.85	1-19-2036	4,875,000	4,894,908

Total Yankee Corporate Bonds and Notes (Cost $34,192,797)					33,559,716

Yankee Government Bonds : 2.80%
Hashemite Kingdom of Jordan		3.00	6-30-2025	9,800,000	10,007,260
State of Israel		5.50	12-4-2023	9,030,000	10,813,786
Ukraine		1.47	9-29-2021	11,630,000	11,373,931

Total Yankee Government Bonds (Cost $33,421,148)					32,194,977

		Yield		Shares
Short-Term Investments : 8.18%

Investment Companies : 7.99%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.31		91,968,321	91,968,321

				Principal
U.S. Treasury Securities : 0.19%
U.S. Treasury Bill (z)#		0.32	12-15-2016	$2,225,000	2,224,873

Total Short-Term Investments (Cost $94,193,027)					94,193,194

Total investments in securities (Cost $1,461,172,119)*	126.15%				1,452,974,301
Other assets and liabilities, net	(26.15)				(301,187,174)

Total net assets	100.00%				$1,151,787,127

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,461,289,148 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,160,419
Gross unrealized losses	(22,475,266)

Net unrealized losses	$(8,314,847)

9

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Government Securities Fund

Abbreviations:
AGC	Assured Guaranty Corporation
FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LLC	Limited liability company
LOC	Letter of credit
SBA	Small Business Authority
SPA	Standby purchase agreement
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority

10

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$980,160,132	$271	$980,160,403
Asset-backed securities	0	6,757,947	0	6,757,947
Corporate bonds and notes	0	47,941,886	0	47,941,886
Municipal obligations	0	51,392,636	0	51,392,636
Non-agency mortgage-backed securities	0	25,505,656	0	25,505,656
U.S. Treasury securities	181,267,886	0	0	181,267,886
Yankee corporate bonds and notes	0	33,559,716	0	33,559,716
Yankee government bonds	0	32,194,977	0	32,194,977
Short-term investments
Investment companies	91,968,321	0	0	91,968,321
U.S. Treasury securities	2,224,873	0	0	2,224,873

	275,461,080	1,177,512,950	271	1,452,974,301

Futures contracts	157,500	0	0	157,500

Total assets	$275,618,580	$1,177,512,950	$271	$1,453,131,801

Liabilities
Futures contracts	$127,328	$0	$0	$127,328

Total liabilities	$127,328	$0	$0	$127,328

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains (losses)
3-22-2017	JPMorgan	40 Short	U.S. Treasury Bonds	$6,456,250	$33,366
3-22-2017	JPMorgan	55 Short	U.S. Treasury Bonds	8,320,469	40,294
3-22-2017	JPMorgan	131 Long	10-Year U.S. Treasury Notes	16,311,547	(60,708)
3-31-2017	JPMorgan	152 Long	5-Year U.S. Treasury Notes	17,912,250	(41,159)
3-31-2017	JPMorgan	87 Long	2-Year U.S. Treasury Notes	18,862,688	(5,824)

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 9.19%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$1,718,712	$1,723,661
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,032,582	1,023,859
FHLMC ±	2.64	4-1-2038	451,213	475,365
FHLMC ±	2.77	4-1-2032	44,724	47,057
FHLMC	3.00	2-15-2024	495,456	502,265
FHLMC ±	3.00	7-1-2029	2,656	2,762
FHLMC ±	3.03	5-1-2026	59,866	62,256
FHLMC ±	3.16	9-1-2031	6,478	6,587
FHLMC	3.50	6-15-2038	705,756	724,014
FHLMC	4.50	5-15-2018	54,783	55,820
FHLMC	6.00	10-1-2021	307,154	329,399
FHLMC	8.50	9-1-2017	327	328
FHLMC	9.00	8-1-2018	4,355	4,386
FHLMC	9.00	6-1-2019	15,213	15,648
FHLMC	9.00	10-1-2019	82,409	87,514
FHLMC	9.50	12-1-2022	32,626	34,749
FHLMC	10.50	11-1-2017	74	75
FHLMC	10.50	8-1-2018	20,227	20,474
FHLMC	10.50	2-1-2019	502	521
FHLMC	10.50	4-1-2019	263	274
FHLMC	10.50	5-1-2019	208	222
FHLMC	10.50	6-1-2019	1,414	1,505
FHLMC	10.50	7-1-2019	620	636
FHLMC Series 2597 Series AE	5.50	4-15-2033	148,851	162,411
FHLMC Series 2631 Class LC	4.50	6-15-2018	126,470	128,923
FHLMC Series 2642 Class AR	4.50	7-15-2023	267,919	286,332
FHLMC Series 2656 Class BG	5.00	10-15-2032	391,517	396,631
FHLMC Series 2958 Class QD	4.50	4-15-2020	512,139	521,639
FHLMC Series 3266 Class D	5.00	1-15-2022	574,201	591,309
FHLMC Series 3609 Class LA	4.00	12-15-2024	233,383	238,574
FHLMC Series 3778 Class BM	3.50	8-15-2028	177,824	179,767
FHLMC Series 3794 Class LK	3.00	2-15-2024	525,779	528,868
FHLMC Series 3855 Class HL	3.50	2-15-2026	228,314	234,598
FHLMC Series 3920 Class AB	3.00	9-15-2025	697,615	711,501
FHLMC Series T-42 Class A6	9.50	2-25-2042	400,309	488,956
FHLMC Series T-57 Class 2A1 ±	3.44	7-25-2043	40,965	43,720
FHLMC Series T-59 Class 2A1 ±	3.22	10-25-2043	1,119,040	1,101,367
FNMA ±	1.84	8-1-2034	590,218	599,727
FNMA ±	2.70	11-1-2031	47,800	50,099
FNMA	2.73	10-1-2017	2,921,892	2,938,531
FNMA ±	2.77	8-1-2036	2,242,115	2,374,659
FNMA ±	2.89	10-1-2036	2,250,227	2,342,240
FNMA	2.93	12-1-2017	2,272,392	2,294,021
FNMA ±	2.95	7-1-2036	1,569,078	1,664,992
FNMA ±	3.00	9-1-2040	1,606,347	1,701,631
FNMA	3.19	12-1-2017	1,489,924	1,501,218
FNMA	3.34	9-1-2017	1,357,144	1,367,297
FNMA	3.69	6-1-2017	3,283,744	3,287,870
FNMA	3.74	5-1-2018	2,183,647	2,233,676
FNMA	4.00	6-25-2026	905,267	970,505
FNMA	4.00	8-25-2037	699,751	732,417
FNMA	5.14	1-1-2018	338,156	346,910
FNMA	5.50	8-25-2034	1,085,933	1,117,406
FNMA	6.00	4-1-2021	214,574	224,443
FNMA	6.00	3-1-2033	589,891	685,928
FNMA	6.28	11-1-2018	204,002	205,497
FNMA	6.50	8-1-2031	322,807	367,479
FNMA	7.60	8-1-2018	188,294	188,398
FNMA	8.00	4-1-2017	5,886	5,906
FNMA	8.00	9-1-2019	7,807	7,849
FNMA	8.00	9-1-2023	2,571	2,691
FNMA	8.33	7-15-2020	13,715	14,629
FNMA	8.50	7-1-2018	4,323	4,346
FNMA	8.50	2-1-2023	9,484	9,566
FNMA	9.00	2-15-2020	590	640
FNMA	9.00	11-1-2024	72,330	79,851
FNMA	11.00	10-15-2020	5,354	5,466
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	666,061	816,348

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1989-29 Class Z	10.00%	6-25-2019	$46,641	$50,003
FNMA Series 1989-63 Class Z	9.40	10-25-2019	12,578	13,255
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	55,869	67,169
FNMA Series 2003-15 Class CB	5.00	3-25-2018	233,386	237,019
FNMA Series 2003-41 Class PE	5.50	5-25-2023	665,957	709,732
FNMA Series 2003-W11 Class A1 ±	4.22	6-25-2033	15,833	16,562
FNMA Series 2003-W6 Class 6A ±	3.43	8-25-2042	1,006,779	1,074,457
FNMA Series 2003-W6 Class PT4 ±	8.69	10-25-2042	89,264	105,805
FNMA Series 2004-32 Class AY	4.00	5-25-2019	140,597	144,077
FNMA Series 2004-90 Class XY	4.00	9-25-2034	431,444	441,018
FNMA Series 2008-53 Class CA	5.00	7-25-2023	421,900	436,739
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,148,295	1,208,326
FNMA Series 2011-133 Class A	3.50	6-25-2029	849,510	872,934
FNMA Series 2011-17 Class ED	3.50	7-25-2025	184,691	188,413
FNMA Series 2011-39 Class CA	3.00	5-25-2024	230,438	233,716
FNMA Series 2011-66 Class BE	3.00	3-25-2025	400,841	405,664
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	694,703	701,631
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	31,270	1,069
GNMA	4.00	8-16-2023	252,966	259,337
GNMA	4.50	4-20-2035	304,223	319,275
GNMA	8.00	12-15-2023	23,078	26,162
GNMA	9.00	11-15-2017	1,589	1,595
GNMA	9.00	11-15-2024	13,045	14,284
GNMA	10.00	2-20-2018	850	859
GNMA Series 2008-36 Class AN	4.25	10-16-2022	9,892	9,887
GNMA Series 2008-36 Class NA	4.25	10-16-2022	20,818	20,806
GNMA Series 2010-6 Class EA	4.00	9-16-2023	201,155	203,736
GNMA Series 2011-82 Class HT	2.00	7-16-2036	64,321	64,450
GNMA Series 2012-19 Class A	1.83	3-16-2039	2,217,101	2,215,720

Total Agency Securities (Cost $48,622,291)				48,919,909

Asset-Backed Securities : 8.52%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	743,903	743,731
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	1,128,028	1,128,146
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	1,215,083	1,215,099
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	2,982,098	2,981,438
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	1,234,087	1,233,822
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	2,406,752	2,406,405
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	3,446,005	3,452,087
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	1,935,613	1,935,540
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	3,000,000	2,999,493
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,051,303
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.63	2-25-2034	1,170,090	1,116,888
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	881,431	881,261
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	1,046,336	1,046,079
Hyundai Auto Lease Securitization Trust Series 2016-A Class A3 144A	1.60	7-15-2019	1,100,000	1,102,985
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	1,178,264	1,177,393
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	2,080,000	2,077,804
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A	0.82	6-15-2018	2,496,518	2,495,056
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	2,575,484	2,576,881
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	43,573	43,565
Toyota Auto Receivables Owner Trust Series 2016-A Class AA2	1.03	7-16-2018	2,162,035	2,161,950
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	49,531	49,519
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	1,650,000	1,651,526
World Omni Auto Receivables Trust Series 2014-A Class A3	1.16	9-15-2017	3,318,068	3,318,071
World Omni Auto Receivables Trust Series 2015-A Class A2A	1.06	5-15-2018	2,561,480	2,560,630
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	2,940,000	2,934,730

Total Asset-Backed Securities (Cost $45,401,251)				45,341,402

Corporate Bonds and Notes : 36.96%
Consumer Discretionary : 1.26%
Media : 1.26%
Charter Communications Incorporated 144A	3.58	7-23-2020	3,000,000	3,060,363
Interpublic Group	2.25	11-15-2017	1,900,000	1,910,171

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
NBC Universal Enterprise Incorporated 144A	5.25%	12-31-2049	$1,655,000	$1,735,681

				6,706,215

Consumer Staples : 0.57%

Beverages : 0.57%
Anheuser-Busch InBev Finance Incorporated	2.65	2-1-2021	3,000,000	3,009,594

Energy : 3.86%

Energy Equipment & Services : 0.59%
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,145,053

Oil, Gas & Consumable Fuels : 3.27%
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	887,877
ConocoPhillips Company	2.88	11-15-2021	1,990,000	1,997,773
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	2,985,000
Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,945,655
Energy Transfer Partners LP	2.50	6-15-2018	2,000,000	2,002,290
ONEOK Partners LP	3.20	9-15-2018	2,033,000	2,077,338
Plains All American Pipeline LP	8.75	5-1-2019	3,000,000	3,419,811
Williams Partners LP	5.25	3-15-2020	1,000,000	1,063,330

				17,379,074

Financials : 18.19%

Banks : 4.17%
Bank of America Corporation	2.15	11-9-2020	2,000,000	1,974,736
Bank of America Corporation	5.30	3-15-2017	2,095,000	2,118,045
Bank of America Corporation	5.70	5-2-2017	1,840,000	1,871,541
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,249,702
Fifth Third Bank	2.30	3-15-2019	1,845,000	1,857,635
JP Morgan Chase	1.65	9-23-2019	2,000,000	1,983,890
KeyBank Corporation	4.63	6-15-2018	3,180,000	3,277,575
PNC Bank NA	1.50	2-23-2018	3,000,000	2,998,005
Santander Bank	2.70	5-24-2019	1,000,000	998,728
Santander Bank	8.75	5-30-2018	2,640,000	2,852,924

				22,182,781

Capital Markets : 2.45%
Bear Stearns Companies LLC	5.55	1-22-2017	3,875,000	3,897,281
Goldman Sachs Group Incorporated	6.15	4-1-2018	2,965,000	3,127,915
Lazard Group LLC	6.85	6-15-2017	538,000	553,126
Morgan Stanley	1.88	1-5-2018	2,045,000	2,047,630
Morgan Stanley	2.20	12-7-2018	2,000,000	2,008,980
Morgan Stanley	2.45	2-1-2019	840,000	846,321
S&P Global Incorporated	2.50	8-15-2018	550,000	554,783

				13,036,036

Consumer Finance : 6.44%

Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,930,000
American Express Centurion Bank	6.00	9-13-2017	3,000,000	3,104,460
Daimler Finance NA LLC 144A	1.65	3-2-2018	3,000,000	2,995,503
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	2,740,000	2,792,241
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,072,645
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,350,473
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,120,444
General Motors Financial Company	2.35	10-4-2019	1,000,000	982,921
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,012,660
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,010,407
Hyundai Capital America Company 144A	2.40	10-30-2018	3,000,000	3,012,618
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,995,222

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Toll Brothers Finance Corporation	8.91%	10-15-2017	$2,710,000	$2,865,825
				34,245,419

Diversified Financial Services : 0.76%
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,031,080

Insurance : 4.37%
AXIS Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,971,983
Ironshore Holding Incorporated 144A	8.50	5-15-2020	2,820,000	3,142,989
Lincoln National Corporation	8.75	7-1-2019	2,426,000	2,803,255
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,794,433
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,157,154
Protective Life Global Funding 144A	1.56	9-13-2019	1,295,000	1,276,930
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,725,280
Reinsurance Group of America	5.63	3-15-2017	3,000,000	3,033,792
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,397,749
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,979,756

				23,283,321

Health Care : 1.77%

Biotechnology : 1.26%
AbbVie Incorporated	1.75	11-6-2017	3,200,000	3,220,870
Biogen Incorporated	6.88	3-1-2018	3,262,000	3,464,792

				6,685,662

Health Care Providers & Services : 0.26%
UnitedHealth Group Incorporated	1.45	7-17-2017	1,375,000	1,378,435

Pharmaceuticals : 0.25%
Mylan NV 144A	2.50	6-7-2019	1,360,000	1,353,524

Industrials : 2.34%

Aerospace & Defense : 0.61%
L-3 Communications Corporation	5.20	10-15-2019	3,000,000	3,224,757

Airlines : 0.67%
Delta Air Lines Incorporated	4.75	11-7-2021	2,050,042	2,173,044
US Airways Incorporated Series B (i)	8.50	10-22-2018	1,366,381	1,397,124
				3,570,168

Commercial Services & Supplies : 0.42%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,236,329

Machinery : 0.44%
CNH Capital LLC	3.25	2-1-2017	2,345,000	2,347,931

Transportation Infrastructure : 0.20%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,095,435

Information Technology : 2.34%

IT Services : 0.38%
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	2,006,004

Semiconductors & Semiconductor Equipment : 0.64%
KLA-Tencor Corporation	2.38	11-1-2017	1,365,000	1,373,010
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,048,456
				3,421,466

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.79%
CA Incorporated	3.60%	8-1-2020	$2,000,000	$2,053,078
CA Incorporated	5.38	12-1-2019	2,000,000	2,166,426
				4,219,504

Technology Hardware, Storage & Peripherals : 0.53%
HP Enterprise Company 144A	2.45	10-5-2017	2,785,000	2,814,942

Materials : 0.99%

Chemicals : 0.36%
CF Industries Incorporated	6.88	5-1-2018	1,830,000	1,926,075

Construction Materials : 0.63%
Martin Marietta Material ±	1.94	6-30-2017	3,310,000	3,316,176

Real Estate : 1.09%

Equity REITs : 1.09%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,776,540
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,009,801
				5,786,341

Telecommunication Services : 2.95%

Diversified Telecommunication Services : 2.95%
AT&T Incorporated	2.45	6-30-2020	1,000,000	989,890
Bellsouth Corporation 144A	4.40	4-26-2021	5,465,000	5,526,170
Clearwire Communications LLC 144A	14.75	12-1-2016	2,710,000	2,710,000
Verizon Communications Incorporated	1.35	6-9-2017	6,479,000	6,490,131
				15,716,191

Utilities : 1.60%

Electric Utilities : 1.08%
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,035,547
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	2,725,000	2,737,178
				5,772,725

Multi-Utilities : 0.52%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,361,043
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,383,064
				2,744,107

Total Corporate Bonds and Notes (Cost $196,002,889)				196,634,345

Municipal Obligations : 6.86%

California : 1.40%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,399,844
Roman Catholic Diocese of Oakland CA (Miscellaneous Revenue)	6.04	11-1-2019	2,435,000	2,589,391
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,457,055
				7,446,290

Florida : 0.31%
Escambia County FL HFA Acts Retirement Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.64	11-15-2029	1,635,000	1,635,000

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.86%
Chicago IL (Tax Revenue)	6.30%	12-1-2021	$1,365,000	$1,478,281
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	3,070,000	3,103,770

				4,582,051

Iowa : 0.75%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.79	4-1-2022	4,000,000	4,000,000

Michigan : 0.37%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,971,000

New Jersey : 1.17%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,927,400
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,313,415

				6,240,815

Oregon : 0.49%
Portland OR Taxable Pension (GO Revenue) (m)(n)±	0.63	6-1-2019	2,650,000	2,600,313

Rhode Island : 0.31%
Rhode Island EDA (Industrial Development Revenue, AGM Insured)	7.75	11-1-2020	1,500,000	1,649,850

Tennessee : 0.75%
Baptist Memorial Health Care Corporation (Health Revenue)	1.25	12-8-2016	4,000,000	4,000,000

Wisconsin : 0.45%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	2,365,000	2,360,365

Total Municipal Obligations (Cost $36,314,896)				36,485,684

Non-Agency Mortgage-Backed Securities : 14.27%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.00	10-20-2032	18,170	18,136
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	1,421,437	1,421,618
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	1,630,000	1,629,727
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	1,997,812	1,997,612
Commercial Mortgage Trust Series 2014-BBG Class A 144A ±	1.34	3-15-2029	2,100,000	2,089,966
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,300,000	2,370,737
Commercial Mortgage Trust Series 2015CR27 Class A1	1.58	10-10-2048	2,577,326	2,569,272
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±(c)	0.00	7-15-2027	713,929	11,066
Cosmopolitan Hotel Trust Series 2016 Class A 144A ±	1.94	11-15-2033	2,185,000	2,189,102
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.39	6-19-2031	123,944	112,361
Credit Suisse Mortgage Trust Series 2007-C3 Class A4 ±	5.88	6-15-2039	4,095,124	4,119,742
Dell Equipment Finance Trust Series 2015-2 Class A2A 144A	1.42	12-22-2017	374,487	374,710
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	3,775,000	3,775,979
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	10,028	10,203
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.67	9-25-2033	407,989	394,013
Equity Mortgage Trust Series 2014-INNS Class A 144A ±	1.39	5-8-2031	2,949,415	2,948,488
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)(s)	1.00	2-25-2027	34,322	34,247
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	2,610,000	2,795,738
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	2,315,000	2,367,643
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A ±	1.54	7-15-2031	1,484,242	1,483,658
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,684,088	2,661,465
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A ±	2.47	2-15-2033	1,950,000	1,960,419
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A ±	8.00	9-19-2027	227,914	225,826
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A ±	0.99	4-25-2036	970,482	800,521
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	2,800,000	2,801,208
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	2,000,000	1,996,843
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A4	5.44	6-12-2047	811,842	812,143
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.70	6-12-2047	3,250,000	3,186,286
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,243,908

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A 144A ±	1.46%	6-15-2029	$5,000,000	$4,990,870
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A 144A ±	1.74	8-15-2027	3,000,000	2,999,983
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A ±	1.79	5-15-2028	2,167,685	2,158,820
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	2,349,120	2,327,287
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	1,652,074	1,665,645
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.97	10-25-2032	5,632	5,554
MMAF Equipment Finance LLCSeries 2015-AA Class A3 144A	1.39	10-16-2019	2,830,000	2,830,049
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	1,985,997	2,027,071
Morgan Stanley Capital I Trust Series 2007-LQ16 Class AM ±	6.26	12-12-2049	25,000	25,822
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,959,701	1,937,994
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,028,404
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	1,330,000	1,333,210
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.13	8-25-2032	81,560	78,411
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.13	8-25-2032	86,727	81,627
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	23,587	23,651

Total Non-Agency Mortgage-Backed Securities (Cost $76,611,469)				75,917,035

	Dividend yield		Shares
Preferred Stocks : 0.25%

Financials : 0.25%

Banks : 0.25%
Huntington Bancshares (a)(i)±	4.82		80,000	1,353,326

Total Preferred Stocks (Cost $1,958,484)				1,353,326

	Interest rate		Principal
Yankee Corporate Bonds and Notes : 20.45%

Consumer Discretionary : 0.56%

Media : 0.56%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	$2,838,000	2,968,068

Consumer Staples : 2.06%

Beverages : 0.88%
Pernod Ricard SA 144A	2.95	1-15-2017	1,370,000	1,373,148
Suntory Holdings Limited 144A	1.65	9-29-2017	3,330,000	3,333,550

				4,706,698

Food & Staples Retailing : 1.18%
Delhaize Group SA	6.50	6-15-2017	2,730,000	2,798,209
Tesco plc 144A	2.70	1-5-2017	3,470,000	3,471,253

				6,269,462

Energy : 1.59%

Oil, Gas & Consumable Fuels : 1.59%
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,035,697
TransCanada PipeLines Limited	1.63	11-9-2017	2,210,000	2,211,706
Transocean Incorporated	6.80	12-15-2016	3,235,000	3,239,358

				8,486,761

7

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 11.44%
Banks : 7.82%
Banco de Credito del Peru 144A	2.25%	10-25-2019	$1,500,000	$1,486,875
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,852,024
BNP Paribas SA	2.38	9-14-2017	1,300,000	1,308,671
BPCE SA	1.61	7-25-2017	3,000,000	2,996,109
Canadian Imperial Bank of Commerce	1.60	9-6-2019	2,085,000	2,063,908
Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,728,666
Credit Suisse	6.00	2-15-2018	1,500,000	1,561,734
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,084,340
Danske Bank 144A «	1.65	9-6-2019	3,000,000	2,957,649
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,814,584
ING Bank NV 144A	1.80	3-16-2018	3,000,000	2,998,284
Lloyds Bank plc	2.00	8-17-2018	1,000,000	1,003,656
Macquarie Bank Limited 144A «	2.85	7-29-2020	3,000,000	3,019,602
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	3,007,200
Santander UK plc	2.50	3-14-2019	2,750,000	2,763,926
Svenska Handelsbanken AB	1.50	9-6-2019	2,605,000	2,562,898
Toronto Dominion Bank	1.45	9-6-2018	3,385,000	3,370,776
				41,580,902

Capital Markets : 0.97%
BP Capital Markets plc	2.11	9-16-2021	3,000,000	2,933,214
Brookfield Asset Management Incorporated	5.80	4-25-2017	2,195,000	2,229,685
				5,162,899

Consumer Finance : 0.55%
Corporation Andina De Fomento	2.13	9-27-2021	3,000,000	2,923,500

Diversified Financial Services : 1.54%
AerCap Ireland Capital Limited	2.75	5-15-2017	3,470,000	3,478,675
Deutsche Bank AG (London)	6.00	9-1-2017	1,700,000	1,740,907
Shell International Finance BV	2.13	5-11-2020	3,000,000	2,988,867
				8,208,449

Insurance : 0.56%
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,991,051

Health Care : 1.08%

Pharmaceuticals : 1.08%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,017,835
Perrigo Company plc	2.30	11-8-2018	2,710,000	2,712,740
				5,730,575

Industrials : 0.88%

Industrial Conglomerates : 0.53%
Koninklijke Philips Electronics NV	5.75	3-11-2018	2,700,000	2,831,239

Transportation Infrastructure : 0.35%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,873,742

Information Technology : 0.57%

Semiconductors & Semiconductor Equipment : 0.57%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,024,869

Real Estate : 1.14%

Real Estate Management & Development : 1.14%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,043,324

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Korea Land & Housing Corporation 144A		1.88%	8-2-2017	$2,000,000	$2,000,812

					6,044,136

Utilities : 1.13%

Independent Power & Renewable Electricity Producers : 0.56%
TransAlta Corporation		1.90	6-3-2017	3,000,000	2,994,915

Multi-Utilities : 0.57%
Korea Western Power Company 144A		3.13	5-10-2017	3,000,000	3,018,581

Total Yankee Corporate Bonds and Notes (Cost $109,066,905)					108,815,847

Yankee Government Bonds : 0.49%
Saudi Arabia 144A		2.38	10-26-2021	2,660,000	2,591,000

Total Yankee Government Bonds (Cost $2,634,079)					2,591,000

		Yield		Shares
Short-Term Investments : 4.36%

Investment Companies : 4.24%

Securities Lending Cash Investment LLC (l)(r)(u)		0.65		2,774,723	2,775,000
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31		19,824,715	19,824,715
					22,599,715

				Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill #(z)		0.14	12-15-2016	$625,000	624,964

Total Short-Term Investments (Cost $23,224,632)					23,224,679

Total investments in securities (Cost $539,836,896) *	101.35%				539,283,227
Other assets and liabilities, net	(1.35)				(7,194,428)

Total net assets	100.00%				$532,088,799

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(i)	Illiquid security
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

9

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Bond Fund

(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $539,836,896 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,172,439
Gross unrealized losses	(2,726,108)

Net unrealized losses	$(553,669)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
REIT	Real estate investment trust
SPA	Standby purchase agreement

10

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$48,919,909	$0	$48,919,909
Asset-backed securities	0	45,341,402	0	45,341,402
Corporate bonds and notes	0	196,634,345	0	196,634,345
Municipal obligations	0	36,485,684	0	36,485,684
Non-agency mortgage-backed securities	0	75,917,035	0	75,917,035

Preferred stocks
Financials	0	0	1,353,326	1,353,326
Yankee corporate bonds and notes	0	108,815,847	0	108,815,847
Yankee government bonds	0	2,591,000	0	2,591,000
Short-term investments
Investment companies	19,824,715	0	0	19,824,715
U.S. Treasury securities	624,964	0	0	624,964
Investments measured at net asset value *				2,775,000

	20,449,679	514,705,222	1,353,326	539,283,227
Futures contracts	69,469	0	0	69,469

Total assets	$20,519,148	$514,705,222	$1,353,326	$539,352,696

Liabilities
Futures contracts	$72,292	$0	$0	$72,292

Total liabilities	$72,292	$0	$0	$72,292

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,775,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains (losses)
3-31-2017	JPMorgan	989 Long	2-Year U.S. Treasury Notes	$214,427,563	$(61,957)
3-31-2017	JPMorgan	247 Short	5-Year U.S. Treasury Notes	29,107,406	59,883

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 61.77%

Consumer Discretionary : 23.27%

Auto Components : 1.86%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$13,000,000	$13,260,000
American Axle & Manufacturing Incorporated	7.75	11-15-2019	4,080,000	4,518,600
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	2,568,000	2,856,900
The Goodyear Tire & Rubber Company	7.00	5-15-2022	5,505,000	5,773,369

				26,408,869

Diversified Consumer Services : 1.89%
Avis Budget Car Rental LLC ±	3.68	12-1-2017	11,611,000	11,596,486
Hertz Corporation	6.75	4-15-2019	1,008,000	1,015,237
Service Corporation International	5.38	1-15-2022	13,800,000	14,283,000

				26,894,723

Hotels, Restaurants & Leisure : 4.08%
GLP Capital LP/GLP Financing II Incorporated	4.38	11-1-2018	3,370,000	3,487,950
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	7,369,000	7,737,450
Hilton Worldwide Finance LLC	5.63	10-15-2021	12,870,000	13,287,953
International Game Technology	7.50	6-15-2019	6,720,000	7,341,600
MGM Resorts International	8.63	2-1-2019	9,365,000	10,395,150
NCL Corporation Limited 144A	5.25	11-15-2019	15,620,000	15,854,300

				58,104,403

Household Durables : 2.84%
CalAtlantic Group Incorporated	6.63	5-1-2020	2,485,000	2,727,288
CalAtlantic Group Incorporated	8.38	5-15-2018	500,000	542,500
DR Horton Incorporated	3.63	2-15-2018	3,930,000	3,979,125
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,143,775
KB Home	4.75	5-15-2019	7,835,000	7,932,938
Lennar Corporation	4.13	12-1-2018	12,870,000	13,095,225
Lennar Corporation	4.75	12-15-2017	600,000	611,400
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,418,325

				40,450,576

Media : 8.60%
CCO Holdings LLC	6.63	1-31-2022	18,965,000	19,699,894
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,481,700
DISH DBS Corporation	4.25	4-1-2018	16,205,000	16,529,100
LIN Television Corporation	6.38	1-15-2021	4,020,000	4,160,700
Mediacom LLC/Mediacom Capital Corporation	7.25	2-15-2022	10,220,000	10,577,700
National CineMedia LLC	6.00	4-15-2022	14,525,000	14,960,750
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	12,080,000	12,442,400
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,695,000
Starz LLC/Starz Finance Corporation	5.00	9-15-2019	4,310,000	4,370,771
TEGNA Incorporated	5.13	10-15-2019	11,575,000	11,868,195
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,651,413

				122,437,623

Multiline Retail : 0.53%
Dollar Tree Incorporated	5.25	3-1-2020	7,305,000	7,542,413

Specialty Retail : 1.85%
Best Buy Company Incorporated	5.00	8-1-2018	8,880,000	9,305,796
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,101,625
Sally Beauty Holdings Incorporated	5.75	6-1-2022	13,450,000	13,937,563

				26,344,984

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods : 1.62%
Levi Strauss & Company	6.88%	5-1-2022	$8,000,000	$8,400,000
The William Carter Company	5.25	8-15-2021	14,110,000	14,617,960

				23,017,960

Consumer Staples : 3.07%

Beverages : 1.07%
Cott Beverages Incorporated	6.75	1-1-2020	14,645,000	15,157,575

Food Products : 2.00%
B&G Foods Incorporated	4.63	6-1-2021	14,070,000	14,351,400
Post Holdings Incorporated 144A	6.75	12-1-2021	13,300,000	14,164,500

				28,515,900

Energy : 5.00%

Energy Equipment & Services : 1.27%
NGPL PipeCo LLC 144A	7.12	12-15-2017	17,465,000	18,119,938

Oil, Gas & Consumable Fuels : 3.73%
Crestwood Midstream Partners LP	6.00	12-15-2020	3,735,000	3,800,363
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,366,417
Kinder Morgan Incorporated	7.00	6-15-2017	5,300,000	5,440,614
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	17,620,000	18,324,800
Sabine Pass Liquefaction LLC	5.63	2-1-2021	7,820,000	8,308,750
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,065,000
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,732,126

				53,038,070

Financials : 5.06%

Banks : 1.57%
CIT Group Incorporated	4.25	8-15-2017	17,570,000	17,838,470
CIT Group Incorporated	5.00	5-15-2017	135,000	136,519
CIT Group Incorporated	5.25	3-15-2018	4,185,000	4,328,211

				22,303,200

Consumer Finance : 3.49%
Ally Financial Incorporated	3.75	11-18-2019	5,050,000	5,055,656
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	9,559,375
Ally Financial Incorporated	6.25	12-1-2017	2,850,000	2,949,750
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	6,745,000	6,873,600
Navient Corporation	4.63	9-25-2017	870,000	883,050
Navient Corporation	8.45	6-15-2018	12,440,000	13,404,100
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,724,518
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,195,625

				49,645,674

Health Care : 4.30%

Health Care Providers & Services : 4.02%
Centene Corporation	5.63	2-15-2021	15,710,000	16,181,300
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,834,000	13,154,850
HCA Incorporated	8.00	10-1-2018	6,610,000	7,171,850
HCA Incorporated	3.75	3-15-2019	4,030,000	4,128,735
Tenet Healthcare Corporation	6.25	11-1-2018	15,945,000	16,622,663

				57,259,398

Life Sciences Tools & Services : 0.28%
inVentiv Health Incorporated 144A	9.00	1-15-2018	3,960,000	3,989,997

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 9.69%

Aerospace & Defense : 2.18%
Alcoa Incorporated	6.75%	7-15-2018	$9,575,000	$10,185,406
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	5,225,000	5,434,000
L-3 Communications Corporation	5.20	10-15-2019	14,300,000	15,371,342

				30,990,748

Airlines : 1.74%
American Airlines Group Incorporated	6.13	6-1-2018	10,000,000	10,337,500
United Continental Holdings Incorporated	6.38	6-1-2018	10,965,000	11,348,775
US Airways Incorporated Series B (i)	8.50	10-22-2018	2,952,178	3,018,602

				24,704,877

Building Products : 1.05%
USG Corporation	8.75	1-15-2018	14,150,000	14,928,250

Commercial Services & Supplies : 1.31%
ACCO Brands Corporation	6.75	4-30-2020	14,595,000	15,288,263
Clean Harbors Incorporated	5.13	6-1-2021	3,360,000	3,435,600

				18,723,863

Machinery : 1.19%
Case New Holland Industrial Incorporated	7.88	12-1-2017	16,095,000	16,961,877

Trading Companies & Distributors : 2.22%
Aircastle Limited	4.63	12-15-2018	13,060,000	13,631,375
Ashtead Capital Incorporated 144A	6.50	7-15-2022	14,585,000	15,259,556
International Lease Finance Corporation	6.25	5-15-2019	2,500,000	2,681,250

				31,572,181

Information Technology : 2.16%

Communications Equipment : 0.56%
ViaSat Incorporated	6.88	6-15-2020	7,690,000	7,935,119

Internet Software & Services : 1.05%
IAC/InterActiveCorp	4.88	11-30-2018	14,804,000	15,026,060

Technology Hardware, Storage & Peripherals : 0.55%
EMC Corporation	1.88	6-1-2018	7,890,000	7,774,175

Materials : 2.24%

Construction Materials : 0.10%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,363,038

Containers & Packaging : 1.44%
Greif Incorporated	6.75	2-1-2017	4,470,000	4,497,938
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	9,956,350
Reynolds Group Holdings	5.75	10-15-2020	5,920,000	6,090,200

				20,544,488

Metals & Mining : 0.70%
Steel Dynamics Incorporated	6.13	8-15-2019	9,690,000	10,019,460

Real Estate : 2.89%

Equity REITs : 2.32%
Equinix Incorporated	5.38	1-1-2022	13,715,000	14,297,888
Iron Mountain Incorporated 144A	6.00	10-1-2020	15,075,000	15,866,438
VEREIT Operating Partnership LP	3.00	2-6-2019	1,225,000	1,222,305

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
VEREIT Operating Partnership LP	4.13%	6-1-2021	$1,625,000	$1,665,625

				33,052,256

Real Estate Management & Development : 0.57%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	7,925,000	8,103,313

Telecommunication Services : 4.09%

Diversified Telecommunication Services : 1.49%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	10,532,863
Frontier Communications Corporation	8.13	10-1-2018	8,940,000	9,532,811
Hughes Satellite Systems Corporation	6.50	6-15-2019	1,100,000	1,182,500

				21,248,174

Wireless Telecommunication Services : 2.60%
Sprint Communications Incorporated 144A	9.00	11-15-2018	17,975,000	19,727,563
Sprint Spectrum LP 144A	3.36	3-20-2023	1,620,000	1,624,050
T-Mobile USA Incorporated	6.25	4-1-2021	5,920,000	6,171,600
T-Mobile USA Incorporated	6.46	4-28-2019	9,270,000	9,420,638

				36,943,851

Total Corporate Bonds and Notes (Cost $880,835,555)				879,123,033

Loans : 26.45%

Consumer Discretionary : 3.88%

Auto Components : 0.55%
Allison Transmission Incorporated ±	3.25	9-23-2022	7,795,665	7,860,992

Automobiles : 0.32%
FCA US LLC ±	3.50	5-24-2017	4,492,690	4,496,195

Hotels, Restaurants & Leisure : 0.63%
Aramark Corporation ±	3.28	9-7-2019	8,816,542	8,882,666

Household Products : 1.31%
Michaels Stores Incorporated ±	3.75	1-27-2023	18,526,663	18,654,126

Media : 1.07%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	15,187,695	15,268,342

Consumer Staples : 0.71%

Food Products : 0.71%
Pinnacle Foods Finance LLC ±	3.39	4-29-2020	10,066,631	10,106,897

Financials : 0.70%

Diversified Financial Services : 0.70%
Delos Finance SARL ±	3.59	3-6-2021	9,865,000	9,919,652

Health Care : 2.75%

Health Care Equipment & Supplies : 0.51%
Prestige Brands Incorporated ±	3.50	9-3-2021	7,147,549	7,190,720

Health Care Providers & Services : 2.24%
Community Health Systems Incorporated ±	3.75	12-31-2019	2,369,240	2,237,250
Community Health Systems Incorporated ±	4.00	1-27-2021	4,359,338	4,115,215
Community Health Systems Incorporated ±	4.16	12-31-2018	8,843,672	8,560,233

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
HCA Incorporated ±	3.86%	3-17-2023	$7,186,089	$7,243,003
Select Medical Corporation ±	6.00	6-1-2018	9,766,509	9,786,824

				31,942,525

Industrials : 4.92%

Aerospace & Defense : 2.02%
DigitalGlobe Incorporated ±	4.75	1-31-2020	11,124,104	11,186,733
TransDigm Incorporated ±	3.75	5-14-2022	763,310	765,539
TransDigm Incorporated ±	3.82	2-28-2020	16,703,496	16,735,734

				28,688,006

Airlines : 0.78%
Delta Air Lines Incorporated ±	3.25	8-24-2022	11,018,700	11,099,357

Commercial Services & Supplies : 2.12%
KAR Auction Services Incorporated ±	4.06	3-9-2021	13,957,049	14,032,696
Sensata Technologies BV ±	3.00	10-14-2021	3,776,777	3,791,733
ServiceMaster Company ±	3.11	11-3-2023	12,385,000	12,356,638

				30,181,067

Information Technology : 4.39%

Communications Equipment : 0.51%
CommScope Incorporated ±	3.25	12-29-2022	7,213,568	7,276,687

Internet Software & Services : 1.56%
Ancestry.com Incorporated ±	5.25	10-19-2023	7,440,000	7,452,425
Zayo Group LLC ±	3.75	5-6-2021	14,779,513	14,820,600

				22,273,025

IT Services : 0.92%
First Data Corporation ±	4.33	7-8-2022	13,061,348	13,117,642

Semiconductors & Semiconductor Equipment : 1.40%
Avago Technologies ±	3.54	2-1-2023	11,440,813	11,545,726
Micron Technology Incorporated ±<	4.36	4-26-2022	3,135,000	3,168,043
NXP Semiconductors NV ±	3.41	12-7-2020	5,148,053	5,161,747

				19,875,516

Materials : 4.91%

Chemicals : 2.16%
Huntsman International LLC ±	3.75	4-1-2023	10,925,400	10,973,253
Ineos US Finance LLC ±	3.75	12-15-2020	19,798,288	19,833,727

				30,806,980

Containers & Packaging : 1.83%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	15,554,081	15,594,677
Reynolds Group Holdings Incorporated ±	4.25	2-5-2023	10,413,215	10,464,032

				26,058,709

Metals & Mining : 0.92%
Novelis Incorporated ±	4.00	6-2-2022	12,997,848	13,020,204

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 1.12%

Equity REITs : 1.12%
MGM Growth Properties LLC ±	3.50%	4-25-2023	$15,934,464	$16,000,910

Telecommunication Services : 2.14%

Diversified Telecommunication Services : 1.13%
Level 3 Financing Incorporated ±	3.50	5-31-2022	7,610,000	7,662,357
Level 3 Financing Incorporated ±	4.00	1-15-2020	8,300,000	8,362,250

				16,024,607

Wireless Telecommunication Services : 1.01%
SBA Communications Corporation ±	3.34	3-24-2021	13,426,061	13,436,533
T-Mobile USA Incorporated ±	3.50	11-9-2022	992,500	1,001,700

				14,438,233

Utilities : 0.93%

Independent Power & Renewable Electricity Producers : 0.93%
Calpine Corporation ±	3.59	5-27-2022	13,151,705	13,174,720

Total Loans (Cost $375,788,363)				376,357,778

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 (i)±	3.40	4-25-2024	34,455	29,961

Total Non-Agency Mortgage-Backed Securities (Cost $34,122)				29,961

Yankee Corporate Bonds and Notes : 6.86%

Consumer Discretionary : 1.11%
Automobiles : 0.95%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,499,700

Media : 0.16%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	2,000,000	2,278,816

Consumer Staples : 1.17%

Food & Staples Retailing : 1.17%
Tesco plc 144A	5.50	11-15-2017	16,180,000	16,645,628

Financials : 1.76%

Banks : 1.41%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	12,170,000	12,656,800
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,369,212

				20,026,012

Diversified Financial Services : 0.35%
AerCap Ireland Capital Limited	2.75	5-15-2017	4,955,000	4,967,388

Health Care : 1.01%

Pharmaceuticals : 1.01%
Mallinckrodt International Finance SA	3.50	4-15-2018	14,520,000	14,447,400

Information Technology : 0.74%
Communications Equipment : 0.74%
Nokia Corporation	5.38	5-15-2019	10,120,000	10,600,700

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Materials : 1.07%
Containers & Packaging : 1.07%
Ardagh Packaging Finance plc ±144A		3.85%	12-15-2019	$14,935,000	$15,196,353

Total Yankee Corporate Bonds and Notes (Cost $97,183,519)					97,661,997

		Yield		Shares
Short-Term Investments : 5.50%

Investment Companies : 5.50%
Securities Lending Cash Investment LLC (l)(r)(u)		0.65		12,336,229	12,337,463
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.31		65,977,422	65,977,422

Total Short-Term Investments (Cost $78,314,287)					78,314,885

Total investments in securities (Cost $1,432,155,846) *	100.58%				1,431,487,654
Other assets and liabilities, net	(0.58)				(8,301,926)

Total net assets	100.00%				$1,423,185,728

«	All or a portion of this security is on loan.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
*	Cost for federal income tax purposes is $1,432,156,997 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,254,512
Gross unrealized losses	(5,923,855)

Net unrealized losses	$(669,343)

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

7

Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2016, the Fund had unfunded loan commitments of $2,370,563.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Corporate bonds and notes	$0	$879,123,033	$0	$879,123,033
Loans	0	365,384,525	10,973,253	376,357,778
Non-agency mortgage-backed securities	0	29,961	0	29,961
Yankee corporate bonds and notes	0	97,661,997	0	97,661,997
Short-term investments
Investment companies	65,977,422	0	0	65,977,422
Investments measured at net asset value *				12,337,463

Total assets	$65,977,422	$1,342,199,516	$10,973,253	$1,431,487,654

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $12,337,463 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 10.09%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$2,271,680	$2,252,489
FHLMC ±	2.64	4-1-2038	1,359,984	1,432,779
FHLMC ±	2.75	11-1-2035	4,264,261	4,515,389
FHLMC ±	2.75	9-1-2038	2,509,050	2,653,067
FHLMC ±	2.76	3-1-2035	1,186,601	1,251,817
FHLMC ±	2.77	4-1-2032	106,219	111,761
FHLMC ±	2.77	5-1-2035	612,414	644,755
FHLMC ±	2.77	10-1-2038	1,396,995	1,471,800
FHLMC ±	2.78	6-1-2032	5,706	5,991
FHLMC ±	2.83	1-1-2029	65,910	66,401
FHLMC ±	3.00	7-1-2029	2,656	2,762
FHLMC ±	3.06	10-1-2031	70,879	71,301
FHLMC	4.50	2-1-2020	910,827	936,238
FHLMC	4.50	8-1-2020	527,966	549,382
FHLMC	4.50	1-1-2022	448,190	469,383
FHLMC	4.50	6-1-2024	2,060,879	2,191,387
FHLMC	4.50	9-1-2026	3,716,797	3,960,679
FHLMC	5.00	12-1-2019	1,189,933	1,242,072
FHLMC	5.50	8-1-2018	191,524	195,503
FHLMC	5.50	12-1-2022	958,556	1,033,036
FHLMC	5.50	12-1-2023	1,043,399	1,123,596
FHLMC	6.00	5-1-2017	19,998	20,090
FHLMC	6.00	10-1-2021	1,528,418	1,634,177
FHLMC	6.00	10-1-2021	1,716,725	1,841,057
FHLMC	6.00	1-1-2024	1,135,017	1,220,820
FHLMC	7.00	6-1-2031	335,576	373,411
FHLMC	9.00	12-1-2016	341	341
FHLMC	9.00	8-1-2018	4,837	4,871
FHLMC	9.00	10-1-2019	24,147	25,643
FHLMC	9.50	12-1-2016	33	33
FHLMC	9.50	5-1-2020	74	75
FHLMC	9.50	9-1-2020	57,719	61,877
FHLMC	9.50	12-1-2022	55,789	59,419
FHLMC	10.00	11-17-2021	14,746	14,860
FHLMC	10.50	5-1-2020	57,092	61,553
FHLMC Series 2495 Class UJ	3.50	7-15-2032	2,617	2,620
FHLMC Series 2530 Class BH	5.00	11-15-2017	301,285	305,177
FHLMC Series 2617 Class GR	4.50	5-15-2018	134,489	136,752
FHLMC Series 2704 Class BH	4.50	11-15-2023	774,413	824,978
FHLMC Series 2707 Class QE	4.50	11-15-2018	358,031	366,304
FHLMC Series 2843 Class BC	5.00	8-15-2019	413,350	424,195
FHLMC Series 2849 Class B	5.00	8-15-2019	762,390	783,825
FHLMC Series 2855 Class WN	4.00	9-15-2019	159,328	162,778
FHLMC Series 2864 Class NB	5.50	7-15-2033	738,492	760,346
FHLMC Series 2881 Class AE	5.00	8-15-2034	465,644	490,556
FHLMC Series 2896 Class CB	4.50	11-15-2019	614,056	631,585
FHLMC Series 2953 Class LD	5.00	12-15-2034	350,582	364,976
FHLMC Series 2963 Class BP	5.00	9-15-2034	12,519	12,518
FHLMC Series 3166 Class AC	5.00	6-15-2021	6,065,939	6,331,836
FHLMC Series 3266 Class D	5.00	1-15-2022	1,279,647	1,317,775
FHLMC Series 3346 Class FA ±	0.77	2-15-2019	7,119,135	7,108,197
FHLMC Series 3501 Class AC	4.00	8-15-2023	187,148	188,117
FHLMC Series 3574 Class EA	3.00	9-15-2021	143,089	144,478
FHLMC Series 3589 Class CA	4.00	10-15-2021	31,640	31,648
FHLMC Series 3609 Class LA	4.00	12-15-2024	362,860	370,932
FHLMC Series 3619 Class EB	3.50	5-15-2024	168,098	170,757
FHLMC Series 3706 Class AB	3.50	7-15-2020	245,676	246,413
FHLMC Series 3772 Class HC	3.00	10-15-2018	397,130	401,964
FHLMC Series 3780 Class DG	3.00	10-15-2027	126,180	126,393
FHLMC Series 3780 Class GX	3.50	9-15-2028	1,711,675	1,738,512
FHLMC Series 3784 Class DA	4.00	7-15-2025	134,621	136,524
FHLMC Series 3821 Class LA	3.50	4-15-2025	479,718	489,387
FHLMC Series 3834 Class EA	3.50	6-15-2029	537,502	554,628
FHLMC Series 3842 Class CJ	2.00	9-15-2018	131,711	132,292
FHLMC Series 3878 Class JA	3.50	1-15-2025	142,024	143,176
FHLMC Series 3888 Class NA	2.25	1-15-2040	3,322,776	3,337,476
FHLMC Series 3898 Class NE	4.00	7-15-2040	551,206	563,652
FHLMC Series 4318 Class LC	2.00	6-15-2038	1,208,627	1,208,526

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 4348 Class MH	3.00%	6-15-2039	$3,857,655	$3,947,626
FHLMC Series K003 Class AAB	4.77	5-25-2018	544,197	556,448
FHLMC Series T-42 Class A6	9.50	2-25-2042	769,825	940,299
FNMA	1.77	9-1-2019	1,120,505	1,122,943
FNMA	2.00	4-1-2023	6,911,474	6,920,408
FNMA	2.14	4-1-2019	862,454	871,642
FNMA ±	2.27	10-1-2031	135,007	138,635
FNMA ±	2.48	1-1-2023	12,993	13,005
FNMA ±	2.49	12-1-2034	937,715	986,335
FNMA ±	2.50	9-1-2037	780,876	802,034
FNMA ±	2.64	5-1-2032	19,659	20,686
FNMA ±	2.70	11-1-2031	68,702	72,007
FNMA ±	2.70	4-1-2038	3,031,545	3,195,755
FNMA ±	2.71	2-1-2035	1,635,286	1,724,579
FNMA ±	2.72	11-1-2032	1,059,020	1,114,798
FNMA ±	2.73	7-1-2038	2,445,870	2,585,650
FNMA ±	2.76	11-1-2033	3,250,903	3,438,306
FNMA ±	2.76	12-1-2040	410,244	434,335
FNMA ±	2.77	8-1-2036	3,811,596	4,036,920
FNMA ±	2.78	8-1-2045	1,185,729	1,250,804
FNMA ±	2.81	5-1-2036	1,174,405	1,244,201
FNMA ±	2.82	6-1-2032	126,288	132,252
FNMA ±	2.83	6-1-2034	1,585,065	1,672,726
FNMA ±	2.83	11-1-2034	1,664,291	1,759,804
FNMA ±	2.85	5-1-2036	1,338,172	1,410,693
FNMA ±	2.95	2-1-2033	408,390	429,889
FNMA %%	3.00	12-16-2031	610,000	626,966
FNMA ±	3.00	9-1-2040	4,819,041	5,104,894
FNMA	3.18	12-1-2017	4,238,945	4,240,318
FNMA	3.19	12-1-2017	3,537,131	3,563,942
FNMA ±	4.01	4-1-2033	2,427	2,522
FNMA ±	4.08	7-1-2033	60,944	61,769
FNMA	4.50	6-1-2019	119,543	122,993
FNMA	4.50	1-1-2027	3,982,417	4,239,193
FNMA	5.00	6-1-2024	4,247,971	4,533,184
FNMA	5.14	1-1-2018	412,631	423,313
FNMA	5.23	7-1-2018	731,038	743,042
FNMA	5.29	6-1-2018	166,715	173,032
FNMA	6.00	4-1-2021	398,495	416,822
FNMA	6.50	8-1-2031	519,358	591,229
FNMA	8.33	7-15-2020	19,095	20,368
FNMA	8.50	7-1-2017	17,596	17,696
FNMA	9.00	2-15-2020	66,900	72,495
FNMA	9.00	10-15-2021	29,113	31,480
FNMA	9.00	6-1-2024	40,687	43,504
FNMA	9.50	12-1-2020	45,436	48,722
FNMA	9.50	3-1-2021	1,352	1,365
FNMA	10.00	3-20-2018	3,689	3,741
FNMA	10.25	9-1-2021	34,871	35,579
FNMA	10.50	8-1-2020	2,889	3,052
FNMA	10.50	4-1-2022	13,110	13,261
FNMA Series 1988-4 Class Z	9.25	3-25-2018	8,167	8,322
FNMA Series 1988-9 Class Z	9.45	4-25-2018	4,073	4,160
FNMA Series 1989-30 Class Z	9.50	6-25-2019	41,357	43,767
FNMA Series 1989-49 Class E	9.30	8-25-2019	2,849	2,977
FNMA Series 1990-111 Class Z	8.75	9-25-2020	9,941	10,779
FNMA Series 1990-119 Class J	9.00	10-25-2020	37,336	40,587
FNMA Series 1990-124 Class Z	9.00	10-25-2020	13,580	14,716
FNMA Series 1990-21 Class Z	9.00	3-25-2020	70,812	76,441
FNMA Series 1990-27 Class Z	9.00	3-25-2020	35,139	38,379
FNMA Series 1990-30 Class D	9.75	3-25-2020	10,357	11,337
FNMA Series 1990-77 Class D	9.00	6-25-2020	24,416	26,539
FNMA Series 1991-132 Class Z	8.00	10-25-2021	80,697	89,190
FNMA Series 1992-71 Class X	8.25	5-25-2022	41,732	47,069
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	451,948	532,441
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	929,994	1,053,658
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	809,264	1,008,384
FNMA Series 2002-94 Class BK	5.50	1-25-2018	35,797	35,872
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,042,275	1,253,073

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-W04 Class A6 ±	3.64%	5-25-2042	$951,278	$988,886
FNMA Series 2003-125 Class AY	4.00	12-25-2018	739,065	752,265
FNMA Series 2003-129 Class AP	4.00	1-25-2019	42,407	42,582
FNMA Series 2003-15 Class CN	5.00	3-25-2018	102,019	103,704
FNMA Series 2003-35 Class BC	5.00	5-25-2018	210,316	213,690
FNMA Series 2003-35 Class ME	5.00	5-25-2018	108,426	110,488
FNMA Series 2003-92 Class PE	4.50	9-25-2018	316,522	325,546
FNMA Series 2003-W11 Class A1 ±	4.22	6-25-2033	40,820	42,700
FNMA Series 2003-W3 Class 1A4 ±	3.59	8-25-2042	46,635	49,221
FNMA Series 2004-10 Class FA ±	0.93	2-25-2034	1,002,315	1,005,231
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	1,068,614	1,094,671
FNMA Series 2004-32 Class AY	4.00	5-25-2019	59,754	61,233
FNMA Series 2004-92 Class QY	4.50	8-25-2034	412,231	422,518
FNMA Series 2007-W2 Class 1A1 ±	0.90	3-25-2037	716,041	716,407
FNMA Series 2008-76 Class GF ±	1.24	9-25-2023	284,301	284,576
FNMA Series 2008-81 Class LK	5.00	9-25-2023	164,581	168,385
FNMA Series 2009-31 Class B	4.00	5-25-2024	3,865,979	4,022,706
FNMA Series 2009-76 Class HA	4.00	1-25-2019	85,570	86,200
FNMA Series 2010-115 Class NC	2.75	1-25-2039	1,559,538	1,590,548
FNMA Series 2010-153 Class AB	2.00	11-25-2018	465,613	467,617
FNMA Series 2010-153 Class BG	2.50	11-25-2018	455,570	458,508
FNMA Series 2010-25 Class ND	3.50	3-25-2025	213,818	218,510
FNMA Series 2010-39 Class PD	3.00	6-25-2038	23,327	23,330
FNMA Series 2010-39 Class VY	4.50	3-25-2025	96,505	96,408
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	508,544	520,148
FNMA Series 2011-122 Class A	3.00	12-25-2025	313,032	318,931
FNMA Series 2011-129 Class LG	3.00	3-25-2037	313,301	316,249
FNMA Series 2011-33 Class GA	3.50	10-25-2028	703,093	713,526
FNMA Series 2011-35 Class PA	4.00	2-25-2039	73,766	73,935
FNMA Series 2011-39 Class DA	3.50	7-25-2024	64,858	64,880
FNMA Series 2011-40 Class CA	3.50	12-25-2028	2,192,987	2,245,814
FNMA Series 2011-42 Class A	3.00	2-25-2024	2,678,433	2,723,155
FNMA Series 2011-56 Class AC	2.00	7-25-2018	91,668	91,884
FNMA Series 2011-99 Class AB	4.00	12-25-2038	111,946	112,823
FNMA Series 2012-72 Class QE	3.00	1-25-2038	937,487	960,744
FNMA Series 2012-94 Class E	3.00	6-25-2022	86,832	88,482
FNMA Series 2013-M12 Class A	1.53	10-25-2017	260,083	260,580
FNMA Series 2014-19 Class HA	2.00	6-25-2040	1,540,649	1,527,342
GNMA	7.00	6-15-2033	518,392	625,576
GNMA	9.00	11-15-2017	2,784	2,794
GNMA	9.50	11-15-2017	1,091	1,096
GNMA	10.00	10-20-2017	1,807	1,815
GNMA Series 2008-36 Class GA	4.25	10-16-2022	46,065	46,039
GNMA Series 2009-122 Class AC	4.00	3-16-2023	254,358	257,517
GNMA Series 2010-27 Class AK	4.00	2-16-2023	467,738	471,989
GNMA Series 2010-43 Class JA	3.00	9-20-2037	107,945	108,408
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	66,883	67,352
GNMA Series 2012-57 Class LG	1.50	3-16-2035	703,191	703,130
GNMA Series 2016-H19 Class FE ±	0.90	6-20-2061	6,560,189	6,539,184

Total Agency Securities (Cost $163,552,884)				163,953,384

Asset-Backed Securities : 13.63%
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	1,859,758	1,859,329
Ally Auto Receivables Trust Series 2015-1 Class A3	1.21	12-20-2017	2,955,270	2,955,578
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	3,214,908	3,214,950
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	7,250,000	7,219,781
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	7,804,214	7,802,486
BMW Vehicle Lease Trust Series 2016-2 Class A2	1.23	1-22-2019	12,420,000	12,426,416
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	3,085,216	3,084,554
Ford Credit Auto Lease Trust Series 2015-A Class A2A	0.79	12-15-2017	603,473	603,430
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	6,807,498	6,806,515
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	8,682,143	8,697,466
GM Financial Automobile Leasing Trust Series 2015-1 Class A3	1.53	9-20-2018	10,876,000	10,893,056
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	5,496,185	5,495,979
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	3,770,000	3,769,363
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3	1.41	6-15-2020	2,830,000	2,834,299
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.09	6-15-2019	5,220,000	5,219,354

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92%	11-20-2017	$2,351,648	$2,351,194
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	5,680,000	5,680,191
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	2,980,472	2,979,739
Hyundai Auto Lease Securitization Trust Series 2016-C Class A2 144A	1.30	3-15-2019	9,000,000	8,997,329
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	2,880,202	2,878,071
Hyundai Auto Receivables Trust Series 2016-B Class A2	1.34	10-15-2019	13,090,000	13,075,121
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	5,710,000	5,703,972
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2	1.25	1-15-2019	5,000,000	4,994,378
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A	0.82	6-15-2018	5,459,053	5,455,857
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A2A	1.11	3-15-2019	5,725,000	5,724,026
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	10,870,000	10,874,903
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	6,789,913	6,793,595
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	7,000,000	7,001,423
Nissan Auto Lease Trust Series 2016-B Class A2A	1.45	12-17-2018	4,255,000	4,252,538
Porsche Innovative Lease Owner Trust Series 2014-1 Class A4 144A	1.26	9-21-2020	11,043,000	11,045,689
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	295,672	295,621
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.99	7-25-2025	1,335,438	1,331,741
Toyota Auto Receivables Owner Trust Series 2016-A Class AA2	1.03	7-16-2018	5,284,974	5,284,766
Toyota Auto Receivables Owner Trust Series 2016-D Class A2A	1.06	5-15-2019	11,310,000	11,298,088
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	136,491	136,458
Volvo Financial Equipment LLC Series 2015-1A Class A2 144A	0.95	11-15-2017	975,709	975,562
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	4,350,000	4,354,022
World Omni Auto Lease Securitization Trust Series 2016-A Class A2A	1.20	2-15-2019	2,200,000	2,197,592
World Omni Auto Receivables Trust Series 2015-A Class A2A	1.06	5-15-2018	6,348,015	6,345,910
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	8,535,000	8,519,702

Total Asset-Backed Securities (Cost $221,501,435)				221,430,044

Corporate Bonds and Notes : 32.85%

Consumer Discretionary : 0.97%

Media : 0.97%
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,762,612
Viacom Incorporated	2.20	4-1-2019	8,000,000	7,969,008

				15,731,620

Consumer Staples : 1.37%

Beverages : 0.56%
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	9,000,000	8,998,209

Food Products : 0.43%
Kraft Heinz Foods Company	1.60	6-30-2017	7,000,000	7,007,406
Tobacco : 0.38%
Altria Group Incorporated	9.70	11-10-2018	3,625,000	4,171,324
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	2,059,277

				6,230,601

Energy : 2.81%

Energy Equipment & Services : 0.32%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,153,960

Oil, Gas & Consumable Fuels : 2.49%
Anadarko Petroleum Corporation	6.38	9-15-2017	1,226,000	1,273,655
Chevron Corporation	1.56	5-16-2019	8,000,000	7,951,656
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,589,860
Enable Midstream Partner LP	2.40	5-15-2019	7,465,000	7,329,772
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	5,005,725
Kinder Morgan Incorporated	7.00	6-15-2017	4,574,000	4,695,353
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,141,630
Rockies Express Pipeline 144A	6.85	7-15-2018	802,000	842,100

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	7.25%	2-1-2017	$3,700,000	$3,731,535

				40,561,286

Financials : 15.84%

Banks : 4.72%
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,006,368
Bank of America Corporation	5.30	3-15-2017	5,915,000	5,980,065
Bank of America Corporation	5.70	5-2-2017	5,010,000	5,095,881
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,127,040
Discover Bank	2.60	11-13-2018	5,000,000	5,048,075
Fifth Third Bank	2.30	3-15-2019	4,470,000	4,500,611
HSBC Bank USA	6.00	8-9-2017	8,000,000	8,236,768
Huntington National Bank	2.20	11-6-2018	5,000,000	5,016,045
JPMorgan Chase Bank	1.45	9-21-2018	2,000,000	1,993,020
KeyBank Corporation	4.63	6-15-2018	7,730,000	7,967,187
PNC Bank	1.80	11-5-2018	5,000,000	5,006,685
PNC Bank	1.95	3-4-2019	2,500,000	2,505,863
Rabobank Nederland	1.38	8-9-2019	7,000,000	6,880,090
Santander Bank	8.75	5-30-2018	7,700,000	8,321,028

				76,684,726

Capital Markets : 2.69%
Bear Stearns Companies LLC	5.55	1-22-2017	10,785,000	10,847,014
Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	3,987,900
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,364,400
Morgan Stanley	1.88	1-5-2018	6,060,000	6,067,793
Morgan Stanley	2.20	12-7-2018	4,000,000	4,017,960
Morgan Stanley	2.45	2-1-2019	1,960,000	1,974,749
S&P Global Incorporated	2.50	8-15-2018	1,450,000	1,462,609
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	10,011,940

				43,734,365

Consumer Finance : 5.10%
Ally Financial Incorporated	3.25	11-5-2018	7,665,000	7,665,000
American Express	1.80	7-31-2018	8,000,000	8,010,704
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,948,022
Daimler Finance North America LLC 144A	1.60	8-3-2017	5,000,000	5,006,525
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	7,260,000	7,398,419
Discover Financial Services Company	6.45	6-12-2017	570,000	583,803
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	752,903
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	3,005,052
Ford Motor Credit Company LLC	2.94	1-8-2019	3,665,000	3,707,477
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,358,928
General Motors Financial Company	2.35	10-4-2019	3,000,000	2,948,763
General Motors Financial Company	2.40	4-10-2018	10,000,000	10,004,300
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,020,814
Hyundai Capital America Company 144A	2.40	10-30-2018	7,000,000	7,029,442
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	3,500,000	3,491,639
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	8,888,288

				82,820,079

Diversified Financial Services : 0.25%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,013,964

Insurance : 3.08%
American Financial Group Incorporated	9.88	6-15-2019	6,445,000	7,603,856
Berkshire Hathaway Finance Corporation	1.30	8-15-2019	5,000,000	4,937,605
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,107,231
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,304,241
Protective Life Global Funding 144A	1.56	9-13-2019	3,705,000	3,653,300
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	7,270,293
Reinsurance Group of America	5.63	3-15-2017	5,520,000	5,582,177

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Reliance Standard Life Insurance 144A	2.15%	10-15-2018	$7,610,000	$7,652,426

				50,111,129

Health Care : 2.45%

Biotechnology : 1.78%
AbbVie Incorporated	1.75	11-6-2017	8,712,000	8,768,820
Biogen Incorporated	6.88	3-1-2018	8,975,000	9,532,958
Celgene Corporation	2.13	8-15-2018	7,500,000	7,533,158
Gilead Sciences Incorporated	1.85	9-4-2018	3,000,000	3,013,677

				28,848,613

Health Care Providers & Services : 0.45%
UnitedHealth Group Incorporated	1.45	7-17-2017	3,625,000	3,634,055
UnitedHealth Group Incorporated	1.90	7-16-2018	3,625,000	3,643,796

				7,277,851

Pharmaceuticals : 0.22%
Mylan NV 144A	2.50	6-7-2019	3,640,000	3,622,666

Industrials : 1.93%

Aerospace & Defense : 0.38%
L-3 Communications Corporation	5.20	10-15-2019	5,742,000	6,172,185

Airlines : 0.64%
Delta Air Lines Incorporated Series B	9.75	6-17-2018	6,749,117	6,770,647
United Airlines Incorporated Series A	9.75	7-15-2018	1,110,815	1,123,434
US Airways Incorporated Series B (i)	8.50	10-22-2018	2,395,068	2,448,957

				10,343,038

Construction & Engineering : 0.13%
SBA Tower Trust 144A	3.60	4-15-2043	2,080,000	2,087,284

Machinery : 0.60%
CNH Capital LLC	3.25	2-1-2017	6,845,000	6,853,556
Stanley Black & Decker Incorporated	1.62	11-17-2018	3,000,000	2,984,439

				9,837,995

Transportation Infrastructure : 0.18%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,906,153

Information Technology : 1.25%

IT Services : 0.18%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	3,002,370

Semiconductors & Semiconductor Equipment : 0.62%
KLA-Tencor Corporation	2.38	11-1-2017	10,000,000	10,058,680

Technology Hardware, Storage & Peripherals : 0.45%
HP Enterprise Company 144A	2.45	10-5-2017	7,215,000	7,292,568

Materials : 0.95%

Chemicals : 0.35%
CF Industries Incorporated	6.88	5-1-2018	5,503,000	5,791,908

Construction Materials : 0.60%
Martin Marietta Material ±	1.94	6-30-2017	9,690,000	9,708,082

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 0.22%

Equity REITs : 0.22%
American Tower Corporation	7.25%	5-15-2019	$3,250,000	$3,582,787

Telecommunication Services : 2.40%

Diversified Telecommunication Services : 2.40%
Bellsouth Corporation 144A	4.40	4-26-2017	14,535,000	14,697,690
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,507,500
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,013,750
Clearwire Communications LLC 144A	14.75	12-1-2016	7,290,000	7,290,000
Verizon Communications Incorporated	1.35	6-9-2017	14,450,000	14,474,825

				38,983,765

Utilities : 2.66%

Electric Utilities : 1.37%
Eversource Energy	1.60	1-15-2018	5,000,000	4,994,730
Exelon Corporation	1.55	6-9-2017	10,000,000	10,001,470
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	7,275,000	7,307,512

				22,303,712

Multi-Utilities : 1.29%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,661,257
CenterPoint Energy Incorporated	6.50	5-1-2018	5,229,000	5,547,587
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,683,106
WEC Energy Group Incorporated	1.65	6-15-2018	8,000,000	7,997,899

				20,889,849

Total Corporate Bonds and Notes (Cost $534,256,454)				533,756,851

Municipal Obligations : 6.08%

Alabama : 0.05%
Jefferson County AL Taxable Warrants Series D (GO Revenue)	4.90	4-1-2017	880,000	882,059

California : 0.26%
Colton CA Pension Funding Taxable (GO Revenue, Ambac Insured)	5.65	8-1-2017	550,000	559,141
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,672,056

				4,231,197

Connecticut : 0.27%
Connecticut Series A (GO Revenue)	5.46	3-1-2019	4,260,000	4,455,406

Florida : 0.29%
Escambia County FL HFA Acts Retirement Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.64	11-15-2029	4,750,000	4,750,000

Illinois : 0.84%
Chicago IL Taxable Second Lien Series A2 (Water & Sewer Revenue)	1.68	11-1-2017	5,000,000	4,994,050
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	6,780,000	6,854,580
Illinois Finance Authority (GO Revenue)	5.67	3-1-2018	625,000	648,513
State of Illinois (GO Revenue)	4.35	6-1-2018	1,096,333	1,110,673

				13,607,816

Iowa : 0.89%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.79	4-1-2022	14,500,000	14,500,000

7

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 0.15%
Michigan Finance Authority Sub Series C-2 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.61%	11-1-2018	$1,000,000	$996,180
Michigan Finance Authority Sub Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.06	4-1-2018	1,000,000	996,490
Michigan Finance Authority Sub Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.27	4-1-2019	500,000	493,895

				2,486,565

New Jersey : 1.32%
Atlantic City NJ (GO Revenue, AGM Insured)	3.30	12-15-2016	1,600,000	1,600,880
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	10,001,200
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,758,000

				21,360,080

New York : 0.86%
New York City NY Adjusted Fiscal 2015 Subordinated Series F5 (GO Revenue, Barclays Bank plc LIQ) ø	0.57	6-1-2044	8,315,000	8,315,000
New York City NY Municipal Water Finance Second General Resolution Series (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.61	6-15-2049	5,625,000	5,625,000
				13,940,000

Tennessee : 0.68%
Baptist Memorial Health Care Corporation (GO Revenue)	1.25	12-8-2016	11,031,000	11,031,000

Wisconsin : 0.47%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	7,610,000	7,595,084

Total Municipal Obligations (Cost $98,736,776)				98,839,207

Non-Agency Mortgage-Backed Securities : 15.31%
Bank of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	340	339
Bank of America Commercial Mortgage Trust Series 2007-3 Class A1A ±	5.73	6-10-2049	888,767	897,693
Bank of America Funding Corporation Series 2016-R1 Class A1 144A±	2.50	3-25-2040	3,421,294	3,385,713
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.00	10-20-2032	2,019	2,015
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	1,195,894	1,199,028
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	4,264,310	4,264,853
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	5,520,000	5,519,174
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.24	7-15-2030	3,000,000	2,996,329
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±	6.33	12-10-2049	1,000,000	1,023,875
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class A2	2.90	5-10-2047	750,000	767,944
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,674,203
CNH Equipment Trust Series 2013-B Class A3	0.69	8-15-2018	204,524	204,455
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	5,266,959	5,266,431
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	4,065,000	4,065,668
CNH Equipment Trust Series 2016-C Class A2	1.26	2-18-2020	8,500,000	8,489,514
Cobalt Commercial Mortgage Trust Series 2007-C2 Class AMFX ±	5.53	4-15-2047	4,071,000	4,097,744
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	31,826	34,020
Commercial Mortgage Trust Series 2012-CR2 Class A2	2.03	8-15-2045	872,157	873,520
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	5,638,000	5,650,541
Commercial Mortgage Trust Series 2013-CR7 Class A2	2.02	3-10-2046	1,933,985	1,942,595
Commercial Mortgage Trust Series 2013-LC6 Class A2	1.91	1-10-2046	1,795,000	1,800,137
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.34	3-15-2029	5,400,000	5,374,198
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,925,000	8,168,734
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	2,900,000	2,953,343
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	3,920,000	4,008,048
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2053	8,378,924	8,393,523
Cosmopolitan Hotel Trust Series 2016 Class A 144A±	1.94	11-15-2033	6,815,000	6,827,795
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.55	6-19-2031	527,292	501,847
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.39	6-19-2031	105,818	95,930

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust Series 2007-C3 Class A4 ±	5.88%	6-15-2039	$438,754	$441,391
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,883,298	1,890,460
Dell Equipment Finance Trust Series 2015-2 Class A2A 144A	1.42	12-22-2017	1,783,271	1,784,333
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	5,500,000	5,501,426
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.43	1-25-2022	42,299	41,647
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	2.39	1-25-2021	4,484	4,495
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.67	9-25-2033	540,215	521,709
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.39	5-8-2031	8,110,890	8,108,341
GE Commercial Mortgage Corporation Series 2007-C1 Class A4	5.54	12-10-2049	1,989,185	1,996,514
GS Mortgage Securities Trust Series 2013-GC12 Class A2	2.01	6-10-2046	1,500,000	1,506,999
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.54	7-15-2031	4,947,473	4,945,526
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	874,928	871,782
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,196,072	2,177,562
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.47	2-15-2033	4,550,000	4,574,312
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	52,420	51,940
Housing Securities Incorporated Series 1992-8 Class E ±	4.14	6-25-2024	67,540	67,062
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	7,275,000	7,278,139
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	2,000,000	1,996,843
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class A3	5.34	5-15-2047	276,891	276,540
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A4	5.44	6-12-2047	277,355	277,458
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.70	6-12-2047	7,820,000	7,666,695
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12 Class A4 ±	5.88	2-15-2051	562,431	571,837
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A2	1.80	10-15-2045	381,697	382,650
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A3	2.48	12-15-2047	3,000,000	3,025,432
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A 144A±	1.46	6-15-2029	15,000,000	14,972,610
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A 144A±	1.74	8-15-2027	10,000,000	9,999,942
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	8,374,639	8,403,339
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	1.79	5-15-2028	7,948,178	7,915,675
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-ASH Class A 144A±	1.94	10-15-2034	4,700,000	4,698,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	4,680,623	4,637,119
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WSP Class A 144A±	1.89	8-15-2033	8,000,000	8,003,869
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	1,793,587	1,800,621
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	4,092,449	4,126,069
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.97	10-25-2032	11,264	11,109
Morgan Stanley BAML Trust Series 2013-C10 Class A2	2.96	7-15-2046	3,350,000	3,399,467
Morgan Stanley BAML Trust Series 2013-C11 Class A2	3.09	8-15-2046	3,567,315	3,632,426
Morgan Stanley BAML Trust Series 2016-C28 Class A1	1.53	1-15-2049	2,293,290	2,277,028
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	6,046,093	6,171,137
Morgan Stanley Capital I Trust Series 2007-IQ16 Class AMA ±	6.25	12-12-2049	1,420,000	1,461,061
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	7,348,878	7,267,477
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	14,465.00	4-20-2021	1	136
Prudential Home Mortgage Securities Series 1988-1 Class A ±	0.00	4-25-2018	4,259	4,265
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	0.85	4-26-2021	7,111	6,969
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	3.09	11-25-2020	263,375	265,271
SCG Trust Series 2013-SRP1 Class A 144A±	1.94	11-15-2026	7,500,000	7,475,040
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.07	10-25-2024	35,063	35,753
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.11	2-25-2028	299,761	291,400
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	2,830,000	2,836,969
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.13	8-25-2032	134,807	129,603
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.13	8-25-2032	126,374	118,943

9

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00%	12-28-2037	$450,496	$451,722
Total Non-Agency Mortgage-Backed Securities (Cost $249,786,808)				248,833,753

Yankee Corporate Bonds and Notes : 19.47%

Consumer Discretionary : 0.49%

Media : 0.49%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	7,000,000	7,975,856

Consumer Staples : 2.87%

Beverages : 0.79%
Pernod Ricard SA 144A	2.95	1-15-2017	3,630,000	3,638,342
Suntory Holdings Limited 144A	1.65	9-29-2017	9,120,000	9,129,722

				12,768,064

Food & Staples Retailing : 1.08%
Delhaize Group SA	6.50	6-15-2017	7,270,000	7,451,641
Tesco plc 144A	2.70	1-5-2017	10,100,000	10,103,646

				17,555,287

Tobacco : 1.00%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	5,700,000	5,700,331
British American Tobacco International Finance plc 144A	2.13	6-7-2017	3,000,000	3,011,262
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,512,563

				16,224,156

Energy : 1.08%

Energy Equipment & Services : 0.18%
Noble Holding International Limited	2.50	3-15-2017	3,000,000	2,988,750

Oil, Gas & Consumable Fuels : 0.90%
TransCanada PipeLines Limited	1.63	11-9-2017	5,790,000	5,794,470
Transocean Incorporated	6.80	12-15-2016	8,765,000	8,776,806

				14,571,276

Financials : 11.88%

Banks : 8.30%
ABN Amro Bank NV 144A	1.80	9-20-2019	7,000,000	6,910,666
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,252,842
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,460,625
Bank of Tokyo-Mitsubishi UFJ Limited 144A	1.20	3-10-2017	6,000,000	5,999,916
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	3,008,652
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,155,787
BNP Paribas SA	2.38	9-14-2017	3,700,000	3,724,679
BPCE SA	1.61	7-25-2017	10,000,000	9,987,030
Canadian Imperial Bank of Commerce	1.60	9-6-2019	5,915,000	5,855,164
Commonwealth Bank of Australia 144A	1.75	11-7-2019	5,250,000	5,185,997
Credit Suisse	6.00	2-15-2018	7,500,000	7,808,670
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,544,137
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,905,038
Lloyds Bank plc	2.00	8-17-2018	8,000,000	8,029,248
Santander UK plc	2.50	3-14-2019	7,250,000	7,286,714
Shinhan Bank 144A±	1.53	4-8-2017	5,000,000	5,002,950
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	4,998,500
Svenska Handelsbanken AB	1.50	9-6-2019	7,395,000	7,275,482
Toronto Dominion Bank	1.45	9-6-2018	9,615,000	9,574,598

10

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Westpac Banking Corporation	1.60%	8-19-2019	$5,000,000	$4,942,975

				134,909,670

Capital Markets : 1.04%
BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,948,004
Brookfield Asset Management Incorporated	5.80	4-25-2017	5,775,000	5,866,257
Macquarie Group Limited 144A	3.00	12-3-2018	4,000,000	4,058,904

				16,873,165

Diversified Financial Services : 2.05%
AerCap Ireland Capital Limited	2.75	5-15-2017	9,130,000	9,152,825
Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	7,978,632
Deutsche Bank AG (London)	6.00	9-1-2017	5,000,000	5,120,315
Shell International Finance BV	1.25	11-10-2017	7,000,000	7,004,760
Shell International Finance BV	1.38	5-10-2019	4,000,000	3,951,240

				33,207,772

Insurance : 0.49%
QBE Insurance Group Limited 144A	2.40	5-1-2018	7,960,000	7,976,135

Health Care : 1.50%

Pharmaceuticals : 1.50%
Actavis Funding SCS	2.35	3-12-2018	8,265,000	8,314,135
Perrigo Company plc	2.30	11-8-2018	8,225,000	8,233,315
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	8,000,000	7,848,448

				24,395,898

Industrials : 0.37%

Transportation Infrastructure : 0.37%
Asciano Finance Limited 144A	5.00	4-7-2018	5,903,000	6,066,537

Materials : 0.54%

Metals & Mining : 0.54%
Codelco Incorporated 144A	7.50	1-15-2019	8,000,000	8,783,904

Real Estate : 0.25%

Real Estate Management & Development : 0.25%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	4,001,624

Utilities : 0.49%

Independent Power & Renewable Electricity Producers : 0.49%
TransAlta Corporation	1.90	6-3-2017	8,000,000	7,986,440

Total Yankee Corporate Bonds and Notes (Cost $317,195,839)				316,284,534

	Yield		Shares
Short-Term Investments : 2.39%

Investment Companies : 2.27%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		36,840,567	36,840,567

			Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill (z)#	0.32	12-15-2016	$1,950,000	1,949,889

Total Short-Term Investments (Cost $38,790,309)				38,790,456

11

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

		Value
Total investments in securities (Cost $1,623,820,505)*	99.82%	$1,621,888,229
Other assets and liabilities, net	0.18	2,877,184

Total net assets	100.00%	$1,624,765,413

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,623,820,505 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,304,791
Gross unrealized losses	(5,237,067)

Net unrealized losses	$(1,932,276)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
PFA	Public Finance Authority
plc	Public limited company
REIT	Real estate investment trust
SPA	Standby purchase agreement

12

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 97.28%
FDIC Series 2010-S2 Class 3A 144A±	1.22%	12-29-2045	$853,749	$855,279
FHLMC ±	0.91	3-15-2024	645,942	634,268
FHLMC ±	1.26	4-1-2030	85,008	85,846
FHLMC ±	1.88	5-1-2019	4,004	4,008
FHLMC ±	1.94	7-1-2018	646	659
FHLMC ±	1.94	1-1-2019	3,663	3,695
FHLMC ±	1.94	2-1-2019	6,747	6,776
FHLMC ±	1.94	1-1-2030	5,751	5,813
FHLMC ±	1.94	7-1-2030	169,177	176,343
FHLMC ±	1.94	2-1-2035	248,214	255,376
FHLMC ±	1.94	1-1-2030	5,126	5,284
FHLMC ±	1.94	2-1-2037	496,386	517,212
FHLMC ±	2.00	12-1-2017	3,491	3,510
FHLMC ±	2.00	5-1-2018	381	381
FHLMC ±	2.00	6-1-2018	3,660	3,679
FHLMC ±	2.00	9-1-2018	538	545
FHLMC ±	2.07	3-1-2018	3,976	4,021
FHLMC ±	2.07	10-1-2030	9,111	9,358
FHLMC ±	2.08	6-1-2020	47,200	48,074
FHLMC ±	2.19	8-1-2018	957	969
FHLMC ±	2.27	5-1-2020	460	461
FHLMC ±	2.27	10-1-2018	6,400	6,415
FHLMC ±	2.29	11-1-2030	474,208	483,706
FHLMC ±	2.29	7-1-2017	2,390	2,389
FHLMC ±	2.30	5-1-2028	275,042	287,452
FHLMC ±	2.31	1-1-2022	11,677	11,942
FHLMC ±	2.36	11-1-2034	476,024	502,818
FHLMC ±	2.38	2-1-2037	13,211	13,732
FHLMC ±	2.39	6-1-2020	1,042	1,043
FHLMC ±	2.46	3-1-2025	83,537	87,096
FHLMC ±	2.52	1-1-2030	20,491	21,273
FHLMC ±	2.53	7-1-2034	8,909,093	9,321,193
FHLMC ±	2.53	12-1-2018	6,125	6,168
FHLMC ±	2.55	5-1-2035	610,428	645,854
FHLMC ±	2.56	1-1-2035	546,923	578,562
FHLMC ±	2.56	5-1-2020	271	275
FHLMC ±	2.56	12-1-2033	1,064,079	1,129,072
FHLMC ±	2.58	12-1-2035	813,836	858,068
FHLMC ±	2.58	6-1-2019	31,797	32,044
FHLMC ±	2.58	3-1-2025	862,496	884,938
FHLMC ±	2.60	8-1-2034	1,452,778	1,539,250
FHLMC ±	2.60	8-1-2033	2,021,783	2,129,940
FHLMC ±	2.60	12-1-2034	668,841	706,814
FHLMC ±	2.61	6-1-2019	53,018	54,069
FHLMC ±	2.61	6-1-2024	8,809	8,839
FHLMC ±	2.61	1-1-2035	459,663	486,081
FHLMC ±	2.62	12-1-2036	977,817	1,032,567
FHLMC ±	2.62	6-1-2037	914,612	952,110
FHLMC ±	2.62	6-1-2029	416,640	426,913
FHLMC ±	2.62	1-1-2037	280,504	297,046
FHLMC ±	2.62	10-1-2037	1,595,307	1,677,202
FHLMC ±	2.63	1-1-2023	40,785	42,707
FHLMC ±	2.63	7-1-2019	987	989
FHLMC ±	2.63	1-1-2036	2,172,981	2,296,169
FHLMC ±	2.63	12-1-2018	9,197	9,272
FHLMC ±	2.63	5-1-2034	120,271	127,005
FHLMC ±	2.63	7-1-2034	193,565	204,193
FHLMC ±	2.64	6-1-2036	1,498,147	1,579,723
FHLMC ±	2.64	1-1-2033	743,080	784,095
FHLMC ±	2.64	10-1-2034	2,362,966	2,514,738
FHLMC ±	2.65	10-1-2033	949,255	1,009,906
FHLMC ±	2.66	1-1-2037	1,947,499	2,053,589
FHLMC ±	2.67	6-1-2033	504,514	530,025
FHLMC ±	2.67	4-1-2036	796,716	844,187
FHLMC ±	2.67	8-1-2036	3,163,778	3,334,064
FHLMC ±	2.68	7-1-2030	7,539	7,574
FHLMC ±	2.69	12-1-2032	3,572,457	3,783,470
FHLMC ±	2.69	10-1-2033	1,980,811	2,083,587

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.69%	4-1-2037	$4,349,499	$4,592,158
FHLMC ±	2.69	11-1-2029	222,485	230,473
FHLMC ±	2.69	2-1-2034	1,081,771	1,141,911
FHLMC ±	2.70	6-1-2035	2,628,439	2,778,478
FHLMC ±	2.70	1-1-2037	1,686,460	1,781,323
FHLMC ±	2.70	5-1-2037	407,266	432,777
FHLMC ±	2.71	10-1-2033	417,619	438,974
FHLMC ±	2.71	11-1-2035	1,547,370	1,630,520
FHLMC ±	2.71	6-1-2035	2,985,423	3,160,178
FHLMC ±	2.71	2-1-2036	1,730,698	1,832,829
FHLMC ±	2.72	8-1-2035	707,127	747,040
FHLMC ±	2.72	8-1-2033	378,141	400,566
FHLMC ±	2.72	11-1-2036	1,457,540	1,542,353
FHLMC ±	2.72	5-1-2038	1,906,115	2,027,300
FHLMC ±	2.73	10-1-2033	60,496	61,090
FHLMC ±	2.73	9-1-2035	5,298,795	5,599,932
FHLMC ±	2.73	2-1-2034	873,124	929,556
FHLMC ±	2.73	11-1-2026	89,565	92,918
FHLMC ±	2.73	4-1-2034	3,553,638	3,761,039
FHLMC ±	2.73	2-1-2034	688,036	729,866
FHLMC ±	2.73	4-1-2034	679,023	720,529
FHLMC ±	2.73	12-1-2035	2,605,202	2,767,784
FHLMC ±	2.73	9-1-2038	1,005,561	1,052,350
FHLMC ±	2.73	2-1-2036	1,701,415	1,798,200
FHLMC ±	2.73	4-1-2035	4,053,899	4,290,817
FHLMC ±	2.74	11-1-2029	168,337	172,114
FHLMC ±	2.74	7-1-2031	1,729,280	1,809,887
FHLMC ±	2.74	6-1-2036	3,267,889	3,454,143
FHLMC ±	2.75	11-1-2035	1,463,944	1,550,157
FHLMC ±	2.75	2-1-2036	1,171,850	1,238,280
FHLMC ±	2.75	2-1-2036	1,034,230	1,089,955
FHLMC ±	2.75	11-1-2036	1,531,211	1,618,510
FHLMC ±	2.75	1-1-2034	1,182,680	1,247,165
FHLMC ±	2.75	2-1-2034	2,492,660	2,637,968
FHLMC ±	2.75	5-1-2034	452,481	479,873
FHLMC ±	2.75	7-1-2035	3,030,805	3,210,671
FHLMC ±	2.75	11-1-2022	201,062	209,344
FHLMC ±	2.75	2-1-2036	1,627,332	1,720,841
FHLMC ±	2.75	4-1-2023	280,138	284,072
FHLMC ±	2.76	2-1-2035	1,358,651	1,448,083
FHLMC ±	2.76	6-1-2037	5,912,145	6,255,844
FHLMC ±	2.76	12-1-2032	716,156	761,101
FHLMC ±	2.76	3-1-2027	138,431	141,695
FHLMC ±	2.76	6-1-2035	1,507,212	1,593,611
FHLMC ±	2.76	7-1-2036	490,984	515,997
FHLMC ±	2.76	5-1-2038	1,598,018	1,686,548
FHLMC ±	2.76	10-1-2034	1,472,968	1,557,857
FHLMC ±	2.77	5-1-2037	2,819,045	3,009,982
FHLMC ±	2.77	1-1-2038	5,653,785	6,021,542
FHLMC ±	2.77	5-1-2025	82,431	83,784
FHLMC ±	2.78	6-1-2022	83	83
FHLMC ±	2.78	2-1-2036	865,799	914,372
FHLMC ±	2.78	7-1-2038	954,934	1,011,383
FHLMC ±	2.78	1-1-2024	4,544	4,546
FHLMC ±	2.78	9-1-2035	1,951,395	2,062,728
FHLMC ±	2.78	10-1-2036	733,727	776,963
FHLMC ±	2.78	4-1-2037	770,133	813,833
FHLMC ±	2.79	1-1-2028	21,025	22,042
FHLMC ±	2.79	10-1-2036	958,471	1,013,675
FHLMC ±	2.79	11-1-2027	704,659	743,934
FHLMC ±	2.79	2-1-2035	4,264,371	4,500,438
FHLMC ±	2.79	3-1-2036	1,061,177	1,118,533
FHLMC ±	2.79	10-1-2033	2,378,781	2,515,033
FHLMC ±	2.79	8-1-2035	3,392,149	3,583,453
FHLMC ±	2.79	8-1-2035	153,888	158,261
FHLMC ±	2.79	1-1-2037	3,238,156	3,425,159
FHLMC ±	2.80	12-1-2034	3,840,075	4,090,684
FHLMC ±	2.80	6-1-2035	186,076	196,353
FHLMC ±	2.80	9-1-2030	316,356	331,523

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.80%	8-1-2035	$2,857,264	$3,022,408
FHLMC ±	2.80	5-1-2034	2,368,039	2,527,700
FHLMC ±	2.80	3-1-2037	558,841	591,800
FHLMC ±	2.80	1-1-2036	849,799	897,692
FHLMC ±	2.81	5-1-2034	1,910,127	2,011,651
FHLMC ±	2.81	7-1-2024	40,267	40,393
FHLMC ±	2.81	8-1-2027	7,747	7,867
FHLMC ±	2.82	9-1-2033	293,617	308,453
FHLMC ±	2.82	6-1-2035	645,489	682,448
FHLMC ±	2.82	5-1-2039	1,678,579	1,784,008
FHLMC ±	2.83	7-1-2031	204,035	216,154
FHLMC ±	2.83	4-1-2037	2,169,658	2,293,747
FHLMC ±	2.83	4-1-2038	5,361,436	5,652,958
FHLMC ±	2.83	4-1-2035	3,235,497	3,429,447
FHLMC ±	2.83	3-1-2034	1,000,372	1,054,463
FHLMC ±	2.84	1-1-2037	2,444,932	2,598,432
FHLMC ±	2.84	6-1-2028	164,717	170,183
FHLMC ±	2.84	9-1-2029	921,287	972,879
FHLMC ±	2.84	5-1-2035	2,952,869	3,121,639
FHLMC ±	2.85	6-1-2035	2,419,560	2,564,890
FHLMC ±	2.85	11-1-2032	126,459	129,673
FHLMC ±	2.85	5-1-2032	54,021	56,612
FHLMC ±	2.86	4-1-2038	1,885,021	1,996,138
FHLMC ±	2.86	4-1-2034	715,306	749,856
FHLMC ±	2.87	8-1-2029	113,800	116,136
FHLMC ±	2.87	4-1-2034	648,929	682,288
FHLMC ±	2.87	2-1-2031	836,929	879,342
FHLMC ±	2.87	11-1-2035	595,926	634,484
FHLMC ±	2.87	2-1-2036	187,973	198,691
FHLMC ±	2.87	7-1-2037	771,619	818,486
FHLMC ±	2.87	4-1-2038	1,629,531	1,715,812
FHLMC ±	2.87	4-1-2034	3,531,961	3,727,130
FHLMC ±	2.87	1-1-2028	4,811	5,086
FHLMC ±	2.88	4-1-2035	426,696	452,676
FHLMC ±	2.88	6-1-2035	630,327	664,554
FHLMC ±	2.88	4-1-2037	3,191,603	3,386,874
FHLMC ±	2.88	9-1-2033	912,591	971,535
FHLMC ±	2.88	3-1-2034	1,112,847	1,172,420
FHLMC ±	2.89	7-1-2018	12,046	12,114
FHLMC ±	2.89	7-1-2038	1,838,138	1,949,093
FHLMC ±	2.89	9-1-2030	7,183,851	7,591,553
FHLMC ±	2.90	4-1-2019	3,850	3,879
FHLMC ±	2.90	9-1-2032	1,969,402	2,073,295
FHLMC ±	2.90	4-1-2035	1,297,916	1,372,812
FHLMC ±	2.90	11-1-2018	3,506	3,506
FHLMC ±	2.90	9-1-2033	1,138,647	1,199,151
FHLMC ±	2.91	2-1-2018	525	526
FHLMC ±	2.91	9-1-2038	902,224	953,176
FHLMC ±	2.91	7-1-2027	670,479	676,731
FHLMC ±	2.92	7-1-2034	850,728	896,758
FHLMC ±	2.92	10-1-2030	2,091,496	2,207,095
FHLMC ±	2.92	6-1-2030	69,614	71,225
FHLMC ±	2.93	6-1-2025	70,204	71,386
FHLMC ±	2.93	2-1-2029	227,780	235,772
FHLMC ±	2.93	9-1-2036	973,443	1,031,845
FHLMC ±	2.96	10-1-2029	119,267	122,578
FHLMC ±	2.96	4-1-2035	1,771,285	1,883,393
FHLMC ±	2.96	10-1-2036	838,409	888,226
FHLMC ±	2.96	7-1-2029	61,815	64,700
FHLMC ±	2.96	6-1-2035	2,176,509	2,312,858
FHLMC ±	2.97	7-1-2036	862,284	911,136
FHLMC ±	2.98	10-1-2035	2,918,828	3,099,660
FHLMC ±	2.98	5-1-2033	254,422	269,407
FHLMC ±	2.98	4-1-2037	691,586	732,887
FHLMC ±	2.99	5-1-2023	67,400	68,312
FHLMC ±	3.00	5-1-2037	431,271	460,174
FHLMC ±	3.00	2-1-2037	582,622	616,534
FHLMC ±	3.00	8-1-2019	11,368	11,423

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	3.00%	6-1-2033	$1,275,131	$1,338,372
FHLMC ±	3.00	11-1-2029	913,435	962,939
FHLMC ±	3.01	9-1-2029	145,242	148,770
FHLMC ±	3.01	4-1-2037	1,720,819	1,825,853
FHLMC ±	3.01	10-1-2035	1,834,943	1,934,501
FHLMC ±	3.02	6-1-2021	69,032	70,405
FHLMC ±	3.02	7-1-2034	1,429,942	1,510,824
FHLMC ±	3.02	8-1-2029	116,565	120,932
FHLMC ±	3.02	6-1-2026	1,131,050	1,179,641
FHLMC ±	3.02	6-1-2035	2,232,502	2,371,583
FHLMC ±	3.03	9-1-2031	74,959	76,372
FHLMC ±	3.03	4-1-2032	97,520	99,702
FHLMC ±	3.03	3-1-2032	985,021	1,043,394
FHLMC ±	3.04	6-1-2030	385,560	403,916
FHLMC ±	3.05	4-1-2029	135,875	138,611
FHLMC ±	3.05	5-1-2035	400,472	427,683
FHLMC ±	3.06	2-1-2027	158,769	159,997
FHLMC ±	3.08	10-1-2025	84,144	86,103
FHLMC ±	3.09	8-1-2030	4,296,327	4,553,731
FHLMC ±	3.09	10-1-2024	110,492	116,132
FHLMC ±	3.10	10-1-2025	35,184	35,417
FHLMC ±	3.12	2-1-2030	56,720	57,613
FHLMC ±	3.13	6-1-2030	112,516	115,406
FHLMC ±	3.14	9-1-2030	114,422	117,246
FHLMC ±	3.14	5-1-2028	261,069	272,420
FHLMC ±	3.15	6-1-2032	237,772	243,984
FHLMC ±	3.17	11-1-2029	122,916	127,615
FHLMC ±	3.18	12-1-2025	133,291	135,296
FHLMC ±	3.32	5-1-2031	130,606	137,516
FHLMC ±	3.37	2-1-2024	23,127	23,254
FHLMC ±	3.38	5-1-2032	244,347	252,171
FHLMC ±	3.47	7-1-2028	36,789	37,143
FHLMC ±	3.55	6-1-2035	1,377,169	1,447,720
FHLMC ±	3.60	12-1-2025	466,901	489,607
FHLMC ±	3.70	8-1-2029	10,180	10,160
FHLMC ±	3.75	4-1-2023	17,176	17,433
FHLMC	4.00	12-15-2023	60,739	61,711
FHLMC ±	4.14	11-1-2026	128,211	133,044
FHLMC ±	4.27	2-1-2021	23,632	24,170
FHLMC ±	4.72	8-1-2027	69,969	70,033
FHLMC	5.00	10-1-2022	16,489	17,657
FHLMC ±	5.51	8-1-2024	323,753	337,486
FHLMC	6.50	4-1-2018	26,079	26,363
FHLMC	7.00	9-1-2035	68,778	70,870
FHLMC	8.50	5-1-2020	14,233	14,350
FHLMC Series 0020 Class F ±	1.52	7-1-2029	18,598	18,979
FHLMC Series 1671 Class QA ±	1.55	2-15-2024	590,190	604,138
FHLMC Series 1686 Class FE ±	1.70	2-15-2024	29,415	30,099
FHLMC Series 1730 Class FA ±	1.16	5-15-2024	188,188	182,978
FHLMC Series 2315 Class FW ±	1.09	4-15-2027	118,210	119,804
FHLMC Series 2391 Class EF ±	1.04	6-15-2031	99,404	99,972
FHLMC Series 2454 Class SL ±(c)	7.46	3-15-2032	206,873	48,697
FHLMC Series 2461 Class FI ±	1.04	4-15-2028	142,986	143,576
FHLMC Series 2464 Class FE ±	1.54	3-15-2032	134,835	138,881
FHLMC Series 2466 Class FV ±	1.09	3-15-2032	251,194	255,119
FHLMC Series 2538 Class F ±	1.14	12-15-2032	577,405	586,001
FHLMC Series 3001 Class EA ±	0.89	3-15-2035	89,876	89,958
FHLMC Series 3335 Class FT ±	0.69	8-15-2019	159,847	159,579
FHLMC Series 3436 Class A ±	2.67	11-15-2036	1,266,312	1,339,927
FHLMC Series T-15 Class A6 ±	0.93	11-25-2028	682,934	679,802
FHLMC Series T-16 Class A ±	0.93	6-25-2029	1,699,320	1,678,984
FHLMC Series T-20 Class A7 ±	0.88	12-25-2029	2,970,310	2,911,295
FHLMC Series T-21 Class A ±	0.94	10-25-2029	1,692,359	1,678,130
FHLMC Series T-23 Class A ±	0.86	5-25-2030	1,951,349	1,929,648
FHLMC Series T-27 Class A ±	0.88	10-25-2030	1,283,652	1,275,147
FHLMC Series T-30 Class A7 ±	0.94	12-25-2030	1,282,802	1,238,248
FHLMC Series T-35 Class A ±	0.87	9-25-2031	3,699,396	3,653,274
FHLMC Series T-36 Class A ±	0.88	1-25-2032	435,443	432,632
FHLMC Series T-48 Class 2A ±	3.50	7-25-2033	2,658,690	2,787,010

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-54 Class 4A ±	3.27%	2-25-2043	$1,834,847	$1,884,899
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	80,838	88,879
FHLMC Series T-56 Class 3AF ±	1.58	5-25-2043	1,171,475	1,200,248
FHLMC Series T-62 Class 1A1 ±	1.72	10-25-2044	4,766,751	4,879,836
FHLMC Series T-63 Class 1A1 ±	1.71	2-25-2045	4,331,751	4,306,796
FHLMC Series T-66 Class 2A1 ±	3.16	1-25-2036	2,808,505	2,899,486
FHLMC Series T-67 Class 1A1C ±	3.09	3-25-2036	8,928,593	9,291,150
FHLMC Series T-67 Class 2A1C ±	3.10	3-25-2036	5,656,600	5,923,930
FHLMC Series T-75 Class A1 ±	0.62	12-25-2036	2,845,621	2,829,249
FNMA ±	0.93	8-25-2018	971,988	972,764
FNMA ±	1.67	5-1-2029	49,872	51,811
FNMA ±	1.73	1-1-2017	15	15
FNMA ±	1.75	1-1-2021	1,846	1,887
FNMA ±	1.75	1-1-2021	2,312	2,362
FNMA ±	1.88	7-1-2017	322	323
FNMA ±	1.92	12-1-2030	139,057	140,802
FNMA ±	1.94	4-1-2019	2,114	2,129
FNMA ±	1.94	4-1-2021	41,643	42,985
FNMA ±	1.94	3-1-2033	178,498	185,990
FNMA ±	1.94	10-1-2017	6,842	6,966
FNMA ±	1.94	1-1-2018	12,759	12,760
FNMA ±	1.94	11-1-2023	33,403	34,099
FNMA ±	1.95	11-1-2024	5,771	5,934
FNMA ±	1.95	9-1-2032	58,854	58,924
FNMA ±	1.95	4-1-2042	2,605,425	2,711,270
FNMA ±	1.95	10-1-2044	1,267,254	1,337,740
FNMA ±	1.96	1-1-2035	1,182,451	1,231,522
FNMA ±	1.97	12-1-2017	22,795	22,949
FNMA ±	1.99	1-1-2035	118,249	124,831
FNMA ±	2.00	8-1-2017	221	222
FNMA ±	2.00	12-1-2020	16,385	16,409
FNMA ±	2.00	3-1-2021	388	393
FNMA ±	2.00	3-1-2030	7,364	7,391
FNMA ±	2.02	6-1-2021	35,765	37,088
FNMA ±	2.02	4-1-2018	1,226	1,234
FNMA ±	2.03	8-1-2030	1,694,362	1,743,811
FNMA ±	2.04	8-1-2033	1,509,540	1,563,885
FNMA ±	2.10	1-1-2038	293,012	298,897
FNMA ±	2.13	5-1-2017	5,461	5,466
FNMA ±	2.13	2-1-2018	849	854
FNMA ±	2.13	5-1-2019	71	71
FNMA ±	2.15	8-1-2032	243,762	244,678
FNMA ±	2.16	2-1-2033	442,343	465,444
FNMA ±	2.17	7-1-2020	6,381	6,533
FNMA ±	2.17	11-1-2017	8,117	8,136
FNMA ±	2.19	4-1-2033	491,909	517,318
FNMA ±	2.19	4-1-2038	605,190	639,395
FNMA ±	2.20	4-1-2024	2,870,233	2,898,900
FNMA ±	2.22	9-1-2037	2,903,636	2,961,176
FNMA ±	2.22	8-1-2017	52,009	51,904
FNMA ±	2.24	5-1-2018	2,230	2,231
FNMA ±	2.25	8-1-2033	3,702	3,781
FNMA ±	2.25	1-1-2019	40,675	40,952
FNMA ±	2.25	6-1-2019	296	296
FNMA ±	2.25	8-1-2031	142,013	145,385
FNMA ±	2.25	12-1-2031	22,054	22,069
FNMA ±	2.26	8-1-2032	147,089	150,701
FNMA ±	2.28	3-1-2034	405,639	429,757
FNMA ±	2.28	8-1-2033	286,480	298,811
FNMA ±	2.29	8-1-2031	127,468	130,608
FNMA ±	2.29	1-1-2036	365,131	382,775
FNMA ±	2.31	9-1-2031	165,754	171,058
FNMA ±	2.37	1-1-2032	257,439	268,516
FNMA ±	2.37	7-1-2018	254	255
FNMA ±	2.38	1-1-2018	92,952	94,249
FNMA ±	2.38	6-1-2018	3,527	3,529
FNMA ±	2.38	1-1-2027	27,308	27,655
FNMA ±	2.38	8-1-2031	65,639	68,736

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.38%	6-1-2035	$970,369	$1,009,462
FNMA ±	2.38	11-1-2020	427,906	429,384
FNMA ±	2.40	10-1-2035	7,030,833	7,307,273
FNMA ±	2.41	12-1-2028	4,932	4,967
FNMA ±	2.42	10-1-2018	31,148	31,847
FNMA ±	2.42	12-1-2022	9,890	9,970
FNMA ±	2.42	3-1-2033	392,207	411,296
FNMA ±	2.43	12-1-2024	29,811	30,070
FNMA ±	2.43	11-1-2035	52,904	55,033
FNMA ±	2.44	5-1-2028	41,916	42,392
FNMA ±	2.44	12-1-2035	4,454,767	4,616,114
FNMA ±	2.45	3-1-2030	20,107	20,168
FNMA ±	2.45	6-1-2031	293,039	303,033
FNMA ±	2.45	1-1-2036	288,965	305,016
FNMA ±	2.45	6-1-2017	3,635	3,639
FNMA ±	2.45	1-1-2036	3,340,986	3,476,306
FNMA ±	2.45	7-1-2038	1,018,198	1,068,539
FNMA ±	2.46	11-1-2035	1,396,721	1,462,709
FNMA ±	2.47	7-1-2035	1,691,669	1,764,639
FNMA ±	2.47	10-1-2037	1,606,087	1,672,383
FNMA ±	2.47	8-1-2031	120,080	123,311
FNMA ±	2.47	2-1-2033	216,771	225,358
FNMA ±	2.48	12-1-2031	130,578	133,146
FNMA ±	2.48	1-1-2036	91,013	94,862
FNMA ±	2.48	9-1-2019	33,605	33,838
FNMA ±	2.48	1-1-2035	2,593,732	2,718,845
FNMA ±	2.49	11-1-2035	277,259	289,314
FNMA ±	2.49	12-1-2033	1,890,005	1,986,955
FNMA ±	2.49	1-1-2034	2,558,179	2,703,919
FNMA ±	2.50	9-1-2030	577,995	593,574
FNMA ±	2.50	5-1-2017	7,180	7,220
FNMA ±	2.50	7-1-2017	11,386	11,387
FNMA ±	2.50	2-1-2020	2,655	2,659
FNMA ±	2.50	1-1-2022	8,866	8,877
FNMA ±	2.51	6-1-2027	1,152	1,190
FNMA ±	2.51	10-1-2024	3,419	3,515
FNMA ±	2.52	11-1-2017	19,006	19,165
FNMA ±	2.52	4-1-2018	63,757	65,175
FNMA ±	2.52	6-1-2032	66,544	67,053
FNMA ±	2.52	11-1-2035	1,098,024	1,152,168
FNMA ±	2.52	7-1-2018	90,269	91,863
FNMA ±	2.52	6-1-2034	834,949	876,471
FNMA ±	2.53	11-1-2022	46,490	46,688
FNMA ±	2.53	12-1-2031	249,660	260,727
FNMA ±	2.53	7-1-2017	21,348	21,396
FNMA ±	2.54	8-1-2035	158,021	163,207
FNMA ±	2.54	11-1-2035	1,689,409	1,761,765
FNMA ±	2.54	5-1-2028	108,126	113,575
FNMA ±	2.54	10-1-2035	794,161	828,174
FNMA ±	2.56	12-1-2034	1,263,502	1,331,313
FNMA ±	2.56	11-1-2027	30,104	30,503
FNMA ±	2.56	4-1-2018	141,810	144,121
FNMA ±	2.56	2-1-2033	629,427	662,637
FNMA ±	2.57	4-1-2030	7,918	8,252
FNMA ±	2.57	6-1-2032	33,998	34,415
FNMA ±	2.57	12-1-2039	224,956	233,610
FNMA ±	2.58	1-1-2028	6,603	6,660
FNMA ±	2.58	12-1-2032	784,776	817,907
FNMA ±	2.58	1-1-2035	535,498	564,672
FNMA ±	2.58	3-1-2034	480,137	502,402
FNMA ±	2.59	12-1-2032	805,427	855,890
FNMA ±	2.59	5-1-2018	3,126	3,143
FNMA ±	2.59	9-1-2021	53,046	53,538
FNMA ±	2.60	7-1-2035	531,316	554,733
FNMA ±	2.60	7-1-2035	1,221,842	1,276,435
FNMA ±	2.60	4-1-2037	2,943,350	3,111,967
FNMA ±	2.60	4-1-2040	225,883	238,256
FNMA ±	2.60	5-1-2035	1,910,914	2,018,477
FNMA ±	2.61	10-1-2027	637,518	670,158

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.61%	12-1-2033	$1,145,485	$1,216,264
FNMA ±	2.62	12-1-2024	71,218	71,556
FNMA ±	2.62	12-1-2025	19,476	19,724
FNMA ±	2.62	5-1-2035	990,841	1,041,201
FNMA ±	2.62	9-1-2035	2,175,363	2,289,548
FNMA ±	2.62	12-1-2037	3,084,463	3,251,312
FNMA ±	2.62	3-1-2031	37,627	37,827
FNMA ±	2.62	5-1-2034	916,700	968,627
FNMA ±	2.63	1-1-2035	1,046,955	1,104,113
FNMA ±	2.63	2-1-2035	321,450	339,390
FNMA ±	2.63	4-1-2035	2,908,387	3,062,227
FNMA ±	2.64	9-1-2032	5,526,865	5,812,053
FNMA ±	2.64	12-1-2035	505,859	533,317
FNMA ±	2.64	9-1-2035	325,174	341,353
FNMA ±	2.65	11-1-2024	37,867	38,084
FNMA ±	2.65	8-1-2025	33,203	34,009
FNMA ±	2.65	7-1-2025	3,230	3,400
FNMA ±	2.65	1-1-2021	223,914	230,567
FNMA ±	2.65	7-1-2035	1,114,930	1,175,886
FNMA ±	2.65	8-1-2026	85,825	88,165
FNMA ±	2.65	5-1-2033	766,142	805,059
FNMA ±	2.66	7-1-2036	3,630,612	3,822,675
FNMA ±	2.66	7-1-2038	5,461,900	5,775,396
FNMA ±	2.66	9-1-2036	966,738	1,018,221
FNMA ±	2.66	11-1-2038	959,759	1,015,737
FNMA ±	2.66	7-1-2038	1,955,939	2,058,544
FNMA ±	2.66	10-1-2035	232,576	245,356
FNMA ±	2.67	1-1-2037	1,527,225	1,619,642
FNMA ±	2.67	2-1-2034	2,416,790	2,561,609
FNMA ±	2.67	12-1-2036	708,251	748,269
FNMA ±	2.68	1-1-2035	188,738	199,688
FNMA ±	2.68	5-1-2039	2,805,502	2,954,918
FNMA ±	2.68	10-1-2018	81,168	82,922
FNMA ±	2.68	1-1-2038	1,260,046	1,335,985
FNMA ±	2.68	5-1-2036	1,367,634	1,441,228
FNMA ±	2.68	4-1-2030	101,811	104,296
FNMA ±	2.69	1-1-2033	3,341,234	3,518,669
FNMA ±	2.69	10-1-2035	2,270,874	2,390,634
FNMA ±	2.69	5-1-2038	3,954,180	4,167,213
FNMA ±	2.69	9-1-2035	5,848,941	6,172,123
FNMA ±	2.69	12-1-2035	5,431,074	5,748,899
FNMA ±	2.69	6-1-2036	2,081,708	2,196,064
FNMA ±	2.69	8-1-2033	1,646,307	1,743,126
FNMA ±	2.69	6-1-2034	2,796,038	2,947,985
FNMA ±	2.69	9-1-2028	99,010	101,355
FNMA ±	2.69	5-1-2034	892,438	939,287
FNMA ±	2.69	11-1-2035	1,778,085	1,874,595
FNMA ±	2.69	1-1-2037	6,537,301	6,880,333
FNMA ±	2.69	10-1-2025	108,990	112,002
FNMA ±	2.69	1-1-2037	3,597,009	3,832,896
FNMA ±	2.70	5-1-2035	325,119	343,099
FNMA ±	2.70	1-1-2036	1,209,388	1,277,431
FNMA ±	2.70	12-1-2034	1,520,222	1,610,909
FNMA ±	2.70	9-1-2036	720,380	763,947
FNMA ±	2.70	9-1-2035	1,788,904	1,891,451
FNMA ±	2.71	10-1-2033	520,959	552,155
FNMA ±	2.71	1-1-2038	5,115,212	5,419,356
FNMA ±	2.71	11-1-2036	3,320,769	3,509,791
FNMA ±	2.71	1-1-2040	462,871	488,886
FNMA ±	2.71	7-1-2029	604,002	639,463
FNMA ±	2.71	5-1-2033	441,081	463,450
FNMA ±	2.71	3-1-2038	2,588,423	2,737,608
FNMA ±	2.71	7-1-2033	110,086	116,324
FNMA ±	2.71	7-1-2035	1,396,696	1,471,463
FNMA ±	2.71	6-1-2036	2,822,156	2,973,637
FNMA ±	2.71	4-1-2033	1,100,545	1,157,736
FNMA ±	2.71	4-1-2038	1,495,829	1,577,947

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.72%	4-1-2030	$16,246	$16,337
FNMA ±	2.72	9-1-2034	3,735,363	3,943,555
FNMA ±	2.72	2-1-2033	207,727	213,461
FNMA ±	2.72	10-1-2036	1,150,437	1,212,799
FNMA ±	2.72	4-1-2024	54,530	54,930
FNMA ±	2.72	2-1-2036	6,404,315	6,757,090
FNMA ±	2.72	5-1-2033	1,060,070	1,111,732
FNMA ±	2.72	10-1-2034	502,669	532,043
FNMA ±	2.72	6-1-2035	507,408	535,827
FNMA ±	2.72	12-1-2040	4,177,379	4,408,334
FNMA ±	2.72	6-1-2026	73,027	75,101
FNMA ±	2.72	7-1-2035	400,933	425,207
FNMA ±	2.72	7-1-2035	1,354,318	1,437,839
FNMA ±	2.72	12-1-2040	474,211	500,467
FNMA ±	2.73	5-1-2037	1,494,359	1,581,604
FNMA ±	2.73	5-1-2033	2,471,369	2,627,493
FNMA ±	2.73	2-1-2037	3,259,187	3,457,531
FNMA ±	2.73	7-1-2039	4,238,376	4,491,628
FNMA ±	2.73	6-1-2034	3,599,246	3,796,325
FNMA ±	2.73	2-1-2036	944,556	995,254
FNMA ±	2.73	4-1-2033	912,666	963,803
FNMA ±	2.73	5-1-2025	41,693	41,954
FNMA ±	2.73	9-1-2039	4,617,508	4,873,144
FNMA ±	2.74	6-1-2027	97,181	99,386
FNMA ±	2.74	7-1-2036	4,129,354	4,356,811
FNMA ±	2.74	1-1-2027	589,923	596,227
FNMA ±	2.74	4-1-2024	19,636	20,328
FNMA ±	2.74	1-1-2035	4,602,580	4,856,104
FNMA ±	2.74	8-1-2035	2,173,759	2,302,775
FNMA ±	2.75	9-1-2017	81,568	81,716
FNMA ±	2.75	1-1-2037	1,697,446	1,794,240
FNMA ±	2.75	12-1-2040	1,342,767	1,418,197
FNMA ±	2.75	6-1-2018	83	83
FNMA ±	2.75	2-1-2019	1,016	1,021
FNMA ±	2.75	6-1-2025	7,578	7,620
FNMA ±	2.75	8-1-2036	2,700,247	2,866,253
FNMA ±	2.76	5-1-2033	3,928,513	4,200,364
FNMA ±	2.76	2-1-2038	2,948,852	3,126,956
FNMA ±	2.76	10-1-2035	1,317,181	1,391,544
FNMA ±	2.76	12-1-2037	3,559,414	3,771,811
FNMA ±	2.76	5-1-2018	129,634	129,338
FNMA ±	2.76	11-1-2033	3,944,429	4,171,811
FNMA ±	2.77	8-1-2036	3,811,596	4,036,920
FNMA ±	2.77	7-1-2040	2,900,972	3,063,017
FNMA ±	2.77	9-1-2035	970,231	1,025,638
FNMA ±	2.77	8-1-2037	3,872,439	4,102,881
FNMA ±	2.77	8-1-2026	479,463	510,087
FNMA ±	2.77	1-1-2035	748,135	789,836
FNMA ±	2.77	12-1-2040	2,283,684	2,410,395
FNMA ±	2.77	12-1-2034	990,746	1,047,662
FNMA ±	2.77	6-1-2035	2,237,862	2,360,657
FNMA ±	2.77	7-1-2037	754,842	795,788
FNMA ±	2.77	5-1-2034	684,531	724,110
FNMA ±	2.77	9-1-2019	2,108	2,119
FNMA ±	2.77	9-1-2035	2,327,150	2,469,284
FNMA ±	2.77	5-1-2036	3,994,920	4,221,044
FNMA ±	2.78	7-1-2024	12,289	12,354
FNMA ±	2.78	3-1-2035	3,773,094	3,983,042
FNMA ±	2.78	5-1-2036	2,359,631	2,499,783
FNMA ±	2.78	1-1-2033	1,576,156	1,671,758
FNMA ±	2.78	5-1-2035	848,900	890,559
FNMA ±	2.78	7-1-2020	913,158	914,462
FNMA ±	2.78	10-1-2036	3,602,237	3,811,076
FNMA ±	2.78	7-1-2035	1,538,178	1,632,966
FNMA ±	2.78	12-1-2035	4,008,936	4,235,049
FNMA ±	2.78	9-1-2036	709,697	747,803
FNMA ±	2.78	6-1-2041	730,823	770,381
FNMA ±	2.79	8-1-2035	996,156	1,052,624
FNMA ±	2.79	4-1-2020	1,462,458	1,469,261

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.79%	12-1-2040	$3,437,854	$3,620,796
FNMA ±	2.79	6-1-2035	1,153,004	1,214,485
FNMA ±	2.79	10-1-2018	34,324	34,466
FNMA ±	2.79	6-1-2037	1,349,205	1,433,151
FNMA ±	2.79	7-1-2028	212	222
FNMA ±	2.79	4-1-2033	1,165,691	1,228,236
FNMA ±	2.80	11-1-2038	1,269,736	1,330,705
FNMA ±	2.80	11-1-2037	1,105,411	1,167,162
FNMA ±	2.80	9-1-2030	150,448	154,268
FNMA ±	2.80	2-1-2038	4,730,775	4,994,893
FNMA ±	2.80	1-1-2031	517,752	546,570
FNMA ±	2.80	6-1-2032	75,332	76,285
FNMA ±	2.80	7-1-2020	61,434	62,089
FNMA ±	2.80	6-1-2033	679,034	714,081
FNMA ±	2.81	1-1-2019	1,242	1,242
FNMA ±	2.81	9-1-2022	207,004	211,083
FNMA ±	2.81	12-1-2040	4,861,798	5,128,337
FNMA ±	2.81	7-1-2019	364	367
FNMA ±	2.81	10-1-2024	215,284	223,269
FNMA ±	2.82	5-1-2035	1,596,487	1,691,044
FNMA ±	2.82	9-1-2030	819,927	875,894
FNMA ±	2.82	4-1-2033	906,008	946,676
FNMA ±	2.82	5-1-2033	301,823	317,865
FNMA ±	2.83	2-1-2038	976,604	1,033,000
FNMA ±	2.83	11-1-2034	661,692	699,666
FNMA ±	2.83	9-1-2038	1,263,427	1,336,603
FNMA ±	2.83	12-1-2030	75,013	76,836
FNMA ±	2.83	6-1-2033	296,350	308,746
FNMA ±	2.83	12-1-2046	1,100,366	1,173,260
FNMA ±	2.83	1-1-2029	437,698	456,942
FNMA ±	2.83	6-1-2035	1,532,071	1,623,151
FNMA ±	2.83	1-1-2037	1,339,208	1,418,325
FNMA ±	2.84	10-1-2036	1,000,655	1,057,880
FNMA ±	2.85	10-1-2029	81,207	82,830
FNMA ±	2.85	2-1-2028	41,525	42,056
FNMA ±	2.85	3-1-2035	1,115,320	1,176,584
FNMA ±	2.85	6-1-2030	57,542	58,933
FNMA ±	2.85	9-1-2033	58,869	59,298
FNMA ±	2.85	3-1-2019	176,131	182,079
FNMA ±	2.85	7-1-2027	201,276	208,670
FNMA ±	2.85	12-1-2030	786,532	829,529
FNMA ±	2.85	11-1-2034	849,558	889,333
FNMA ±	2.86	4-1-2036	1,226,963	1,301,654
FNMA ±	2.86	3-1-2037	642,343	679,405
FNMA ±	2.86	1-1-2026	294,552	306,933
FNMA ±	2.86	9-1-2037	847,933	904,648
FNMA ±	2.87	5-1-2032	184,654	187,999
FNMA ±	2.87	7-1-2027	26,171	26,315
FNMA ±	2.87	6-1-2040	1,004,136	1,057,519
FNMA ±	2.88	8-1-2018	29,481	29,799
FNMA ±	2.88	12-1-2028	45,140	45,884
FNMA ±	2.88	1-1-2029	7,273	7,417
FNMA ±	2.88	4-1-2034	672,823	707,851
FNMA ±	2.88	5-1-2035	1,539,451	1,623,251
FNMA ±	2.88	6-1-2036	258,942	272,812
FNMA ±	2.88	9-1-2033	915,785	964,564
FNMA ±	2.88	5-1-2036	567,916	606,002
FNMA ±	2.88	8-1-2039	3,823,485	4,051,749
FNMA ±	2.88	9-1-2033	632,113	674,534
FNMA ±	2.89	11-1-2024	112,503	117,013
FNMA ±	2.89	7-1-2028	783,927	815,005
FNMA ±	2.89	9-1-2036	1,054,349	1,110,990
FNMA ±	2.89	3-1-2033	1,528,180	1,613,081
FNMA ±	2.89	10-1-2034	1,104,103	1,165,239
FNMA ±	2.89	11-1-2024	73,580	74,335
FNMA ±	2.89	3-1-2032	126,828	130,666
FNMA ±	2.90	8-1-2040	942,131	983,145
FNMA ±	2.90	6-1-2024	46,053	46,576

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.90%	9-1-2026	$40,098	$41,237
FNMA ±	2.90	4-1-2034	986,310	1,043,479
FNMA ±	2.91	7-1-2030	776,489	824,869
FNMA ±	2.91	7-1-2035	2,671,379	2,844,040
FNMA ±	2.91	5-1-2035	2,297,689	2,451,315
FNMA ±	2.92	6-1-2027	82,412	83,901
FNMA ±	2.94	12-1-2033	1,445,384	1,536,727
FNMA ±	2.94	8-1-2035	1,212,009	1,288,197
FNMA ±	2.94	1-1-2032	91,134	93,808
FNMA ±	2.95	7-1-2035	898,390	951,531
FNMA ±	2.95	5-1-2027	76,805	79,885
FNMA ±	2.97	6-1-2035	311,137	328,801
FNMA ±	2.97	12-1-2021	33,758	34,286
FNMA ±	2.97	7-1-2037	2,566,678	2,733,331
FNMA ±	2.97	6-1-2036	603,114	636,104
FNMA ±	2.99	2-1-2035	1,284,985	1,360,695
FNMA ±	2.99	4-1-2033	405,226	426,366
FNMA ±	2.99	10-1-2024	47,738	47,998
FNMA ±	2.99	9-1-2030	506,127	539,338
FNMA ±	3.00	1-1-2033	99,297	101,477
FNMA ±	3.00	3-1-2037	3,884,817	4,154,882
FNMA ±	3.00	6-1-2032	96,921	99,929
FNMA ±	3.00	4-1-2038	721,163	760,683
FNMA ±	3.00	4-1-2028	285,642	297,504
FNMA ±	3.01	4-1-2036	4,525,851	4,825,125
FNMA ±	3.01	7-1-2037	741,724	784,424
FNMA ±	3.02	9-1-2030	703,240	741,919
FNMA ±	3.02	10-1-2025	7,647	7,649
FNMA ±	3.02	9-1-2037	935,387	991,299
FNMA ±	3.02	5-1-2017	3,941	3,955
FNMA ±	3.03	9-1-2035	92,744	98,379
FNMA ±	3.04	9-1-2034	1,526,710	1,599,633
FNMA ±	3.04	6-1-2041	1,347,214	1,421,574
FNMA ±	3.05	5-1-2033	895,058	947,537
FNMA ±	3.05	7-1-2033	1,013,007	1,081,338
FNMA ±	3.05	7-1-2039	2,343,877	2,544,979
FNMA ±	3.06	1-1-2029	7,554	7,767
FNMA ±	3.06	8-1-2029	236,261	250,949
FNMA ±	3.08	4-1-2020	2,511	2,532
FNMA ±	3.09	5-1-2035	1,864,813	1,987,328
FNMA ±	3.09	3-1-2027	99,237	102,913
FNMA ±	3.10	10-1-2025	9,420	9,590
FNMA ±	3.10	10-1-2029	396,562	414,809
FNMA ±	3.10	3-1-2035	2,702,424	2,896,867
FNMA ±	3.10	4-1-2035	1,598,430	1,694,399
FNMA ±	3.11	2-1-2029	48,744	49,556
FNMA ±	3.13	11-1-2028	33,680	34,125
FNMA ±	3.13	5-1-2037	2,731,848	2,918,697
FNMA ±	3.15	10-1-2024	40,771	40,890
FNMA ±	3.15	8-1-2031	42,457	42,875
FNMA ±	3.15	10-1-2034	585,656	629,460
FNMA ±	3.16	8-1-2034	2,676,479	2,842,577
FNMA ±	3.17	11-1-2034	3,626,775	3,878,845
FNMA ±	3.17	9-1-2035	630,768	667,302
FNMA ±	3.17	3-1-2034	1,165,549	1,228,335
FNMA ±	3.18	4-1-2040	2,102,363	2,256,734
FNMA ±	3.20	10-1-2034	170,125	175,657
FNMA ±	3.21	4-1-2034	1,986,944	2,128,650
FNMA ±	3.21	9-1-2032	1,580,469	1,706,407
FNMA ±	3.22	6-1-2024	23,812	23,845
FNMA ±	3.22	10-1-2028	208,648	216,597
FNMA ±	3.25	9-1-2017	169	168
FNMA ±	3.30	7-1-2028	225,380	234,705
FNMA ±	3.35	1-1-2031	69,511	70,199
FNMA ±	3.36	7-1-2033	37,424	37,780
FNMA ±	3.44	2-1-2029	1,474,889	1,573,936
FNMA ±	3.48	3-1-2030	135,688	139,341
FNMA ±	3.48	11-1-2029	8,766	8,751
FNMA ±	3.53	7-1-2017	1,096	1,102

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.54%	8-1-2030	$130,601	$133,892
FNMA ±	3.55	7-1-2033	1,347	1,363
FNMA ±	3.56	9-1-2031	290,099	296,589
FNMA ±	3.58	10-1-2017	376,964	377,672
FNMA ±	3.59	4-1-2024	293,442	311,492
FNMA ±	3.63	9-1-2028	793	801
FNMA ±	3.66	9-1-2033	41,108	41,583
FNMA ±	3.68	4-1-2033	379,268	401,423
FNMA ±	3.86	5-1-2033	1,097,787	1,161,520
FNMA ±	3.92	1-1-2033	66,159	67,308
FNMA ±	3.93	6-1-2028	34,614	34,972
FNMA ±	3.95	9-1-2023	3,046	3,052
FNMA ±	3.96	7-1-2021	63,739	65,237
FNMA ±	4.00	5-1-2034	298,417	313,839
FNMA ±	4.08	5-1-2025	71	71
FNMA ±	4.10	9-1-2017	179	179
FNMA ±	4.10	7-1-2028	30,617	31,935
FNMA ±	4.14	6-1-2019	1,746	1,758
FNMA ±	4.25	10-1-2021	7,216	7,208
FNMA ±	4.26	8-1-2017	7,681	7,712
FNMA ±	4.30	1-1-2018	299	299
FNMA ±	4.31	11-1-2019	215	213
FNMA ±	4.32	12-1-2036	167,659	176,045
FNMA ±	4.38	4-1-2033	196,757	203,288
FNMA ±	4.42	2-1-2033	92,647	92,811
FNMA ±	4.45	4-1-2032	234,352	234,495
FNMA ±	4.46	6-1-2034	254,715	268,678
FNMA ±	4.57	12-1-2032	160,216	165,751
FNMA ±	4.65	1-1-2019	193,361	197,131
FNMA ±	4.70	11-1-2031	114,735	114,666
FNMA ±	4.70	11-1-2031	17,306	17,307
FNMA ±	4.73	2-1-2019	86,630	88,668
FNMA ±	4.74	4-1-2018	22,365	22,410
FNMA ±	5.00	6-1-2028	13,306	13,310
FNMA	5.50	9-1-2019	30,009	30,461
FNMA ±	5.69	1-1-2019	31,970	32,873
FNMA ±	6.00	1-1-2020	5,043	5,009
FNMA ±	6.45	2-1-2034	44,894	44,957
FNMA	6.50	8-1-2028	60,036	62,702
FNMA	6.50	5-1-2031	184,649	209,098
FNMA	7.00	11-1-2017	4,319	4,365
FNMA	7.06	11-1-2024	32,229	32,766
FNMA	7.06	12-1-2024	28,890	29,081
FNMA	7.06	3-1-2025	53,525	55,626
FNMA	7.06	3-1-2025	7,028	7,058
FNMA	7.06	4-1-2025	19,897	19,985
FNMA	7.06	1-1-2027	51,146	52,692
FNMA	7.50	1-1-2031	74,449	81,822
FNMA	7.50	1-1-2033	246,948	279,830
FNMA	7.50	5-1-2033	192,872	217,810
FNMA	7.50	5-1-2033	186,723	206,869
FNMA	7.50	6-1-2033	33,574	34,087
FNMA	7.50	7-1-2033	50,266	53,019
FNMA	7.50	8-1-2033	104,349	113,390
FNMA	8.00	12-1-2026	90,539	101,082
FNMA	8.00	2-1-2030	200	202
FNMA	8.00	3-1-2030	309	342
FNMA	8.00	7-1-2031	34,244	34,778
FNMA	8.00	5-1-2033	197,513	224,890
FNMA	8.50	10-1-2026	7,262	7,919
FNMA	8.50	6-1-2030	52,558	55,822
FNMA	8.51	8-15-2024	55,854	61,599
FNMA	9.00	7-1-2030	3,056	3,074
FNMA	10.00	1-20-2021	12,304	12,562
FNMA	11.00	1-1-2018	2,102	2,133
FNMA Series 1989-74 Class J	9.80	10-25-2019	9,687	10,456
FNMA Series 1989-96 Class H	9.00	12-25-2019	3,916	4,198
FNMA Series 1992-39 Class FA ±	2.06	3-25-2022	147,631	147,482

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1992-45 Class F ±	2.06%	4-25-2022	$24,424	$23,987
FNMA Series 1992-87 Class Z	8.00	5-25-2022	15,792	17,264
FNMA Series 1993-113 Class FA ±	1.61	7-25-2023	95,459	94,719
FNMA Series 1993-247 Class FM ±	1.80	12-25-2023	416,786	427,237
FNMA Series 1994-14 Class F ±	2.20	10-25-2023	207,069	214,035
FNMA Series 1998-T02 Class A5 ±	5.42	1-25-2032	168,114	169,399
FNMA Series 2001-50 Class BA	7.00	10-25-2041	201,140	229,917
FNMA Series 2001-63 Class FD ±	1.15	12-18-2031	210,870	214,148
FNMA Series 2001-81 Class F ±	1.13	1-25-2032	86,073	87,524
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	159,077	182,903
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	3,379,892	3,949,157
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	255,533	307,274
FNMA Series 2001-T12 Class A4 ±	3.77	8-25-2041	6,091,604	6,261,748
FNMA Series 2001-W01 Class AV1 ±	0.82	8-25-2031	73,648	71,603
FNMA Series 2001-W03 Class A ±	6.49	9-25-2041	648,809	714,033
FNMA Series 2002-05 Class FD ±	1.48	2-25-2032	236,900	242,654
FNMA Series 2002-33 Class A4 ±	4.91	11-25-2030	154,292	160,102
FNMA Series 2002-59 Class F ±	0.98	9-25-2032	538,855	539,152
FNMA Series 2002-66 Class A3 ±	3.44	4-25-2042	9,210,638	9,716,501
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,546,423	1,866,808
FNMA Series 2002-T12 Class A5 ±	3.97	10-25-2041	2,160,612	2,244,686
FNMA Series 2002-T18 Class A5 ±	3.91	5-25-2042	3,788,087	3,922,395
FNMA Series 2002-T19 Class A4 ±	3.66	3-25-2042	217,802	229,985
FNMA Series 2002-W01 Class 3A ±	3.33	4-25-2042	1,369,608	1,396,485
FNMA Series 2002-W04 Class A6 ±	3.64	5-25-2042	2,348,007	2,440,834
FNMA Series 2003-07 Class A2 ±	2.88	5-25-2042	1,007,663	1,026,094
FNMA Series 2003-17 Class FN ±	0.88	3-25-2018	136,784	136,668
FNMA Series 2003-63 Class A8 ±	3.04	1-25-2043	1,481,837	1,530,175
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	459,332	534,994
FNMA Series 2003-W04 Class 5A ±	3.27	10-25-2042	1,213,858	1,232,826
FNMA Series 2003-W08 Class 4A ±	3.51	11-25-2042	1,742,721	1,825,542
FNMA Series 2003-W09 Class A ±	0.82	6-25-2033	2,545,081	2,494,517
FNMA Series 2003-W10 Class 2A ±	3.31	6-25-2043	3,382,553	3,524,219
FNMA Series 2003-W18 Class 2A ±	3.67	6-25-2043	11,671,184	12,369,959
FNMA Series 2004-31 Class FG ±	0.98	8-25-2033	325,518	326,230
FNMA Series 2004-38 Class FT ±	1.01	10-25-2033	203,811	204,701
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	614,055	710,012
FNMA Series 2004-T03 Class 2A ±	3.47	8-25-2043	1,974,663	2,064,972
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	337,957	389,919
FNMA Series 2004-W01 Class 3A ±	3.73	1-25-2043	106,066	113,073
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	172,115	195,376
FNMA Series 2004-W12 Class 2A ±	3.71	6-25-2044	5,972,888	6,283,080
FNMA Series 2004-W15 Class 3A ±	3.00	6-25-2044	7,756,159	7,966,197
FNMA Series 2005-57 Class EG ±	0.88	3-25-2035	393,876	394,207
FNMA Series 2005-W03 Class 3A ±	3.00	4-25-2045	1,611,213	1,745,867
FNMA Series 2006-15 Class FW ±	0.88	1-25-2036	297,526	298,822
FNMA Series 2006-W01 Class 3A ±	2.55	10-25-2045	7,123,192	7,447,465
FNMA Series 2007-95 Class A2 ±	0.83	8-27-2036	629,410	627,232
FNMA Series 2012-47 Class FW ±	2.28	5-25-2027	670,094	694,675
FNMA Series 2013-M11 Class FA ±	0.91	1-25-2018	367,374	367,861
FNMA Series G92-20 Class FB ±	2.06	4-25-2022	22,432	22,338
FNMA Series G93-1 Class K	6.68	1-25-2023	412,196	447,540
FNMA Series G93-19 Class FD ±	1.61	4-25-2023	318,926	317,256
GNMA ±	2.41	8-20-2062	6,466,252	6,744,882
GNMA ±	2.43	9-20-2062	2,150,058	2,243,497
GNMA	6.45	4-20-2025	45,388	51,614
GNMA	6.45	5-20-2025	11,927	12,164
GNMA	6.45	9-20-2025	41,635	49,024
GNMA	6.50	6-20-2034	78,402	80,777
GNMA	6.50	8-20-2034	525,085	584,679
GNMA	6.50	8-20-2034	110,152	115,345
GNMA	6.75	2-15-2029	84,294	96,245
GNMA	7.00	7-20-2034	58,813	60,229
GNMA	7.25	8-15-2017	1,085	1,088
GNMA	7.25	8-15-2017	1,970	1,975
GNMA	7.25	9-15-2017	4,525	4,557
GNMA	7.25	10-15-2017	7,289	7,335
GNMA	7.25	10-15-2017	1,851	1,861

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA		7.25%	11-15-2017	$1,195	$1,198
GNMA		7.25	1-15-2018	3,138	3,148
GNMA		7.25	2-15-2018	5,859	5,907
GNMA		7.25	5-15-2018	3,799	3,811
GNMA		9.00	7-15-2017	1,469	1,474
GNMA		9.00	3-15-2020	1,985	2,016
GNMA		9.00	8-15-2021	350	351
GNMA		9.00	8-20-2024	220	233
GNMA		9.00	9-20-2024	1,127	1,178
GNMA		9.00	10-20-2024	314	315
GNMA		9.00	11-20-2024	153	154
GNMA		9.00	1-20-2025	6,115	6,902
GNMA		9.00	2-20-2025	19,528	21,926
GNMA Series 2011-H12 Class FA ±		1.02	2-20-2061	2,697,557	2,685,546
GNMA Series 2011-H17 Class FA ±		1.06	6-20-2061	1,337,022	1,332,763
GNMA Series 2013-H13 Class FS ±		1.53	6-20-2063	3,507,162	3,561,532

Total Agency Securities (Cost $875,517,688)					885,804,353

		Yield		Shares

Short-Term Investments : 1.96%

Investment Companies : 1.96%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31		17,872,055	17,872,055

Total Short-Term Investments (Cost $17,872,055)					17,872,055

Total investments in securities (Cost $893,389,743) *	99.24%				903,676,408

Other assets and liabilities, net	0.76				6,939,829

Total net assets	100.00%				$910,616,237

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $894,037,444 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,212,060
Gross unrealized losses	(2,573,096)

Net unrealized gains	$9,638,964

Abbreviations:
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$163,953,384	$0	$163,953,384
Asset-backed securities	0	221,430,044	0	221,430,044
Corporate bonds and notes	0	533,756,851	0	533,756,851
Municipal obligations	0	98,839,207	0	98,839,207
Non-agency mortgage-backed securities	0	248,833,753	0	248,833,753
Yankee corporate bonds and notes	0	316,284,534	0	316,284,534
Short-term investments
Investment companies	36,840,567	0	0	36,840,567
U.S. Treasury securities	1,949,889	0	0	1,949,889

	38,790,456	1,583,097,773	0	1,621,888,229
Futures contracts	158,596	0	0	158,596

Total assets	$38,949,052	$1,583,097,773	$0	$1,622,046,825

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended November 30, 2016, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized gains
3-31-2017	JPMorgan	2,030 Short	2-Year U.S. Treasury Notes	$440,129,375	$90,132

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Agency securities	$0	$885,804,353	$0	$885,804,353
Short-term investments
Investment companies	17,872,055	0	0	17,872,055

Total assets	$17,872,055	$885,804,353	$0	$903,676,408

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investment — November 30, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 9.82%

Consumer Discretionary : 0.46%

Auto Components : 0.10%
Gentex Corporation	30,000	$554,700

Household Durables : 0.36%
Harman International Industries Incorporated	8,000	874,960
Leggett & Platt Incorporated	15,000	720,900
Newell Rubbermaid Incorporated	10,000	470,100

		2,065,960

Consumer Staples : 0.46%

Food Products : 0.30%

ConAgra Foods Incorporated	35,000	1,284,150
Lamb Weston Holdings Incorporated †	11,666	390,578

		1,674,728

Personal Products : 0.16%
The Estee Lauder Companies Incorporated Class A	12,000	932,400

Energy : 4.09%

Oil, Gas & Consumable Fuels : 4.09%
EOG Resources Incorporated	5,000	512,600
EQT Corporation	5,000	350,400
Kinder Morgan Incorporated	225,000	4,995,000
Plains All American Pipeline LP	200,000	6,590,000
Tesoro Logistics LP	85,000	4,006,050
The Williams Companies Incorporated	220,000	6,754,000

		23,208,050

Health Care : 0.30%

Biotechnology : 0.02%
Shire plc ADR	741	129,379

Health Care Equipment & Supplies : 0.04%
West Pharmaceutical Services Incorporated	3,000	243,450

Pharmaceuticals : 0.24%
Eli Lilly & Company	20,000	1,342,400

Industrials : 0.80%

Aerospace & Defense : 0.64%
Huntington Ingalls Industries Incorporated	5,000	893,800
Raytheon Company	10,000	1,495,400
TransDigm Group Incorporated	5,000	1,257,150

		3,646,350

Machinery : 0.16%
John Bean Technologies Corporation	10,000	902,000

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo High Yield Bond Fund

Security name			Shares	Value
Information Technology : 1.94%

Internet Software & Services : 0.11%
Akamai Technologies Incorporated †			9,000	$600,300

IT Services : 0.35%
Leidos Holdings Incorporated			10,000	512,000
NeuStar Incorporated Class A «†			60,000	1,455,000

				1,967,000

Semiconductors & Semiconductor Equipment : 1.48%
Broadcom Limited			30,000	5,114,700
Microsemi Corporation †			5,000	273,750
QUALCOMM Incorporated			5,000	340,650
Xilinx Incorporated			50,000	2,699,000

				8,428,100

Materials : 0.28%

Chemicals : 0.28%
Celanese Corporation Series A			20,000	1,586,400

Real Estate : 1.30%

Equity REITs : 1.30%
Crown Castle International Corporation			65,000	5,424,900
Equinix Incorporated			3,000	1,016,280
Saul Centers Incorporated			15,000	952,350

				7,393,530

Utilities : 0.19%

Gas Utilities : 0.19%
Atmos Energy Corporation			15,000	1,066,800

Total Common Stocks (Cost $51,685,351)				55,741,547

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 78.02%

Consumer Discretionary : 9.75%

Auto Components : 2.02%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,000,000	1,007,500
Dana Holding Corporation	5.50	12-15-2024	2,000,000	2,010,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	2,500,000	2,553,125
Tenneco Incorporated	5.00	7-15-2026	6,000,000	5,897,040

				11,467,665

Diversified Consumer Services : 0.31%
Avis Budget Car Rental LLC / Avis Budget Finance Incorporated 144A	6.38	4-1-2024	1,800,000	1,786,500

Hotels, Restaurants & Leisure : 0.55%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,115,000

Household Durables : 1.42%
KB Home	7.50	9-15-2022	3,000,000	3,195,000
Lennar Corporation	4.75	5-30-2025	2,500,000	2,393,750

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Newell Brands Incorporated	5.00%	11-15-2023	$2,300,000	$2,457,074

				8,045,824

Media : 2.53%

CCO Holdings LLC 144A	5.75	2-15-2026	3,000,000	3,082,500
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	2,940,000
McGraw-Hill Global Education Holdings LLC 144A «	7.88	5-15-2024	5,500,000	5,417,500
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	2,962,500

				14,402,500

Specialty Retail : 2.92%

Group 1 Automotive Incorporated	5.00	6-1-2022	3,065,000	2,988,375
Penske Auto Group Incorporated	5.75	10-1-2022	8,200,000	8,384,500
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	5,000,000	5,187,500

				16,560,375

Consumer Staples : 3.79%

Food Products : 3.42%
Dean Foods Company 144A	6.50	3-15-2023	5,000,000	5,200,000
Post Holdings Incorporated 144A	5.00	8-15-2026	15,000,000	14,227,500

				19,427,500

Household Products : 0.37%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,075,000

Energy : 2.37%

Oil, Gas & Consumable Fuels : 2.37%
Crestwood Midstream Partners LP	6.13	3-1-2022	2,500,000	2,525,000
ONEOK Incorporated	4.25	2-1-2022	2,000,000	1,955,000
ONEOK Incorporated	7.50	9-1-2023	2,000,000	2,263,760
Plains All American Pipeline LP	3.85	10-15-2023	1,000,000	975,339
Tennessee Gas Pipeline Company	7.00	3-15-2027	5,000,000	5,762,585

				13,481,684

Financials : 1.69%

Banks : 0.53%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	3,001,500

Consumer Finance : 0.58%

Navient Corporation	5.88	10-25-2024	1,000,000	925,000
SLM Corporation «	5.50	1-25-2023	2,500,000	2,375,000

				3,300,000

Insurance : 0.58%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	3,270,000

Health Care : 9.73%

Biotechnology : 0.25%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,500,000	1,425,000

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies : 1.82%
Halyard Health Incorporated	6.25%	10-15-2022	$1,000,000	$1,022,500
Teleflex Incorporated	4.88	6-1-2026	9,415,000	9,320,850

				10,343,350

Health Care Providers & Services : 6.77%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	7,300,000	7,227,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	5,000,000	4,875,000
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	1,975,000
HCA Incorporated	4.75	5-1-2023	6,000,000	6,045,000
HCA Incorporated	5.38	2-1-2025	2,500,000	2,446,875
HealthSouth Corporation	5.13	3-15-2023	5,000,000	4,925,000
HealthSouth Corporation	5.75	11-1-2024	4,000,000	4,010,000
Kindred Healthcare Incorporated	8.75	1-15-2023	4,000,000	3,560,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,357,795

				38,421,670

Health Care Technology : 0.35%
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	1,970,000

Life Sciences Tools & Services : 0.54%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	3,000,000	3,058,500

Industrials : 17.55%

Aerospace & Defense : 6.88%

DigitalGlobe Incorporated 144A	5.25	2-1-2021	3,000,000	3,000,000
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	6,500,000	6,646,250
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,087,500
Orbital ATK Incorporated	5.50	10-1-2023	4,114,000	4,247,705
TransDigm Group Incorporated 144A	6.38	6-15-2026	16,200,000	16,483,500
TransDigm Group Incorporated	6.50	5-15-2025	3,500,000	3,605,000

				39,069,955

Commercial Services & Supplies : 0.51%
West Corporation 144A	5.38	7-15-2022	3,000,000	2,891,250

Machinery : 4.13%

Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,287,890
SPX FLOW Incorporated 144A	5.63	8-15-2024	3,750,000	3,684,375
SPX FLOW Incorporated 144A	5.88	8-15-2026	13,500,000	13,196,250
Terex Corporation	6.00	5-15-2021	2,250,000	2,278,125

				23,446,640

Trading Companies & Distributors : 6.03%

HD Supply Incorporated 144A	5.75	4-15-2024	13,582,000	13,887,591
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,105,000
Wesco Distribution Incorporated 144A	5.38	6-15-2024	17,245,000	17,245,000

				34,237,591

Information Technology : 13.06%

Communications Equipment : 2.21%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,393,520
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	4,165,000

				12,558,520

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components : 0.81%
Belden Incorporated 144A	5.50%	9-1-2022	$4,500,000	$4,590,000

IT Services : 1.43%
NeuStar Incorporated «	4.50	1-15-2023	8,850,000	8,108,813

Semiconductors & Semiconductor Equipment : 3.65%
Micron Technology Incorporated	5.50	2-1-2025	7,900,000	7,761,750
Micron Technology Incorporated 144A	5.63	1-15-2026	6,750,000	6,581,250
Microsemi Corporation 144A	9.13	4-15-2023	5,500,000	6,366,250

				20,709,250

Software : 1.22%
Nuance Communications Company 144A	6.00	7-1-2024	6,760,000	6,945,900

Technology Hardware, Storage & Peripherals : 3.74%
Diebold Incorporated	8.50	4-15-2024	17,200,000	17,982,600
Western Digital Corporation 144A	7.38	4-1-2023	3,000,000	3,240,000

				21,222,600

Materials : 11.06%

Chemicals : 7.40%

A. Schulman Incorporated 144A	6.88	6-1-2023	12,000,000	12,300,000
Olin Corporation	5.50	8-15-2022	8,275,000	8,399,125
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	7,172,438
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	1,000,000	1,057,500
Tronox Finance LLC	6.38	8-15-2020	11,400,000	10,388,250
Valvoline Incorporated 144A	5.50	7-15-2024	2,630,000	2,715,475

				42,032,788

Containers & Packaging : 2.35%

Ball Corporation	4.00	11-15-2023	1,500,000	1,469,063
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	2,017,500
Berry Plastics Corporation	6.00	10-15-2022	4,000,000	4,205,000
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,025,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,090,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,552,500

				13,359,063

Metals & Mining : 0.48%
Steel Dynamics Incorporated «	5.50	10-1-2024	2,550,000	2,696,625

Paper & Forest Products : 0.83%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,711,025

Real Estate : 5.55%

Equity REITs : 5.55%

Equinix Incorporated	5.75	1-1-2025	8,193,000	8,449,031
Iron Mountain Incorporated 144A	5.38	6-1-2026	14,250,000	14,000,625
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,074,000
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	3,980,000

				31,503,656

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 2.68%

Diversified Telecommunication Services : 2.30%
Level 3 Financing Incorporated 144A	5.25%	3-15-2026	$13,265,000	$13,032,863

Wireless Telecommunication Services : 0.38%
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,160,000

Utilities : 0.79%

Electric Utilities : 0.79%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,495,313

Total Corporate Bonds and Notes (Cost $446,609,451)				442,923,920

Yankee Corporate Bonds and Notes : 9.62%

Consumer Discretionary : 2.88%

Auto Components : 1.44%
Adient Global Holdings Company 144A	4.88	8-15-2026	8,500,000	8,160,000

Automobiles : 0.52%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	3,000,000	2,973,750

Hotels, Restaurants & Leisure : 0.56%
International Game Technology 144A	6.50	2-15-2025	3,000,000	3,187,500

Media : 0.36%
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,055,000

Financials : 0.68%

Banks : 0.68%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	3,883,288

Health Care : 2.85%

Pharmaceuticals : 2.85%
Mallinckrodt plc 144A	5.50	4-15-2025	19,000,000	16,150,000

Industrials : 1.46%

Electrical Equipment : 1.46%
Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	3,082,470
Sensata Technologies BV 144A	5.63	11-1-2024	5,000,000	5,212,500

				8,294,970

Information Technology : 1.40%

Technology Hardware, Storage & Peripherals : 1.40%
Seagate HDD Cayman	4.75	6-1-2023	4,140,000	4,020,975
Seagate HDD Cayman	4.88	6-1-2027	4,500,000	3,945,456

				7,966,431

Telecommunication Services : 0.35%

Diversified Telecommunication Services : 0.35%
Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	1,980,000

Total Yankee Corporate Bonds and Notes (Cost $57,613,455)				54,650,939

6

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 4.59%

Investment Companies : 4.59%
Securities Lending Cash Investment LLC (l)(r)(u)		0.65%	17,591,937	$17,593,696
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31	8,447,942	8,447,942

Total Short-Term Investments (Cost $26,040,663)				26,041,638

Total investments in securities (Cost $581,948,920) *	102.05%			579,358,044

Other assets and liabilities, net	(2.05)			(11,644,956)

Total net assets	100.00%			$567,713,088

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $581,904,707 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,261,809
Gross unrealized losses	(13,808,472)

Net unrealized losses	(2,546,663)

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

7

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$2,620,660	$0	$0	$2,620,660
Consumer staples	2,607,128	0	0	2,607,128
Energy	23,208,050	0	0	23,208,050
Health care	1,715,229	0	0	1,715,229
Industrials	4,548,350	0	0	4,548,350
Information technology	10,995,400	0	0	10,995,400
Materials	1,586,400	0	0	1,586,400
Real estate	7,393,530	0	0	7,393,530
Utilities	1,066,800	0	0	1,066,800
Corporate bonds and notes	0	442,923,920	0	442,923,920
Yankee corporate bonds and notes	0	54,650,939	0	54,650,939
Short-term investments
Investment companies	8,447,942	0	0	8,447,942
Investments measured at net asset value *				17,593,696

Total assets	$64,189,489	$497,574,859	$0	$579,358,044

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $17,593,696 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Conservative Income Bond Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 23.85%
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98%	3-15-2018	$759,427	$759,437
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	1,118,380	1,119,128
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	760,126	760,399
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2A	1.52	6-10-2019	2,004,393	2,006,425
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	5,448,992	5,454,116
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	2,978,926	2,978,266
BMW Vehicle Lease Trust Series 2016-1 Class A2B ±	1.06	1-22-2018	2,605,021	2,608,619
BMW Vehicle Lease Trust Series 2016-2 Class A2	1.23	1-22-2019	2,115,000	2,116,093
California Republic Auto Receivables Trust Series 2014-3 Class A3	1.09	11-15-2018	278,935	278,929
California Republic Auto Receivables Trust Series 2016-1 Class A2	1.50	12-17-2018	3,355,168	3,358,372
CarMax Auto Owner Trust Series 2014-2 Class A3	0.98	1-15-2019	2,162,470	2,161,013
CarMax Auto Owner Trust Series 2015-2 Class A2A	0.82	6-15-2018	72,516	72,495
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	2,922,909	2,923,722
CarMax Auto Owner Trust Series 2016-3 Class A2	1.17	8-15-2019	2,500,000	2,498,386
CarMax Auto Owner Trust Series 2016-4 Class A2	1.21	11-15-2019	1,800,000	1,797,688
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	473,906	473,105
Chase Issuance Trust Series 2007-A3 Class A3	5.23	4-15-2019	2,250,000	2,268,299
Chase Issuance Trust Series 2014-A1 Class A1	1.15	1-15-2019	7,000,000	7,000,615
Chase Issuance Trust Series 2016-A7 Class A7	1.06	9-16-2019	2,000,000	1,998,166
Citibank Credit Card Issuance Trust Series 2014-A4 Class A4	1.23	4-24-2019	1,555,000	1,556,027
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	177,097	177,069
Evergreen Credit Card Trust Series 2016-1 Class A 144A ±	1.26	4-15-2020	5,000,000	5,020,063
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	118,012	117,975
Ford Credit Auto Owner Trust Series 2016-A Class A2A	1.12	12-15-2018	1,635,796	1,636,314
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	962,457	962,440
GM Financial Automobile Leasing Trust Series 2014-3 Class A2A	1.17	6-20-2018	2,655,243	2,655,498
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	477,929	477,911
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	1,000,000	999,831
Golden Credit Card Trust Series 2012-4A Class A 144A	1.39	7-15-2019	4,000,000	4,004,791
Golden Credit Card Trust Series 2015-1A Class A 144A±	0.98	2-15-2020	3,090,000	3,094,607
Harley-Davidson Motorcycle Trust Series 2014-1 Class A3	1.10	9-15-2019	1,669,925	1,669,830
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.09	6-15-2019	2,600,000	2,599,678
Honda Auto Receivables Owner Trust Series 2015-4 Class A2	0.82	7-23-2018	617,594	617,165
Hyundai Auto Lease Securitization Trust Series 2015-A Class A2 144A	1.00	10-16-2017	11,806	11,805
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2B 144A ±	1.09	7-16-2018	3,696,878	3,705,034
Hyundai Auto Lease Securitization Trust Series 2016-A Class A3 144A	1.60	7-15-2019	2,000,000	2,005,427
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	1,354,365	1,353,725
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	1,309,183	1,308,214
John Deere Owner Trust Series 2015-A Class A2A	0.87	2-15-2018	319,804	319,706
Mercedes Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	725,414	725,433
Mercedes-Benz Auto Lease Trust Series 2015-B Class A2A	1.00	1-16-2018	698,997	698,901
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A	0.82	6-15-2018	499,304	499,011
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A2A	1.11	3-15-2019	4,000,000	3,999,319
MMAF Equipment Finance LLC Series 2015-AA Class A2 144A	0.96	9-18-2017	155,411	155,394
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	2,850,000	2,851,286
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	585,337	585,655
Nissan Auto Receivables Owner Trust Series 2016-A Class A2B ±	0.89	2-15-2019	3,465,683	3,469,931
Nissan Auto Receivables Owner Trust Series 2016-B Class A2A	1.05	4-15-2019	1,500,000	1,498,838
Oscar US Funding Trust Series 2015-1A Class A2A 144A	1.30	2-15-2018	465,886	465,607
Oscar US Funding Trust Series 2016-2A Class A2A 144A	2.31	11-15-2019	1,250,000	1,250,633
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 144A	0.79	11-21-2017	31,123	31,118
Securitized Term Auto Receivables Trust Series 2016-1A Class A2A 144A	1.28	11-26-2018	2,400,000	2,397,633
Smart Trust Series 2016-2US Class A2A	1.45	8-14-2019	8,000,000	7,952,000
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	271,508	271,497
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	1,900,000	1,898,969
Toyota Auto Receivables Owner Trust Series 2015-C Class A2A	0.92	2-15-2018	1,220,854	1,220,500
Toyota Auto Receivables Owner Trust Series 2016-A Class A3	1.25	3-16-2020	4,086,000	4,081,116
Trillium Credit Card Trust II Series 2016-1A Class A 144A±	1.25	5-26-2021	6,650,000	6,682,586
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	3,800,000	3,781,728
Volkswagen Auto Lease Trust Series 2015-A Class A2A	0.87	6-20-2017	14,071	14,068
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	6,090,000	6,095,631
World Omni Auto Receivables Trust Series 2015-A Class A2A	1.06	5-15-2018	1,614,846	1,614,311
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A	0.79	7-16-2018	7,899	7,898

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
World Omni Automobile Lease Securitization Trust Series 2016-A Class A2A	1.20%	2-15-2019	$4,000,000	$3,995,622

Total Asset-Backed Securities (Cost $133,172,144)				133,171,068

Corporate Bonds and Notes : 27.00%

Consumer Discretionary : 0.90%

Media : 0.90%
NBCUniversal Enterprise Incorporated 144A	1.66	4-15-2018	5,000,000	5,005,650

Energy : 1.97%

Oil, Gas & Consumable Fuels : 1.97%
Chevron Corporation ±	1.08	11-15-2017	5,320,000	5,326,310
Chevron Corporation ±	1.41	5-16-2018	1,700,000	1,707,126
Exxon Mobil Corporation ±	1.54	2-28-2018	3,920,000	3,947,232

				10,980,668

Financials : 23.77%

Banks : 6.59%
Bank of America Corporation NA	1.65	3-26-2018	4,250,000	4,253,574
Branch Banking & Trust Company	2.05	6-19-2018	3,500,000	3,519,674
Credit Suisse New York ±	1.57	4-27-2018	2,500,000	2,498,795
Credit Suisse New York ±	1.58	1-29-2018	1,750,000	1,755,093
Credit Suisse New York ±	2.14	3-8-2018	2,500,000	2,509,300
HSBC USA Incorporated	1.63	1-16-2018	5,000,000	4,995,270
HSBC USA Incorporated ±	1.65	8-7-2018	2,000,000	1,998,246
HSBC USA Incorporated	1.70	3-5-2018	2,000,000	1,996,288
JPMorgan Chase & Company ±	1.49	3-22-2019	4,000,000	4,031,744
JPMorgan Chase & Company	1.80	1-25-2018	4,750,000	4,752,280
Manufacturers & Traders Trust Company	1.45	3-7-2018	1,250,000	1,247,192
PNC Bank NA ±	1.26	6-1-2018	500,000	500,642
U.S. Bank NA ±	1.47	1-29-2018	2,750,000	2,758,044

				36,816,142

Capital Markets : 2.11%

Eaton Vance Corporation	6.50	10-2-2017	1,100,000	1,146,330
Goldman Sachs Group Incorporated ±	1.92	4-25-2019	4,000,000	4,028,600
Morgan Stanley ±	2.26	2-1-2019	6,500,000	6,602,453

				11,777,383

Consumer Finance : 5.87%

American Honda Finance Corporation ±	1.10	9-20-2017	4,880,000	4,895,255
BMW US Capital LLC 144A ±	1.26	9-13-2019	8,000,000	7,993,648
Daimler Finance North America LLC 144A ±	1.50	10-30-2019	2,000,000	2,004,956
Daimler Finance North America LLC 144A ±	1.60	7-5-2019	5,000,000	5,027,125
Nissan Motor Acceptance Corporation 144A ±	1.66	4-6-2018	3,000,000	3,017,328
Nissan Motor Acceptance Corporation 144A ±	1.85	3-8-2019	5,000,000	5,047,590
Toyota Motor Credit Corporation ±	1.24	4-6-2018	3,000,000	3,007,329
Toyota Motor Credit Corporation	1.75	5-22-2017	1,752,000	1,758,116

				32,751,347

Diversified Financial Services : 2.16%

AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,013,964
Murray Street Investment Trust I	4.65	3-9-2017	3,000,000	3,023,310
NYSE Holdings LLC	2.00	10-5-2017	5,000,000	5,036,785

				12,074,059

2

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 7.04%
Berkshire Hathaway Finance Corporation ±	1.38%	3-7-2018	$7,000,000	$7,037,926
Jackson National Life Global Funding Company 144A ±	1.46	10-13-2017	2,000,000	2,004,202
Metropolitan Life Global Funding 144A	1.35	9-14-2018	2,000,000	1,988,588
Metropolitan Life Global Funding I 144A	1.30	4-10-2017	6,000,000	6,003,396
Metropolitan Life Global Funding I 144A	1.50	1-10-2018	473,000	473,281
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	5,618,000	5,777,489
Pricoa Global Funding 1 144A	1.35	8-18-2017	5,545,000	5,549,358
Principal Life Global Funding II 144A	1.20	5-19-2017	460,000	460,088
Principal Life Global Funding II 144A ±	1.34	12-1-2017	4,000,000	4,016,148
Protective Life Global Funding 144A ±	1.39	6-8-2018	6,000,000	6,009,624

				39,320,100

Information Technology : 0.36%

Communications Equipment : 0.36%
Cisco Systems Incorporated ±	0.96	6-15-2018	2,000,000	2,005,098

Total Corporate Bonds and Notes (Cost $150,326,211)				150,730,447

Municipal Obligations : 7.54%

California : 2.46%
California Industry Public Facilities Authority Series A (Tax Revenue, AGM Insured)	1.76	1-1-2017	2,500,000	2,501,075
Oakland-Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	1.25	2-1-2017	2,250,000	2,249,730
University of California Series Y-1 (Education Revenue) ±	1.03	7-1-2041	8,985,000	8,986,168

				13,736,973

Colorado : 0.59%

Denver City & County CO Taxable Refunding & Improvement Bonds Series B (Tax Revenue)	2.70	8-1-2017	3,250,000	3,284,873

Kentucky : 0.89%

Kentucky Municipal Power Agency Series B002 (Utilities Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144Aø	1.00	9-1-2037	5,000,000	5,000,000

Michigan : 0.66%

Detroit MI Finance Authority Sub Series H-3 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.39	11-1-2017	3,690,000	3,683,690

New York : 2.94%

Nassau County NY Series A (GO Revenue)	1.20	12-15-2016	4,000,000	3,999,720
Nassau County NY Series C (GO Revenue)	1.10	12-15-2016	5,000,000	4,999,450
Nassau County NY Series C (GO Revenue)	1.13	12-15-2016	1,400,000	1,399,972
New York Housing Finance Agency 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC) ø	1.05	5-1-2050	6,000,000	6,000,000

				16,399,142

Total Municipal Obligations (Cost $42,104,154)				42,104,678

Non-Agency Mortgage-Backed Securities : 0.21%
Bank of America Commercial Mortgage Trust Series 2007-1 Class A4	5.45	1-15-2049	138,611	138,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	563,943	566,895
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A2	2.21	5-15-2045	485,898	486,781

Total Non-Agency Mortgage-Backed Securities (Cost $1,198,852)				1,192,107

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 15.52%

Energy : 1.79%

Oil, Gas & Consumable Fuels : 1.79%
CNPC General Capital Limited 144A±	1.80%	5-14-2017	$1,000,000	$999,504
Schlumberger Investment SA 144A	1.25	8-1-2017	4,000,000	3,997,960
TransCanada PipeLines Limited	1.63	11-9-2017	5,000,000	5,003,860

				10,001,324

Financials : 12.71%

Banks : 10.85%
Australia & New Zealand Banking Group Limited 144A ±	1.66	9-23-2019	5,000,000	5,000,000
Banco Santander Chile 144A ±	1.78	4-11-2017	1,250,000	1,246,875
Bank of Tokyo-Mitsubishi UFJ Limited 144A ±	1.88	9-14-2018	1,250,000	1,258,313
Banque Federative du Credit Mutuel SA 144A ±	1.73	1-20-2017	1,000,000	1,001,262
Canadian Imperial Bank of Commerce ±	1.36	9-6-2019	5,000,000	5,002,730
Export-Import Bank of Korea ±	1.63	1-14-2017	1,400,000	1,400,763
Export-Import Bank of Korea ±	1.64	5-26-2019	4,000,000	4,009,200
Export-Import Bank of Korea	4.00	1-11-2017	1,000,000	1,002,398
Industrial & Commercial Bank of China Limited ±	2.09	11-13-2017	1,500,000	1,504,310
ING Bank NV 144A ±	1.52	8-15-2019	5,000,000	4,995,445
Kookmin Bank 144A ±	1.76	1-27-2017	2,000,000	2,001,184
Macquarie Bank Limited 144A	1.60	10-27-2017	2,000,000	2,000,280
Macquarie Bank Limited 144A ±	1.65	3-24-2017	1,000,000	1,001,232
National Australia Bank Limited 144A ±	1.52	7-23-2018	1,750,000	1,755,898
Nordea Bank AB 144A ±	1.70	9-17-2018	2,200,000	2,215,000
Rabobank Nederland NV ±	1.40	8-9-2019	7,000,000	7,012,348
Royal Bank of Canada ±	1.59	4-15-2019	3,000,000	3,014,313
Santander UK Group Holdings plc ±	1.36	3-13-2017	500,000	500,136
Skandinaviska Enskilda 144A	1.75	3-19-2018	4,000,000	3,995,128
Sumitomo Mitsui Trust Bank Limited ±	1.55	10-19-2018	4,600,000	4,615,907
Sumitomo Mitsui Trust Bank Limited 144A ±	1.79	10-18-2019	6,000,000	6,026,280

				60,559,002

Diversified Financial Services : 1.86%
Caisse Centrale Desjardins du Quebec 144A	1.55	9-12-2017	2,500,000	2,501,498
Caisse Centrale Desjardins du Quebec 144A ±	1.55	1-29-2018	3,760,000	3,755,902
UBS AG	1.38	6-1-2017	2,120,000	2,120,059
UBS AG ±	1.56	3-26-2018	2,000,000	2,007,200

				10,384,659

Telecommunication Services : 1.02%

Wireless Telecommunication Services : 1.02%
America Movil SAB de CV	5.63	11-15-2017	5,500,000	5,697,098

Total Yankee Corporate Bonds and Notes (Cost $86,585,522)				86,642,083

Short-Term Investments : 29.54%

Certificates of Deposit : 3.05%

Credit Suisse New York ±	2.14	3-8-2018	1,000,000	1,005,100
The Norinchukin Bank New York	1.40	6-9-2017	5,000,000	5,004,599
The Norinchukin Bank New York	1.40	6-9-2017	3,000,000	3,002,059
Toronto-Dominion Bank ±	1.34	9-1-2017	8,000,000	8,000,000

				17,011,758

Commercial Paper : 26.46%

Alpine Securitization Limited 144A(p)(z)	1.01	2-10-2017	7,000,000	6,988,660
Alpine Securitization Limited 144A(p)(z)	1.19	3-9-2017	9,950,000	9,923,568
Atlantic Asset Securitization LLC 144A(p)(z)	0.97	3-3-2017	1,750,000	1,745,741
Atlantic Asset Securitization LLC 144A(p)(z)	1.01	2-21-2017	8,750,000	8,732,187
Bank of Tokyo-Mitsubishi UFJ Limited (z)	1.32	7-25-2017	2,000,000	1,982,330

4

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Bedford Row Funding Corporation 144A(p)(z)		1.24%	3-27-2017	$10,000,000	$9,967,240
CAFCO LLC 144A(p)(z)		1.21	2-22-2017	11,000,000	10,977,157
Cedar Springs Capital Company 144A(p)(z)		1.04	2-9-2017	9,700,000	9,684,638
Charta LLC 144A(p)(z)		0.92	3-2-2017	8,250,000	8,230,224
Collateralized Commercial Paper Company LLC 144A(z)		1.11	4-24-2017	6,850,000	6,817,581
Lexington Parker Capital Company LLC 144A(p)(z)		0.97	2-10-2017	13,000,000	12,978,940
LMA Americas LLC 144A(p)(z)		0.51	12-2-2016	950,000	949,976
LMA Americas LLC 144A(p)(z)		0.83	2-2-2017	3,000,000	2,995,163
LMA Americas LLC 144A(p)(z)		1.09	2-6-2017	2,000,000	1,996,475
Metlife Short Term Fund 144A(z)		1.00	5-8-2017	5,000,000	4,973,169
Old Line Funding LLC 144A(p)(z)		1.14	2-21-2017	6,500,000	6,487,217
Ontario Teachers Finance Trust 144A(z)		1.18	4-17-2017	4,000,000	3,984,575
Ontario Teachers Finance Trust 144A(z)		1.23	4-26-2017	5,000,000	4,979,093
Oversea-Chinese Banking Corporation Limited 144A(z)		1.08	5-2-2017	2,000,000	1,993,115
Prudential plc 144A(z)		0.95	4-24-2017	3,150,000	3,139,596
Prudential plc 144A(z)		1.05	8-8-2017	2,000,000	1,984,299
Sinochem Commercial Paper Company Limited (z)		0.87	12-12-2016	9,000,000	8,998,794
Sinochem Commercial Paper Company Limited (z)		1.19	7-27-2017	5,000,000	4,962,424
Versailles Commercial Paper LLC 144A(p)(z)		0.99	3-1-2017	8,800,000	8,779,224
Victory Receivables Corporation 144A(p)(z)		0.94	12-15-2016	3,500,000	3,499,242
					147,750,628

		Yield		Shares
Investment Companies : 0.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31		139,619	139,619

Total Short-Term Investments (Cost $164,856,065)					164,902,005

Total investments in securities (Cost $578,242,948) *	103.66%				578,742,388

Other assets and liabilities, net	(3.66)				(20,408,611)

Total net assets	100.00%				$558,333,777

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $578,243,342 and unrealized gains (losses) consists of:

Gross unrealized gains	$794,808
Gross unrealized losses	(295,762)

Net unrealized gains	$499,046

Abbreviations:
AGM	Assured Guaranty Municipal
GO	General obligation
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
plc	Public limited company

5

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$133,171,068	$0	$133,171,068
Corporate bonds and notes	0	150,730,447	0	150,730,447
Municipal obligations	0	42,104,678	0	42,104,678
Non-agency mortgage-backed securities	0	1,192,107	0	1,192,107
Yankee corporate bonds and notes	0	86,642,083	0	86,642,083
Short-term investments
Certificates of deposit	0	17,011,758	0	17,011,758
Commercial paper	0	147,750,628	0	147,750,628
Investment companies	139,619	0	0	139,619

Total assets	$139,619	$578,602,769	$0	$578,742,388

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Dow Jones Target Today Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 100.79%

Affiliated Master Portfolios : 100.79%
Wells Fargo Diversified Fixed Income Portfolio		$323,471,395
Wells Fargo Diversified Stock Portfolio		93,036,860
Wells Fargo Short-Term Investment Portfolio		179,751,212

Total Investment Companies (Cost $563,081,104)		596,259,467

Total investments in securities (Cost $563,081,104) *	100.79%	596,259,467

Other assets and liabilities, net	(0.79)	(4,684,664)

Total net assets	100.00%	$591,574,803

*	Cost for federal income tax purposes is $563,129,877 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,129,590
Gross unrealized losses	0

Net unrealized gains	$33,129,590

1

Wells Fargo Dow Jones Target Today (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	22

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $596,259,467 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2010 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 101.07%

Affiliated Master Portfolios : 101.07%
Wells Fargo Diversified Fixed Income Portfolio		$206,604,200
Wells Fargo Diversified Stock Portfolio		60,254,262
Wells Fargo Short-Term Investment Portfolio		85,699,354

Total Investment Companies (Cost $304,011,868)		352,557,816

Total investments in securities (Cost $304,011,868) *	101.07%	352,557,816

Other assets and liabilities, net	(1.07)	(3,716,679)

Total net assets	100.00%	$348,841,137

*	Cost for federal income tax purposes is $304,442,665 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,115,151
Gross unrealized losses	0

Net unrealized gains	$48,115,151

1

Wells Fargo Dow Jones Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	4%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	10

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $352,557,816 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2015 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 100.44%

Affiliated Master Portfolios : 100.44%
Wells Fargo Diversified Fixed Income Portfolio		$426,150,164
Wells Fargo Diversified Stock Portfolio		138,527,661
Wells Fargo Short-Term Investment Portfolio		44,034,422

Total Investment Companies (Cost $536,936,192)		608,712,247

Total investments in securities (Cost $536,936,192) *	100.44%	608,712,247

Other assets and liabilities, net	(0.44)	(2,642,285)

Total net assets	100.00%	$606,069,962

*	Cost for federal income tax purposes is $537,222,586 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,489,661
Gross unrealized losses	0

Net unrealized gains	$71,489,661

1

Wells Fargo Dow Jones Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	8%
Wells Fargo Diversified Stock Portfolio	2
Wells Fargo Short-Term Investment Portfolio	5

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $608,712,247 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2020 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 101.10%

Affiliated Master Portfolios : 101.10%
Wells Fargo Diversified Fixed Income Portfolio		$1,512,562,164
Wells Fargo Diversified Stock Portfolio		749,902,004
Wells Fargo Short-Term Investment Portfolio		95,557,486

Total Investment Companies (Cost $2,093,962,912)		2,358,021,654

Total investments in securities (Cost $2,093,962,912) *	101.10%	2,358,021,654

Other assets and liabilities, net	(1.10)	(25,705,782)

Total net assets	100.00%	$2,332,315,872

*	Cost for federal income tax purposes is $2,096,138,561 and unrealized gains (losses) consists of:

Gross unrealized gains	$261,883,093
Gross unrealized losses	0

Net unrealized gains	$261,883,093

1

Wells Fargo Dow Jones Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	28%
Wells Fargo Diversified Stock Portfolio	9
Wells Fargo Short-Term Investment Portfolio	11

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $2,358,021,654 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2025 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 100.26%

Affiliated Master Portfolios : 100.26%
Wells Fargo Diversified Fixed Income Portfolio		$1,156,933,618
Wells Fargo Diversified Stock Portfolio		985,372,336
Wells Fargo Short-Term Investment Portfolio		89,814,464

Total Investment Companies (Cost $1,939,325,732)		2,232,120,418

Total investments in securities (Cost $1,939,325,732) *	100.26%	2,232,120,418

Other assets and liabilities, net	(0.26)	(5,812,640)

Total net assets	100.00%	$2,226,307,778

*	Cost for federal income tax purposes is $1,941,028,564 and unrealized gains (losses) consists of:

Gross unrealized gains	$291,091,854
Gross unrealized losses	0

Net unrealized gains	$291,091,854

1

Wells Fargo Dow Jones Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	21%
Wells Fargo Diversified Stock Portfolio	12
Wells Fargo Short-Term Investment Portfolio	11

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $2,232,120,418 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2030 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 101.23%

Affiliated Master Portfolios : 101.23%
Wells Fargo Diversified Fixed Income Portfolio		$985,747,934
Wells Fargo Diversified Stock Portfolio		1,523,866,636
Wells Fargo Short-Term Investment Portfolio		104,316,864

Total Investment Companies (Cost $2,215,299,966)		2,613,931,434

Total investments in securities (Cost $2,215,299,966)*	101.23%	2,613,931,434

Other assets and liabilities, net	(1.23)	(31,718,936)

Total net assets	100.00%	$2,582,212,498

*	Cost for federal income tax purposes is $2,217,668,481 and unrealized gains (losses) consists of:

Gross unrealized gains	$396,262,953
Gross unrealized losses	0

Net unrealized gains	$396,262,953

1

Wells Fargo Dow Jones Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	18%
Wells Fargo Diversified Stock Portfolio	18
Wells Fargo Short-Term Investment Portfolio	13

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $2,613,931,434 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2035 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 100.19%

Affiliated Master Portfolios : 100.19%
Wells Fargo Diversified Fixed Income Portfolio		$339,756,873
Wells Fargo Diversified Stock Portfolio		952,020,533
Wells Fargo Short-Term Investment Portfolio		53,288,385

Total Investment Companies (Cost $1,132,351,688)		1,345,065,791

Total investments in securities (Cost $1,132,351,688)*	100.19%	1,345,065,791

Other assets and liabilities, net	(0.19)	(2,507,514)

Total net assets	100.00%	$1,342,558,277

*	Cost for federal income tax purposes is $1,132,454,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$212,611,582
Gross unrealized losses	0

Net unrealized gains	$212,611,582

1

Wells Fargo Dow Jones Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	11
Wells Fargo Short-Term Investment Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $1,345,065,791 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2040 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 101.36%
Affiliated Master Portfolios : 101.36%
Wells Fargo Diversified Fixed Income Portfolio		$300,219,348
Wells Fargo Diversified Stock Portfolio		1,586,186,479
Wells Fargo Short-Term Investment Portfolio		77,342,549

Total Investment Companies (Cost $1,618,258,261)		1,963,748,376

Total investments in securities (Cost $1,618,258,261)*	101.36%	1,963,748,376

Other assets and liabilities, net	(1.36)	(26,387,544)

Total net assets	100.00%	$1,937,360,832

*	Cost for federal income tax purposes is $1,619,629,146 and unrealized gains (losses) consists of:

Gross unrealized gains	$344,119,230
Gross unrealized losses	0

Net unrealized gains	$344,119,230

1

Wells Fargo Dow Jones Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	19
Wells Fargo Short-Term Investment Portfolio	9

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $1,963,748,376 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2045 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 100.41%
Affiliated Master Portfolios : 100.41%
Wells Fargo Diversified Fixed Income Portfolio		$70,917,768
Wells Fargo Diversified Stock Portfolio		718,553,696
Wells Fargo Short-Term Investment Portfolio		32,235,499

Total Investment Companies (Cost $695,393,894)		821,706,963

Total investments in securities (Cost $695,393,894)*	100.41%	821,706,963

Other assets and liabilities, net	(0.41)	(3,352,251)

Total net assets	100.00%	$818,354,712

*	Cost for federal income tax purposes is $695,046,168 and unrealized gains (losses) consists of:

Gross unrealized gains	$126,660,795
Gross unrealized losses	0

Net unrealized gains	$126,660,795

1

Wells Fargo Dow Jones Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	1%
Wells Fargo Diversified Stock Portfolio	9
Wells Fargo Short-Term Investment Portfolio	4

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $821,706,963 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2050 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 100.96%

Affiliated Master Portfolios : 100.96%
Wells Fargo Diversified Fixed Income Portfolio		$83,766,336
Wells Fargo Diversified Stock Portfolio		1,295,189,338
Wells Fargo Short-Term Investment Portfolio		56,207,854

Total Investment Companies (Cost $1,205,477,697)		1,435,163,528

Total investments in securities (Cost $1,205,477,697) *	100.96%	1,435,163,528
Other assets and liabilities, net	(0.96)	(13,600,508)

Total net assets	100.00%	$1,421,563,020

*	Cost for federal income tax purposes is $1,205,550,315 and unrealized gains (losses) consists of:

Gross unrealized gains	$229,613,213
Gross unrealized losses	0

Net unrealized gains	$229,613,213

1

Wells Fargo Dow Jones Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	2%
Wells Fargo Diversified Stock Portfolio	15
Wells Fargo Short-Term Investment Portfolio	7

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $1,435,163,528 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2055 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 100.03%

Affiliated Master Portfolios : 100.03%
Wells Fargo Diversified Fixed Income Portfolio		$17,249,632
Wells Fargo Diversified Stock Portfolio		270,129,996
Wells Fargo Short-Term Investment Portfolio		11,713,428

Total Investment Companies (Cost $274,640,482)		299,093,056

Total investments in securities (Cost $274,640,482) *	100.03%	299,093,056
Other assets and liabilities, net	(0.03)	(101,637)

Total net assets	100.00%	$298,991,419

*	Cost for federal income tax purposes is $274,153,293 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,939,763
Gross unrealized losses	0

Net unrealized gains	$24,939,763

1

Wells Fargo Dow Jones Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	3
Wells Fargo Short-Term Investment Portfolio	1

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $299,093,056 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Dow Jones Target 2060 Fund	Portfolio of investments — November 30, 2016 (unaudited)

Security name		Value
Investment Companies : 102.44%

Affiliated Master Portfolios : 102.44%
Wells Fargo Diversified Fixed Income Portfolio		$1,111,248
Wells Fargo Diversified Stock Portfolio		17,402,198
Wells Fargo Short-Term Investment Portfolio		754,598

Total Investment Companies (Cost $19,167,329)		19,268,044

Total investments in securities (Cost $19,167,329) *	102.44%	19,268,044
Other assets and liabilities, net	(2.44)	(459,432)

Total net assets	100.00%	$18,808,612

*	Cost for federal income tax purposes is $18,262,556 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,005,488
Gross unrealized losses	0

Net unrealized gains	$1,005,488

1

Wells Fargo Dow Jones Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments — November 30, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of November 30, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	0	*
Wells Fargo Short-Term Investment Portfolio	0	*

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2016, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At November 30, 2016, the affiliated Master Portfolios valued at $19,268,044 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

ITEM 2.    CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	January 25, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	January 25, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	January 25, 2017